UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2011

1.810665.107

AIR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
AEROSPACE & DEFENSE - 36.0%
Aerospace & Defense - 36.0%
Bombardier, Inc. Class B (sub. vtg.)	211,600	$ 784,203
Embraer SA sponsored ADR	28,800	734,976
Esterline Technologies Corp. (a)	37,200	2,003,964
Meggitt PLC	52,545	314,023
Precision Castparts Corp.	19,900	3,278,525
Rockwell Collins, Inc.	90,700	4,979,430
Textron, Inc.	176,600	3,431,338
The Boeing Co.	53,000	3,640,570
TransDigm Group, Inc. (a)	4,000	385,680
United Technologies Corp.	24,800	1,899,680
		21,452,389
AIR FREIGHT & LOGISTICS - 34.4%
Air Freight & Logistics - 34.4%
Air Transport Services Group, Inc. (a)	66,200	320,408
C.H. Robinson Worldwide, Inc.	54,400	3,726,944
Dart Group PLC	387,686	409,172
Expeditors International of Washington, Inc.	34,700	1,509,797
FedEx Corp.	36,400	3,024,112
Pacer International, Inc. (a)	41,100	175,908
United Parcel Service, Inc. Class B	124,700	8,947,226
UTI Worldwide, Inc.	151,800	2,362,008
		20,475,575
AIRLINES - 24.8%
Airlines - 24.8%
Alaska Air Group, Inc. (a)	24,300	1,686,906
Copa Holdings SA Class A	16,600	1,071,696
Delta Air Lines, Inc. (a)	342,102	2,777,868
JetBlue Airways Corp. (a)	68,700	283,044
Ryanair Holdings PLC sponsored ADR (a)	95,500	2,873,595
SkyWest, Inc.	26,300	319,019
Southwest Airlines Co.	309,900	2,596,962
United Continental Holdings, Inc. (a)	133,185	2,393,334
US Airways Group, Inc. (a)	168,700	796,264
		14,798,688
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
ASL Marine Holdings Ltd.	562,000	221,347

	Shares	Value
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	26,100	$ 125,216
METALS & MINING - 2.1%
Diversified Metals & Mining - 1.4%
RTI International Metals, Inc. (a)(d)	29,800	813,540
Steel - 0.7%
Allegheny Technologies, Inc.	8,500	426,870
TOTAL METALS & MINING		1,240,410
ROAD & RAIL - 0.8%
Trucking - 0.8%
Tegma Gestao Logistica	35,300	493,884
TRANSPORTATION INFRASTRUCTURE - 1.4%
Airport Services - 1.4%
Wesco Aircraft Holdings, Inc. (a)	65,100	863,226
TOTAL COMMON STOCKS (Cost $52,776,142)		59,670,735
Money Market Funds - 0.1%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $61,875)	61,875	61,875
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $52,838,017)	59,732,610
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(128,894)
NET ASSETS - 100%	$ 59,603,716
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 846
Fidelity Securities Lending Cash Central Fund	2,881
Total	$ 3,727
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 59,670,735	$ 59,449,388	$ 221,347	$ -
Money Market Funds	61,875	61,875	-	-
Total Investments in Securities:	$ 59,732,610	$ 59,511,263	$ 221,347	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $53,274,389. Net unrealized appreciation aggregated $6,458,221, of which $8,231,481 related to appreciated investment securities and $1,773,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2011

1.810666.107

AUT-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AUTO COMPONENTS - 54.4%
Auto Parts & Equipment - 50.3%
American Axle & Manufacturing Holdings, Inc. (a)	180,200	$ 1,580,354
Amerigon, Inc. (a)	36,300	569,184
Autoliv, Inc. (e)	115,455	6,151,442
BorgWarner, Inc. (a)	59,900	3,948,608
Dana Holding Corp. (a)	373,000	4,647,580
Delphi Automotive PLC	47,800	996,152
Delphi Automotive PLC	151,577	2,842,978
Drew Industries, Inc.	36,600	794,220
Exide Technologies (a)	160,900	444,084
Federal-Mogul Corp. Class A (a)	49,024	715,750
Fuel Systems Solutions, Inc. (a)	7,400	131,720
Gentex Corp.	84,300	2,485,164
Johnson Controls, Inc.	143,070	4,503,844
Lear Corp.	76,400	3,203,452
Linamar Corp.	67,700	899,392
Magna International, Inc. Class A (sub. vtg.) (e)	114,184	4,073,882
Martinrea International, Inc. (a)	104,200	764,171
Modine Manufacturing Co. (a)	90,800	878,944
Spartan Motors, Inc.	92,800	464,000
Stoneridge, Inc. (a)	72,789	598,326
Tenneco, Inc. (a)	160,446	4,646,516
Tower International, Inc. (a)	54,700	580,914
TRW Automotive Holdings Corp. (a)	159,400	5,206,004
		51,126,681
Tires & Rubber - 4.1%
Cooper Tire & Rubber Co.	89,000	1,192,600
The Goodyear Tire & Rubber Co. (a)	212,626	2,974,638
		4,167,238
TOTAL AUTO COMPONENTS		55,293,919
AUTOMOBILES - 42.0%
Automobile Manufacturers - 38.6%
Ford Motor Co. (a)	1,182,161	12,530,906
General Motors Co.	343,844	7,320,439
Honda Motor Co. Ltd. sponsored ADR	290,400	9,191,160
Thor Industries, Inc. (e)	40,600	982,520
Toyota Motor Corp. sponsored ADR (e)	134,200	8,845,122
Winnebago Industries, Inc. (a)(e)	66,000	425,040
		39,295,187
Motorcycle Manufacturers - 3.4%
Harley-Davidson, Inc.	94,100	3,460,057
TOTAL AUTOMOBILES		42,755,244

	Shares	Value
MACHINERY - 2.5%
Construction & Farm Machinery & Heavy Trucks - 2.5%
Meritor, Inc. (a)	150,100	$ 893,095
Westport Innovations, Inc. (a)(e)	59,500	1,646,365
		2,539,460
TOTAL COMMON STOCKS (Cost $93,396,266)		100,588,623
Nonconvertible Bonds - 0.2%
Principal Amount
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	207,734
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	418,824	418,824
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,833,200	11,833,200
TOTAL MONEY MARKET FUNDS (Cost $12,252,024)		12,252,024
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $105,932,646)	113,048,381
NET OTHER ASSETS (LIABILITIES) - (11.1)%	(11,301,982)
NET ASSETS - 100%	$ 101,746,399
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,459
Fidelity Securities Lending Cash Central Fund	37,363
Total	$ 38,822
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 100,588,623	$ 97,745,645	$ 2,842,978	$ -
Nonconvertible Bonds	207,734	-	-	207,734
Money Market Funds	12,252,024	12,252,024	-	-
Total Investments in Securities:	$ 113,048,381	$ 109,997,669	$ 2,842,978	$ 207,734
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	976,015
Cost of Purchases	-
Proceeds of Sales	(10,534,856)
Amortization/Accretion	-
Transfers in to Level 3	9,766,575
Transfers out of Level 3	-
Ending Balance	$ 207,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 976,015

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 2 to Level 3 were attributable to the default of debt securities which under went restructuring and a lack of observable market data for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $106,434,659. Net unrealized appreciation aggregated $6,613,722, of which $18,937,628 related to appreciated investment securities and $12,323,906 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2011

1.810667.107

BAN-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CAPITAL MARKETS - 1.5%
Asset Management & Custody Banks - 1.5%
State Street Corp.	130,300	$ 5,166,395
COMMERCIAL BANKS - 84.1%
Diversified Banks - 29.1%
Banco ABC Brasil SA	301,000	1,929,210
Comerica, Inc.	545,600	13,760,032
U.S. Bancorp	1,730,500	44,854,558
Wells Fargo & Co.	1,605,692	41,523,195
		102,066,995
Regional Banks - 55.0%
American River Bankshares (a)	128,500	609,090
Associated Banc-Corp.	78,500	816,400
Bank of the Ozarks, Inc. (d)	350,900	9,948,015
BB&T Corp.	842,700	19,525,359
CapitalSource, Inc.	89,200	575,340
Cathay General Bancorp	182,608	2,532,773
Center Financial Corp. (a)	988,216	7,283,152
Central Valley Community Bancorp (a)	133,300	786,470
Chemical Financial Corp.	160,300	3,295,768
CIT Group, Inc. (a)	269,900	9,138,814
CVB Financial Corp. (d)	516,100	5,073,263
Fifth Third Bancorp	289,900	3,504,891
First Commonwealth Financial Corp.	676,200	3,144,330
First Midwest Bancorp, Inc., Delaware	347,900	3,305,050
Huntington Bancshares, Inc.	2,108,251	11,068,318
KeyCorp	1,507,600	10,990,404
M&T Bank Corp.	18,000	1,313,640
Nara Bancorp, Inc. (a)	111,410	1,043,912
National Penn Bancshares, Inc.	549,800	4,579,834
Oriental Financial Group, Inc.	213,180	2,340,716
Pacific Continental Corp.	326,815	3,094,938
PacWest Bancorp	354,146	6,615,447
PNC Financial Services Group, Inc.	116,941	6,339,372
Regions Financial Corp.	2,935,800	12,066,138
Sandy Spring Bancorp, Inc.	333,500	5,772,885
Signature Bank, New York (a)	15,000	876,450
SunTrust Banks, Inc.	909,800	16,494,674
Susquehanna Bancshares, Inc.	93,200	738,144
SVB Financial Group (a)	152,665	7,181,362
Texas Capital Bancshares, Inc. (a)	315,100	9,093,786
West Coast Bancorp (a)	217,640	3,536,650
Western Alliance Bancorp. (a)	1,184,900	7,453,021
Wilshire Bancorp, Inc. (a)	1,969,700	6,303,040
Wintrust Financial Corp. (d)	246,100	6,839,119
		193,280,565
TOTAL COMMERCIAL BANKS		295,347,560

	Shares	Value
CONSUMER FINANCE - 2.9%
Consumer Finance - 2.9%
Capital One Financial Corp.	149,400	$ 6,672,204
SLM Corp.	279,000	3,593,520
		10,265,724
DIVERSIFIED FINANCIAL SERVICES - 2.4%
Other Diversified Financial Services - 2.4%
Citigroup, Inc.	191,420	5,260,222
JPMorgan Chase & Co.	88,900	2,753,233
NBH Holdings Corp. Class A (a)(e)	13,300	212,800
		8,226,255
IT SERVICES - 1.9%
Data Processing & Outsourced Services - 1.9%
Fiserv, Inc. (a)	53,700	3,096,342
Visa, Inc. Class A	37,200	3,607,284
		6,703,626
THRIFTS & MORTGAGE FINANCE - 4.3%
Thrifts & Mortgage Finance - 4.3%
BankUnited, Inc.	3,700	80,253
Flushing Financial Corp.	238,200	3,082,308
New York Community Bancorp, Inc.	131,100	1,578,444
Ocwen Financial Corp. (a)	380,700	5,013,819
WSFS Financial Corp.	148,500	5,426,190
		15,181,014
TOTAL COMMON STOCKS (Cost $397,928,758)		340,890,574
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.11% (b)	9,086,340	9,086,340
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,742,850	13,742,850
TOTAL MONEY MARKET FUNDS (Cost $22,829,190)		22,829,190
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $420,757,948)	363,719,764
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(12,685,932)
NET ASSETS - 100%	$ 351,033,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,800 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,396
Fidelity Securities Lending Cash Central Fund	16,382
Total	$ 24,778
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 340,890,574	$ 340,677,774	$ -	$ 212,800
Money Market Funds	22,829,190	22,829,190	-	-
Total Investments in Securities:	$ 363,719,764	$ 363,506,964	$ -	$ 212,800
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,625)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	229,425
Transfers out of Level 3	-
Ending Balance	$ 212,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (16,625)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $467,778,631. Net unrealized depreciation aggregated $104,058,867, of which $10,219,118 related to appreciated investment securities and $114,277,985 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2011

1.810668.107

BIO-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 92.9%
Biotechnology - 92.9%
Acadia Pharmaceuticals, Inc. (a)	1,508,744	$ 1,478,569
Achillion Pharmaceuticals, Inc. (a)	118,458	787,746
Acorda Therapeutics, Inc. (a)	986,180	22,830,067
ADVENTRX Pharmaceuticals, Inc. (a)(d)	656,268	405,245
Affymax, Inc. (a)	78,204	412,135
Agenus, Inc. (a)(d)	370,662	897,002
Agenus, Inc. warrants 1/9/18 (a)(f)	1,548,000	202,198
Alexion Pharmaceuticals, Inc. (a)	814,376	55,915,056
Alkermes PLC (a)	779,658	11,920,971
Allos Therapeutics, Inc. (a)	1,001,380	1,331,835
Alnylam Pharmaceuticals, Inc. (a)(d)	813,103	5,773,031
AMAG Pharmaceuticals, Inc. (a)	749,556	13,342,097
Amarin Corp. PLC ADR (a)	112,245	783,470
Amgen, Inc.	3,628,310	210,115,435
Amylin Pharmaceuticals, Inc. (a)	962,553	10,395,572
Ardea Biosciences, Inc. (a)	64,300	1,201,124
ARIAD Pharmaceuticals, Inc. (a)(d)	1,233,639	14,914,696
ArQule, Inc. (a)	835,694	4,688,243
AVEO Pharmaceuticals, Inc. (a)	209,039	3,532,759
Biogen Idec, Inc. (a)	757,687	87,096,121
BioInvent International AB (a)	529,200	1,274,860
BioMarin Pharmaceutical, Inc. (a)	1,119,402	38,753,697
Bionovo, Inc. (a)	1,270,000	368,300
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	93,655
Biospecifics Technologies Corp. (a)	21,004	315,900
Catalyst Pharmaceutical Partners, Inc. (a)(d)(e)	1,766,118	1,819,102
Catalyst Pharmaceutical Partners, Inc. warrants 4/30/17 (a)(e)	141,443	91,547
Celgene Corp. (a)	364,882	23,016,757
Cell Therapeutics, Inc. (a)	4,822,328	5,401,007
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	436,491
Cepheid, Inc. (a)	451,600	15,489,880
Chelsea Therapeutics International Ltd. (a)	218,240	1,134,848
China Biologic Products, Inc. (a)(d)	66,144	552,302
Clovis Oncology, Inc.	12,600	162,162
Codexis, Inc. (a)	713,058	3,436,940
Cubist Pharmaceuticals, Inc. (a)(d)	442,908	17,082,962
Dendreon Corp. (a)(d)	856,652	7,401,473
Dynavax Technologies Corp. (a)	1,049,100	3,262,701
Emergent BioSolutions, Inc. (a)	287,700	4,902,408
Enzon Pharmaceuticals, Inc. (a)(d)	489,066	3,457,697
Exact Sciences Corp. (a)	212,600	1,804,974
Exelixis, Inc. (a)	1,070,868	4,936,701
Genomic Health, Inc. (a)(d)	203,985	5,546,352
Geron Corp. (a)(d)	131,439	219,503
Gilead Sciences, Inc. (a)	3,385,457	134,910,461
Halozyme Therapeutics, Inc. (a)(d)	1,003,200	9,510,336
Horizon Pharma, Inc. (d)	520,300	2,710,763

	Shares	Value
Human Genome Sciences, Inc. (a)	1,086,859	$ 8,336,209
Idenix Pharmaceuticals, Inc. (a)(d)	2,409,613	18,313,059
ImmunoGen, Inc. (a)(d)	457,402	5,557,434
Incyte Corp. (a)(d)	854,180	11,762,059
Inhibitex, Inc. (a)	484,121	7,068,167
InterMune, Inc. (a)	718,633	13,050,375
Ironwood Pharmaceuticals, Inc. Class A (a)	1,131,438	13,656,457
Isis Pharmaceuticals, Inc. (a)	787,100	5,840,282
Keryx Biopharmaceuticals, Inc. (a)(d)	827,400	2,184,336
Lexicon Pharmaceuticals, Inc. (a)(d)	3,617,224	4,232,152
Lexicon Pharmaceuticals, Inc. rights 12/22/11 (a)	3,617,224	144,689
Ligand Pharmaceuticals, Inc. Class B (a)	563,526	6,610,160
MannKind Corp. (a)(d)	876,122	2,680,933
Medivation, Inc. (a)	481,587	22,128,923
Metabolix, Inc. (a)(d)	316,470	1,506,397
Micromet, Inc. (a)(d)	510,402	3,128,764
Momenta Pharmaceuticals, Inc. (a)(d)	471,848	7,096,594
Myrexis, Inc. (a)	4,379	11,648
Neurocrine Biosciences, Inc. (a)	662,435	4,332,325
NewLink Genetics Corp.	329,900	2,309,300
NPS Pharmaceuticals, Inc. (a)	1,640,126	9,315,916
OncoGenex Pharmaceuticals, Inc. (a)	177,595	2,116,932
Oncothyreon, Inc. (a)(d)	80,526	562,071
ONYX Pharmaceuticals, Inc. (a)	590,661	26,048,150
Opko Health, Inc. (a)(d)	1,664,600	8,256,416
OREXIGEN Therapeutics, Inc. (a)(d)(e)	2,672,392	4,783,582
PDL BioPharma, Inc. (d)	1,176,433	7,529,171
Pharmacyclics, Inc. (a)(d)	290,903	4,430,453
PolyMedix, Inc. (a)(e)	5,922,334	3,488,255
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	641,514
Progenics Pharmaceuticals, Inc. (a)	961,100	6,458,592
Protalix BioTherapeutics, Inc. (a)(d)	468,694	2,844,973
Protox Therapeutics, Inc. (a)	2,514,500	813,555
Puma Biotechnology, Inc. unit (f)	522,668	1,960,005
Raptor Pharmaceutical Corp. (a)(d)	1,442,579	7,963,036
Regeneron Pharmaceuticals, Inc. (a)(d)	455,344	27,056,540
Rigel Pharmaceuticals, Inc. (a)	828,060	6,309,817
Sangamo Biosciences, Inc. (a)(d)	443,972	1,345,235
Savient Pharmaceuticals, Inc. (a)(d)	1,372,287	3,444,440
Seattle Genetics, Inc. (a)(d)	596,342	9,917,167
SIGA Technologies, Inc. (a)(d)	604,183	1,268,784
Spectrum Pharmaceuticals, Inc. (a)	1,845,871	25,565,313
Sunesis Pharmaceuticals, Inc. (a)(d)	362,564	449,579
Synageva BioPharma Corp. (a)	197,000	3,441,590
Synta Pharmaceuticals Corp. (a)(d)	387,715	1,624,526
Targacept, Inc. (a)	257,702	1,935,342
Theravance, Inc. (a)(d)	518,423	12,099,993
Threshold Pharmaceuticals, Inc. (a)	1,578,800	2,352,412
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	374,161
Trius Therapeutics, Inc. (a)	324,688	2,409,185
United Therapeutics Corp. (a)	407,751	16,681,093
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	1,561,193	$ 45,258,985
Vical, Inc. (a)(d)	1,686,730	7,438,479
ZIOPHARM Oncology, Inc. (a)(d)	2,149,292	11,176,318
		1,143,428,994
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	477,800	59,247
Aradigm Corp.	5,920,360	734,125
		793,375
Health Care Supplies - 0.0%
Alimera Sciences, Inc. (a)	400	528
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		793,903
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
BG Medicine, Inc.	711,911	3,303,267
PHARMACEUTICALS - 6.3%
Pharmaceuticals - 6.3%
AcelRx Pharmaceuticals, Inc. (e)	1,041,900	3,146,538
Aegerion Pharmaceuticals, Inc. (a)	387,555	6,212,507
Akorn, Inc. (a)	283,227	3,047,523
Auxilium Pharmaceuticals, Inc. (a)	684,904	11,937,877
AVANIR Pharmaceuticals Class A (a)(d)	2,089,120	5,139,235
Cardiome Pharma Corp. (a)	900	1,836
Columbia Laboratories, Inc. (a)	115,920	250,387
Corcept Therapeutics, Inc. (a)(d)	1,153,700	3,645,692
Elan Corp. PLC sponsored ADR (a)	1,380,900	14,941,338
Jazz Pharmaceuticals, Inc. (a)	141,042	5,588,084
NuPathe, Inc. (a)(d)	17,100	37,962
Optimer Pharmaceuticals, Inc. (a)(d)	319,961	3,685,951
Pacira Pharmaceuticals, Inc. (d)	381,244	2,790,706
Questcor Pharmaceuticals, Inc. (a)	95,400	4,288,230
Ventrus Biosciences, Inc. (e)	681,696	5,276,327
XenoPort, Inc. (a)(d)	862,004	4,120,379
Zogenix, Inc.	2,105,408	3,789,734
		77,900,306
TOTAL COMMON STOCKS (Cost $1,192,621,885)		1,225,426,470
Convertible Preferred Stocks - 0.4%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f)	981,626	3,416,058

	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f)	229,509	$ 1,127,142
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,851,280)		4,543,200
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.11% (b)	895,452	895,452
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	105,234,122	105,234,122
TOTAL MONEY MARKET FUNDS (Cost $106,129,574)		106,129,574
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $1,306,602,739)	1,336,099,244
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(105,703,795)
NET ASSETS - 100%	$ 1,230,395,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,705,403 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,127,142
Puma Biotechnology, Inc. unit	10/4/11	$ 1,960,005
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,026
Fidelity Securities Lending Cash Central Fund	2,619,582
Total	$ 2,627,608
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AcelRx Pharmaceuticals, Inc.	$ 3,771,678	$ -	$ -	$ -	$ 3,146,538
Adolor Corp.	4,989,306	-	15,855,744	-	-
Catalyst Pharmaceutical Partners, Inc.	1,389,997	901,194	419,227	-	1,819,102
Catalyst Pharmaceutical Partners, Inc. warrants 4/30/17	-	1,414	-	-	91,547
OREXIGEN Therapeutics, Inc.	1,935,136	4,179,840	-	-	4,783,582
PolyMedix, Inc.	-	4,291,522	-	-	3,488,255
PolyMedix, Inc. warrants 4/10/16	-	446,345	-	-	641,514
Ventrus Biosciences, Inc.	-	8,052,000	1,510,541	-	5,276,327
Total	$ 12,086,117	$ 17,872,315	$ 17,785,512	$ -	$ 19,246,865
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,225,426,470	$ 1,221,482,207	$ 1,984,255	$ 1,960,008
Convertible Preferred Stocks	4,543,200	-	-	4,543,200
Money Market Funds	106,129,574	106,129,574	-	-
Total Investments in Securities:	$ 1,336,099,244	$ 1,327,611,781	$ 1,984,255	$ 6,503,208
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,416,061
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,087,147
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,503,208
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,332,128,076. Net unrealized appreciation aggregated $3,971,168, of which $193,029,200 related to appreciated investment securities and $189,058,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2011

1.810691.107

BRO-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	100	$ 430
CAPITAL MARKETS - 60.8%
Asset Management & Custody Banks - 31.4%
A.F.P. Provida SA sponsored ADR	127,211	7,847,647
Affiliated Managers Group, Inc. (a)	106,412	10,063,383
AllianceBernstein Holding LP	199,100	2,669,931
American Capital Ltd. (a)	41,100	286,467
Ameriprise Financial, Inc.	195,900	8,993,769
Apollo Global Management LLC Class A	349,300	4,373,236
Apollo Investment Corp.	76,543	551,875
Artio Global Investors, Inc. Class A (d)	177,385	1,039,476
Bank of New York Mellon Corp.	176,800	3,440,528
Bank Sarasin & Co. Ltd. Series B (Reg.)	103,360	3,213,382
BlackRock Kelso Capital Corp.	427,200	3,716,640
BlackRock, Inc. Class A	51,300	8,825,652
Calamos Asset Management, Inc. Class A	30,000	354,900
Cohen & Steers, Inc.	100	2,722
Eaton Vance Corp. (non-vtg.)	42,100	1,011,663
EFG International	200	1,432
Federated Investors, Inc. Class B (non-vtg.) (d)	70,700	1,122,009
Fifth Street Finance Corp.	300	2,934
Fortress Investment Group LLC (a)	1,008,800	3,429,920
Franklin Resources, Inc.	17,000	1,713,940
Invesco Ltd.	177,472	3,593,808
Janus Capital Group, Inc.	1,467,559	9,685,889
Julius Baer Group Ltd.	2,170	77,346
KKR & Co. LP	2,600	33,358
Legg Mason, Inc.	268,061	7,111,658
Man Group PLC	341,763	761,099
MCG Capital Corp.	95,707	423,025
MVC Capital, Inc.	17,300	221,959
Northern Trust Corp.	92,200	3,469,486
Och-Ziff Capital Management Group LLC Class A	554,049	4,354,825
PennantPark Investment Corp.	213,756	2,265,814
Pzena Investment Management, Inc.	36,849	181,297
SEI Investments Co.	1,100	18,480
Solar Capital Ltd.	37,264	857,817
State Street Corp.	900	35,685
T. Rowe Price Group, Inc.	1,300	73,788
The Blackstone Group LP	450,100	6,179,873
U.S. Global Investments, Inc. Class A	387,602	2,662,826
Waddell & Reed Financial, Inc. Class A	121,700	3,307,806
		107,977,345
Diversified Capital Markets - 5.6%
Credit Suisse Group sponsored ADR	100	2,421
Deutsche Bank AG (NY Shares)	9,500	373,160

	Shares	Value
UBS AG (a)	426,300	$ 5,250,228
UBS AG (NY Shares) (a)	1,086,885	13,553,456
		19,179,265
Investment Banking & Brokerage - 23.8%
BGC Partners, Inc. Class A	500	3,160
Charles Schwab Corp.	259,200	3,100,032
Duff & Phelps Corp. Class A	100	1,478
E*TRADE Financial Corp. (a)	1,256,800	11,537,424
Evercore Partners, Inc. Class A	596,315	16,511,962
GFI Group, Inc.	3,043,120	12,933,260
Gleacher & Co., Inc. (a)	48,210	62,191
Goldman Sachs Group, Inc.	35,400	3,393,444
Greenhill & Co., Inc. (d)	73,076	2,817,811
ICAP PLC	59,200	330,104
Investment Technology Group, Inc. (a)	364,600	3,882,990
Jefferies Group, Inc. (d)	6,449	73,777
KBW, Inc.	42,100	573,823
Knight Capital Group, Inc. Class A (a)	400	5,052
Lazard Ltd. Class A	208,500	5,383,470
LPL Investment Holdings, Inc.	20,900	627,000
Morgan Stanley	1,193,875	17,657,411
Nomura Holdings, Inc. sponsored ADR	100	330
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,600	24,736
Piper Jaffray Companies (a)	34,443	712,970
Raymond James Financial, Inc.	13,910	414,657
Stifel Financial Corp. (a)	1,100	34,870
SWS Group, Inc.	160,983	1,033,511
TD Ameritrade Holding Corp.	50,149	816,927
		81,932,390
TOTAL CAPITAL MARKETS		209,089,000
COMMERCIAL BANKS - 11.3%
Diversified Banks - 5.6%
Banco de Chile sponsored ADR	400	32,320
Banco Santander SA (Spain) ADR sponsored ADR	3,900	29,172
Banco Santander SA (Brasil) ADR	4,400	33,968
Barclays PLC sponsored ADR (d)	1,324,600	15,431,590
BNP Paribas SA	900	35,643
BPI-SGPS SA (a)	302,300	192,561
Comerica, Inc.	1,506	37,981
Industrial & Commercial Bank of China Ltd. (H Shares)	5,734,000	3,343,251
The Toronto-Dominion Bank	500	36,031
UniCredit SpA	2,100	2,181
United Overseas Bank Ltd.	3,000	36,380
		19,211,078
Regional Banks - 5.7%
CIT Group, Inc. (a)	1,200	40,632
Fifth Third Bancorp	2,800	33,852
First Interstate Bancsystem, Inc.	19,337	227,790
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Regions Financial Corp.	4,564,486	$ 18,760,036
SunTrust Banks, Inc.	41,000	743,330
		19,805,640
TOTAL COMMERCIAL BANKS		39,016,718
CONSUMER FINANCE - 0.3%
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	109,240	930,725
SLM Corp.	2,600	33,488
		964,213
DIVERSIFIED CONSUMER SERVICES - 1.9%
Specialized Consumer Services - 1.9%
Sotheby's Class A (Ltd. vtg.)	206,300	6,479,883
DIVERSIFIED FINANCIAL SERVICES - 16.0%
Other Diversified Financial Services - 15.3%
Bank of America Corp.	3,138,600	17,073,984
Citigroup, Inc.	661,710	18,183,791
JPMorgan Chase & Co.	559,300	17,321,521
		52,579,296
Specialized Finance - 0.7%
BM&F Bovespa SA	6,600	36,060
Bursa Malaysia Bhd	51,100	107,556
CBOE Holdings, Inc.	69,700	1,876,324
CME Group, Inc.	100	24,928
Deutsche Boerse AG	500	30,499
Hellenic Exchanges Holding SA	6,800	22,845
IntercontinentalExchange, Inc. (a)	1,465	178,320
MSCI, Inc. Class A (a)	2,200	74,250
NYSE Euronext	1,400	39,984
The NASDAQ Stock Market, Inc. (a)	1,700	44,625
		2,435,391
TOTAL DIVERSIFIED FINANCIAL SERVICES		55,014,687
INSURANCE - 2.6%
Life & Health Insurance - 1.0%
AFLAC, Inc.	81,400	3,536,016
Multi-Line Insurance - 1.6%
Genworth Financial, Inc. Class A (a)	817,300	5,386,007

	Shares	Value
Property & Casualty Insurance - 0.0%
Fidelity National Financial, Inc. Class A	2,487	$ 39,469
TOTAL INSURANCE		8,961,492
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
eBay, Inc. (a)	108,500	3,210,515
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Fidelity National Information Services, Inc.	2,100	50,589
MasterCard, Inc. Class A	300	112,365
Redecard SA	2,000	33,733
The Western Union Co.	1,710	29,822
		226,509
MEDIA - 0.0%
Publishing - 0.0%
Morningstar, Inc.	700	42,175
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	2,500	92,875
IHS, Inc. Class A (a)	500	44,190
		137,065
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Mortgage REITs - 0.0%
American Capital Agency Corp.	1,400	40,166
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Real Estate Services - 2.4%
CBRE Group, Inc. (a)	480,537	8,077,827
Jones Lang LaSalle, Inc.	1,200	77,304
		8,155,131
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian Pacific	100	6,018
SPECIALTY RETAIL - 0.6%
Computer & Electronics Retail - 0.6%
Rent-A-Center, Inc.	53,700	1,930,515
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Noble Group Ltd.	75,000	69,750
TOTAL COMMON STOCKS (Cost $392,359,251)		333,344,267
Investment Companies - 3.8%

Ares Capital Corp. (Cost $13,396,917)	846,890	13,177,608
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	5,841,407	$ 5,841,407
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,895,300	16,895,300
TOTAL MONEY MARKET FUNDS (Cost $22,736,707)		22,736,707
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $428,492,875)	369,258,582
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(25,031,484)
NET ASSETS - 100%	$ 344,227,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,884
Fidelity Securities Lending Cash Central Fund	22,084
Total	$ 36,968
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 333,344,267	$ 324,537,102	$ 8,807,165	$ -
Investment Companies	13,177,608	13,177,608	-	-
Money Market Funds	22,736,707	22,736,707	-	-
Total Investments in Securities:	$ 369,258,582	$ 360,451,417	$ 8,807,165	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $438,054,374. Net unrealized depreciation aggregated $68,795,792, of which $11,117,392 related to appreciated investment securities and $79,913,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2011

1.810670.107

CHE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CHEMICALS - 93.4%
Commodity Chemicals - 1.7%
Arkema SA	158,100	$ 11,419,869
Diversified Chemicals - 26.0%
Ashland, Inc.	439,800	24,461,676
BASF AG	93,564	6,794,772
Dow Chemical Co.	1,623,038	44,974,383
E.I. du Pont de Nemours & Co.	1,293,400	61,721,048
Eastman Chemical Co.	38,900	1,541,218
Olin Corp.	187,500	3,562,500
PPG Industries, Inc.	172,100	15,101,775
Solutia, Inc. (a)	1,282,413	20,416,015
		178,573,387
Fertilizers & Agricultural Chemicals - 17.1%
CF Industries Holdings, Inc.	137,153	19,173,989
Monsanto Co.	857,340	62,971,623
Potash Corp. of Saskatchewan, Inc.	232,300	10,126,043
Rentech Nitrogen Partners LP	350,300	6,655,700
The Mosaic Co.	359,542	18,969,436
		117,896,791
Industrial Gases - 14.9%
Air Products & Chemicals, Inc.	387,500	32,453,125
Praxair, Inc.	682,807	69,646,316
		102,099,441
Specialty Chemicals - 33.7%
Celanese Corp. Class A	236,561	10,997,721
Cytec Industries, Inc.	314,743	14,843,280
Ecolab, Inc. (d)	726,099	41,402,165
Ferro Corp. (a)	753,200	4,376,092
Innophos Holdings, Inc.	368,605	18,153,796
Kraton Performance Polymers, Inc. (a)	435,800	9,160,516
LyondellBasell Industries NV Class A (d)	994,578	32,492,863
Nalco Holding Co.	376,400	14,585,500
Rockwood Holdings, Inc. (a)	368,088	16,402,001
Sherwin-Williams Co.	314,400	27,299,352
Sigma Aldrich Corp.	203,500	13,188,835
Valspar Corp.	220,200	8,120,976
W.R. Grace & Co. (a)	491,984	20,500,973
		231,524,070
TOTAL CHEMICALS		641,513,558

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Environmental & Facility Services - 0.6%
Swisher Hygiene, Inc.	549,240	$ 2,125,559
Swisher Hygiene, Inc. (Canada) (a)(d)	559,700	2,166,041
		4,291,600
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Drilling - 0.6%
Seadrill Ltd.	104,700	3,651,936
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Storage & Transport - 1.2%
Atlas Pipeline Partners, LP	241,145	8,391,846
TOTAL COMMON STOCKS (Cost $601,542,323)		657,848,940
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 0.11% (b)	27,437,173	27,437,173
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	73,733,015	73,733,015
TOTAL MONEY MARKET FUNDS (Cost $101,170,188)		101,170,188
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $702,712,511)	759,019,128
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(71,853,819)
NET ASSETS - 100%	$ 687,165,309
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,555
Fidelity Securities Lending Cash Central Fund	406,143
Total	$ 434,698
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $719,281,000. Net unrealized appreciation aggregated $39,738,128, of which $73,848,633 related to appreciated investment securities and $34,110,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2011

1.810680.107

DEV-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 78.4%
Communications Equipment - 78.4%
Acme Packet, Inc. (a)	122,790	$ 4,104,870
ADTRAN, Inc.	224,004	7,398,852
ADVA AG Optical Networking (a)	504,160	2,819,142
Alcatel-Lucent SA sponsored ADR (a)	2,986,143	4,837,552
Arris Group, Inc. (a)	211,529	2,273,937
Aruba Networks, Inc. (a)(d)	299,023	6,309,385
Aviat Networks, Inc. (a)	74,065	130,354
Black Box Corp.	9,800	279,594
Brocade Communications Systems, Inc. (a)	1,396,841	7,515,005
Calix Networks, Inc. (a)	127,200	1,147,344
Ceragon Networks Ltd. (a)	64,085	512,680
Ciena Corp. (a)(d)	1,038,491	12,576,126
Cisco Systems, Inc.	3,151,826	58,750,034
Comba Telecom Systems Holdings Ltd.	1,041,150	945,714
Comtech Telecommunications Corp.	39,700	1,202,513
Digi International, Inc. (a)	66,600	731,934
DragonWave, Inc. (a)	216,100	918,426
EchoStar Holding Corp. Class A (a)	36,580	804,028
Emulex Corp. (a)	83,200	657,280
F5 Networks, Inc. (a)	16,054	1,814,584
Finisar Corp. (a)	555,752	10,248,067
Harmonic, Inc. (a)	69,040	370,745
Harris Corp.	97,500	3,471,000
HTC Corp.	842	13,866
Infinera Corp. (a)	64,774	446,941
Ixia (a)	202,504	2,227,544
JDS Uniphase Corp. (a)	322,936	3,545,837
Juniper Networks, Inc. (a)	7,612	172,869
Motorola Mobility Holdings, Inc.	189,008	7,371,312
Motorola Solutions, Inc.	1,681	78,452
NETGEAR, Inc. (a)	28,450	1,080,816
Nokia Corp. sponsored ADR	895	5,182
O-Net Communications Group Ltd. (a)	618,000	177,982
Oclaro, Inc. (a)(d)	303,363	943,459
Oplink Communications, Inc. (a)	35,046	578,609
Opnext, Inc. (a)	756,045	793,847
Polycom, Inc. (a)	578,900	9,783,410
Powerwave Technologies, Inc. (a)(d)	22,560	52,339
QUALCOMM, Inc.	683,019	37,429,441
Research In Motion Ltd. (a)	900	16,074
Riverbed Technology, Inc. (a)	281,642	7,322,692
Sandvine Corp. (a)	1,458,000	2,517,004
Sandvine Corp. (U.K.) (a)	118,328	213,465
ShoreTel, Inc. (a)	387,746	2,338,108
Sierra Wireless, Inc. (a)	183,400	1,201,149
Sonus Networks, Inc. (a)	139,532	364,179
Sycamore Networks, Inc.	95,000	1,881,000
Tekelec (a)	252,287	2,780,203
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	2,547,580	27,080,775

	Shares	Value
Tellabs, Inc.	103,600	$ 411,292
ViaSat, Inc. (a)	173,000	8,186,360
ZTE Corp. (H Shares)	1,373,520	4,193,366
		253,026,739
COMPUTERS & PERIPHERALS - 1.0%
Computer Storage & Peripherals - 1.0%
Gemalto NV	44,524	2,190,806
Novatel Wireless, Inc. (a)	78,502	251,991
QLogic Corp. (a)	43,702	652,034
		3,094,831
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	1,400	3,472
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Components - 0.1%
Cando Corp. (a)	1,063,243	280,804
Young Fast Optoelectron Co. Ltd.	5,089	10,884
		291,688
Electronic Manufacturing Services - 0.6%
Fabrinet (a)	83,400	1,183,446
NeoPhotonics Corp.	147,804	700,591
		1,884,037
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,175,725
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	23,760
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Equinix, Inc. (a)	500	50,010
OpenTable, Inc. (a)	100	3,537
Rackspace Hosting, Inc. (a)	15,800	685,404
		738,951
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
NeuStar, Inc. Class A (a)	16,400	553,336
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)(d)	60,300	135,072
TOTAL IT SERVICES		688,408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Semiconductors - 4.0%
Altera Corp.	44,400	1,672,548
Cavium, Inc. (a)	51,901	1,694,049
CSR PLC	58,483	160,621
Cypress Semiconductor Corp.	32,800	625,496
Entropic Communications, Inc. (a)	3,900	19,422
Exar Corp. (a)	6,701	42,216
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Hittite Microwave Corp. (a)	800	$ 43,528
Ikanos Communications, Inc. (a)	183,615	154,787
Inphi Corp.	39,800	429,442
Micron Technology, Inc. (a)	54,900	328,851
ON Semiconductor Corp. (a)	90,444	681,043
Pericom Semiconductor Corp. (a)	45,400	353,666
Phison Electronics Corp.	283,000	1,658,743
Pixelplus Co. Ltd. ADR (a)	30,925	41,749
PLX Technology, Inc. (a)	21,500	66,435
RF Micro Devices, Inc. (a)	32,500	202,475
Skyworks Solutions, Inc. (a)	21,000	342,510
Standard Microsystems Corp. (a)	55,597	1,391,593
Volterra Semiconductor Corp. (a)	49,300	1,207,850
Xilinx, Inc.	50,000	1,635,500
		12,752,524
SOFTWARE - 8.0%
Application Software - 6.4%
AsiaInfo-Linkage, Inc. (a)(d)	779,800	6,815,452
AutoNavi Holdings Ltd. ADR (a)	160,500	1,741,425
BroadSoft, Inc. (a)(d)	216,100	7,580,788
NetScout Systems, Inc. (a)	25,507	450,709
SolarWinds, Inc. (a)	46,871	1,536,900
Synchronoss Technologies, Inc. (a)	76,867	2,297,555
Taleo Corp. Class A (a)	1,800	58,302
TeleNav, Inc. (a)	5,800	47,676
		20,528,807
Systems Software - 1.6%
Allot Communications Ltd. (a)	126,300	2,129,418
Fortinet, Inc. (a)	47,800	1,146,722
Opnet Technologies, Inc.	16,972	605,391
Rovi Corp. (a)	35,229	977,605
TeleCommunication Systems, Inc. Class A (a)	166,423	447,678
		5,306,814
TOTAL SOFTWARE		25,835,621
WIRELESS TELECOMMUNICATION SERVICES - 6.9%
Wireless Telecommunication Services - 6.9%
American Tower Corp. Class A	160,810	9,487,790

	Shares	Value
Crown Castle International Corp. (a)	115,700	$ 4,896,424
SBA Communications Corp. Class A (a)	195,939	8,011,946
		22,396,160
TOTAL COMMON STOCKS (Cost $362,402,793)		320,736,191
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	909,726
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	2,422,053	2,422,053
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	32,354,350	32,354,350
TOTAL MONEY MARKET FUNDS (Cost $34,776,403)		34,776,403
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $398,109,196)		356,422,320
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(33,862,287)
NET ASSETS - 100%		$ 322,560,033
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,763
Fidelity Securities Lending Cash Central Fund	790,863
Total	$ 802,626
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 320,736,191	$ 313,454,832	$ 7,281,359	$ -
Convertible Bonds	909,726	-	909,726	-
Money Market Funds	34,776,403	34,776,403	-	-
Total Investments in Securities:	$ 356,422,320	$ 348,231,235	$ 8,191,085	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $402,951,869. Net unrealized depreciation aggregated $46,529,549, of which $25,858,128 related to appreciated investment securities and $72,387,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2011

1.810671.107

COM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.8%
Communications Equipment - 3.8%
Motorola Solutions, Inc.	315,000	$ 14,701,050
Polycom, Inc. (a)	392,100	6,626,490
		21,327,540
COMPUTERS & PERIPHERALS - 72.9%
Computer Hardware - 39.0%
Apple, Inc. (a)	260,700	99,639,541
Avid Technology, Inc. (a)	391,500	3,116,340
Cray, Inc. (a)	337,500	2,085,750
Dell, Inc. (a)	1,186,907	18,705,654
Diebold, Inc.	151,800	4,579,806
Hewlett-Packard Co.	1,979,655	55,331,357
NCR Corp. (a)	1,200,100	20,989,749
Silicon Graphics International Corp. (a)(d)	393,800	5,875,496
Stratasys, Inc. (a)(d)	222,331	6,830,008
Super Micro Computer, Inc. (a)	408,200	5,547,438
		222,701,139
Computer Storage & Peripherals - 33.9%
Electronics for Imaging, Inc. (a)	955,115	14,126,151
EMC Corp. (a)	1,456,178	33,506,656
Imation Corp. (a)	390,000	2,293,200
Immersion Corp. (a)	405,000	2,462,400
Intermec, Inc. (a)	716,500	5,259,110
Intevac, Inc. (a)	308,790	2,312,837
Lexmark International, Inc. Class A	165,800	5,547,668
NetApp, Inc. (a)	595,360	21,927,109
Novatel Wireless, Inc. (a)	1,161,424	3,728,171
QLogic Corp. (a)	367,008	5,475,759
Quantum Corp. (a)	3,318,200	8,925,958
Rimage Corp.	160,000	1,811,200
SanDisk Corp. (a)	499,000	24,605,690
Seagate Technology	1,150,400	19,671,840
STEC, Inc. (a)(d)	527,880	4,814,266
Synaptics, Inc. (a)(d)	207,200	6,725,712
Western Digital Corp. (a)	819,084	23,810,772
Xyratex Ltd.	485,800	6,587,448
		193,591,947
TOTAL COMPUTERS & PERIPHERALS		416,293,086
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Technology Distributors - 1.1%
Arrow Electronics, Inc. (a)	174,900	6,394,344
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Velti PLC (a)	298,600	2,209,640

	Shares	Value
IT SERVICES - 15.2%
IT Consulting & Other Services - 15.2%
Atos Origin SA	100,000	$ 4,860,705
Cognizant Technology Solutions Corp. Class A (a)	50,000	3,367,500
International Business Machines Corp.	318,748	59,924,624
Teradata Corp. (a)	346,357	18,782,940
		86,935,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Semiconductors - 3.3%
NXP Semiconductors NV (a)	457,800	7,736,820
ON Semiconductor Corp. (a)	750,000	5,647,500
RF Micro Devices, Inc. (a)(d)	900,000	5,607,000
		18,991,320
SOFTWARE - 1.9%
Application Software - 1.9%
BroadSoft, Inc. (a)(d)	109,900	3,855,292
Citrix Systems, Inc. (a)	100,000	7,139,000
		10,994,292
TOTAL COMMON STOCKS (Cost $551,667,578)		563,145,991
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.11% (b)	12,321,219	12,321,219
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	23,952,550	23,952,550
TOTAL MONEY MARKET FUNDS (Cost $36,273,769)		36,273,769
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $587,941,347)	599,419,760
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(28,155,303)
NET ASSETS - 100%	$ 571,264,457
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,236
Fidelity Securities Lending Cash Central Fund	120,661
Total	$ 129,897
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $626,665,228. Net unrealized depreciation aggregated $27,245,468, of which $56,352,474 related to appreciated investment securities and $83,597,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2011

1.810672.107

HOU-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BUILDING PRODUCTS - 5.2%
Building Products - 5.2%
Lennox International, Inc.	35,800	$ 1,186,054
Masco Corp.	96,000	919,680
Owens Corning (a)	82,669	2,372,600
		4,478,334
CAPITAL MARKETS - 0.3%
Diversified Capital Markets - 0.3%
HFF, Inc. (a)	25,300	283,866
CONSTRUCTION & ENGINEERING - 17.1%
Construction & Engineering - 17.1%
AECOM Technology Corp. (a)	61,000	1,308,450
Dycom Industries, Inc. (a)	36,300	727,815
Fluor Corp.	92,800	5,087,296
Foster Wheeler AG (a)	84,200	1,561,910
Jacobs Engineering Group, Inc. (a)	52,100	2,164,234
KBR, Inc.	65,900	1,904,510
Shaw Group, Inc. (a)	43,650	1,083,393
URS Corp. (a)	25,771	931,364
		14,768,972
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
Eagle Materials, Inc.	36,200	838,030
Vulcan Materials Co. (d)	7,000	227,080
		1,065,110
HOUSEHOLD DURABLES - 14.9%
Homebuilding - 14.9%
D.R. Horton, Inc.	296,437	3,530,565
Lennar Corp. Class A (d)	169,278	3,116,408
PulteGroup, Inc. (a)(d)	280,683	1,714,973
Ryland Group, Inc. (d)	41,556	625,002
Standard Pacific Corp. (a)(d)	126,700	402,906
Toll Brothers, Inc. (a)	170,650	3,465,902
		12,855,756
REAL ESTATE INVESTMENT TRUSTS - 23.0%
Industrial REITs - 0.4%
Prologis, Inc.	14,000	389,480
Residential REITs - 21.8%
Apartment Investment & Management Co. Class A	21,471	467,638
AvalonBay Communities, Inc.	18,359	2,292,121
BRE Properties, Inc.	36,700	1,785,822
Camden Property Trust (SBI)	39,200	2,263,016
Education Realty Trust, Inc.	67,100	625,372
Equity Residential (SBI)	107,000	5,905,330
Essex Property Trust, Inc. (d)	11,400	1,514,490
Mid-America Apartment Communities, Inc.	15,290	876,423

	Shares	Value
Post Properties, Inc.	63,600	$ 2,543,364
UDR, Inc.	24,338	571,943
		18,845,519
Retail REITs - 0.8%
CBL & Associates Properties, Inc.	45,600	651,624
TOTAL REAL ESTATE INVESTMENT TRUSTS		19,886,623
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
Diversified Real Estate Activities - 0.7%
The St. Joe Co. (a)	41,200	592,456
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	84,000	1,019,760
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,612,216
SPECIALTY RETAIL - 34.9%
Home Improvement Retail - 34.9%
Home Depot, Inc.	474,490	18,609,498
Lowe's Companies, Inc.	481,534	11,561,631
		30,171,129
TOTAL COMMON STOCKS (Cost $84,402,384)		85,122,006
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.11% (b)	1,107,405	1,107,405
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,674,125	6,674,125
TOTAL MONEY MARKET FUNDS (Cost $7,781,530)		7,781,530
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $92,183,914)	92,903,536
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(6,416,446)
NET ASSETS - 100%	$ 86,487,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 617
Fidelity Securities Lending Cash Central Fund	128,072
Total	$ 128,689
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $97,526,410. Net unrealized depreciation aggregated $4,622,874, of which $5,782,900 related to appreciated investment securities and $10,405,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2011

1.810692.107

CPR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Gentex Corp.	95,214	$ 2,806,909
AUTOMOBILES - 4.1%
Automobile Manufacturers - 4.1%
Bayerische Motoren Werke AG (BMW)	38,104	2,866,515
Ford Motor Co. (a)	585,789	6,209,363
		9,075,878
DIVERSIFIED CONSUMER SERVICES - 3.4%
Education Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	41,500	2,011,920
Specialized Consumer Services - 2.5%
Sotheby's Class A (Ltd. vtg.)	79,951	2,511,261
Steiner Leisure Ltd. (a)	12,733	598,451
Weight Watchers International, Inc.	40,840	2,400,167
		5,509,879
TOTAL DIVERSIFIED CONSUMER SERVICES		7,521,799
HOTELS, RESTAURANTS & LEISURE - 17.9%
Casinos & Gaming - 3.2%
Las Vegas Sands Corp. (a)	86,172	4,025,094
Las Vegas Sands Corp. warrants 11/16/13 (a)	2,360	1,604,847
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	152,200	1,509,824
		7,139,765
Hotels, Resorts & Cruise Lines - 1.4%
InterContinental Hotel Group PLC	62,900	1,093,970
Royal Caribbean Cruises Ltd.	68,700	1,903,677
		2,997,647
Restaurants - 13.3%
Arcos Dorados Holdings, Inc.	23,100	506,352
BJ's Restaurants, Inc. (a)(d)	38,184	1,835,887
Bravo Brio Restaurant Group, Inc. (a)	31,781	547,587
Darden Restaurants, Inc.	42,390	2,022,427
Dunkin' Brands Group, Inc. (a)(d)	44,260	1,119,778
McDonald's Corp.	113,319	10,824,231
Ruth's Hospitality Group, Inc. (a)	353,390	1,752,814
Starbucks Corp.	164,745	7,163,113
Texas Roadhouse, Inc. Class A	255,400	3,419,806
		29,191,995
TOTAL HOTELS, RESTAURANTS & LEISURE		39,329,407
HOUSEHOLD DURABLES - 2.2%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)(d)	51,500	2,812,415

	Shares	Value
Homebuilding - 0.9%
Lennar Corp. Class A (d)	107,789	$ 1,984,395
TOTAL HOUSEHOLD DURABLES		4,796,810
INTERNET & CATALOG RETAIL - 6.7%
Internet Retail - 6.7%
Amazon.com, Inc. (a)	70,935	13,640,092
Groupon, Inc. Class A (a)	68,400	1,197,000
		14,837,092
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	2,700	1,618,353
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 1.3%
Hasbro, Inc.	79,282	2,839,088
MEDIA - 21.8%
Advertising - 0.6%
Interpublic Group of Companies, Inc.	126,400	1,185,632
Broadcasting - 2.3%
CBS Corp. Class B	132,025	3,437,931
Discovery Communications, Inc. (a)	40,300	1,691,794
		5,129,725
Cable & Satellite - 9.3%
Comcast Corp. Class A	305,800	6,932,486
DIRECTV (a)	140,302	6,625,060
Sirius XM Radio, Inc. (a)(d)	1,768,200	3,182,760
Time Warner Cable, Inc.	61,714	3,732,463
		20,472,769
Movies & Entertainment - 9.6%
The Walt Disney Co.	368,523	13,211,550
Time Warner, Inc.	227,556	7,923,500
		21,135,050
TOTAL MEDIA		47,923,176
MULTILINE RETAIL - 5.5%
Department Stores - 0.2%
Marisa Lojas SA	43,100	423,063
General Merchandise Stores - 5.3%
Dollar Tree, Inc. (a)	45,080	3,673,569
Target Corp.	151,102	7,963,075
		11,636,644
TOTAL MULTILINE RETAIL		12,059,707
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. (a)	38,900	542,655
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 24.3%
Apparel Retail - 6.1%
Body Central Corp. (a)	27,924	$ 597,015
Express, Inc.	32,900	746,501
Foot Locker, Inc.	71,383	1,683,925
Inditex SA	6,109	517,450
Limited Brands, Inc.	100,940	4,272,790
TJX Companies, Inc.	90,350	5,574,595
Workman Co. Ltd.	3,000	77,913
		13,470,189
Automotive Retail - 2.3%
Advance Auto Parts, Inc.	62,800	4,347,016
AutoZone, Inc. (a)	1,800	591,084
		4,938,100
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	89,300	2,419,137
Home Improvement Retail - 7.9%
Home Depot, Inc.	223,000	8,746,060
Lowe's Companies, Inc.	316,809	7,606,584
Lumber Liquidators Holdings, Inc. (a)(d)	65,400	1,107,876
		17,460,520
Homefurnishing Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	116,088	7,024,485
Mattress Firm Holding Corp.	29,300	647,237
		7,671,722
Specialty Stores - 3.4%
Staples, Inc.	170,300	2,454,023
Tiffany & Co., Inc.	27,000	1,810,080
Tractor Supply Co.	24,583	1,775,630
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,400	1,490,082
		7,529,815
TOTAL SPECIALTY RETAIL		53,489,483
TEXTILES, APPAREL & LUXURY GOODS - 8.4%
Apparel, Accessories & Luxury Goods - 6.7%
Coach, Inc.	50,212	3,142,769

	Shares	Value
PVH Corp.	46,002	$ 3,123,076
Ralph Lauren Corp.	16,200	2,298,132
Titan Industries Ltd.	136,036	471,260
Vera Bradley, Inc. (a)(d)	42,256	1,622,630
VF Corp.	29,086	4,033,937
		14,691,804
Footwear - 1.7%
NIKE, Inc. Class B	38,861	3,737,651
TOTAL TEXTILES, APPAREL & LUXURY GOODS		18,429,455
TOTAL COMMON STOCKS (Cost $188,551,893)		215,269,812
Money Market Funds - 3.7%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $8,071,150)	8,071,150	8,071,150
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $196,623,043)		223,340,962
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(3,349,669)
NET ASSETS - 100%		$ 219,991,293
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,412
Fidelity Securities Lending Cash Central Fund	37,283
Total	$ 39,695
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 215,269,812	$ 212,021,822	$ 3,247,990	$ -
Money Market Funds	8,071,150	8,071,150	-	-
Total Investments in Securities:	$ 223,340,962	$ 220,092,972	$ 3,247,990	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $199,496,137. Net unrealized appreciation aggregated $23,844,825, of which $31,185,544 related to appreciated investment securities and $7,340,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2011

1.810694.107

FOO-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 32.9%
Brewers - 6.5%
Anheuser-Busch InBev SA NV	825,828	$ 49,387,350
Carlsberg A/S Series B	56,300	4,133,856
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	245,685	8,446,650
Molson Coors Brewing Co. Class B	1,157,153	46,968,840
		108,936,696
Distillers & Vintners - 9.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,398,370	46,696,264
Diageo PLC sponsored ADR (d)	531,027	45,461,221
Pernod Ricard SA (d)	359,801	33,865,641
Remy Cointreau SA	378,008	31,505,295
Treasury Wine Estates Ltd.	294,616	1,213,271
		158,741,692
Soft Drinks - 16.8%
Coca-Cola Bottling Co. CONSOLIDATED	87,913	4,923,128
Coca-Cola FEMSA SAB de CV sponsored ADR	88,129	8,008,282
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	69,200	1,034,540
Coca-Cola Icecek A/S	383,842	4,491,589
Embotelladora Andina SA sponsored ADR (d)	296,800	8,072,960
Fomento Economico Mexicano SAB de CV sponsored ADR	22,787	1,554,301
Hansen Natural Corp. (a)	10,400	958,880
PepsiCo, Inc.	1,113,687	71,275,968
The Coca-Cola Co.	2,644,892	177,816,089
		278,135,737
TOTAL BEVERAGES		545,814,125
FOOD & STAPLES RETAILING - 11.0%
Drug Retail - 10.0%
CVS Caremark Corp.	2,676,963	103,973,243
Drogasil SA	623,400	4,343,770
Walgreen Co.	1,701,775	57,383,853
		165,700,866
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	20,300	271,614
Sysco Corp.	119,040	3,397,402
United Natural Foods, Inc. (a)	55,936	2,144,027
		5,813,043
Food Retail - 0.4%
Fresh Market, Inc.	11,800	462,914
SUPERVALU, Inc.	176,800	1,299,480
Susser Holdings Corp. (a)	11,188	257,100
The Pantry, Inc. (a)	394,640	4,881,697
		6,901,191

	Shares	Value
Hypermarkets & Super Centers - 0.2%
Carrefour SA	152,946	$ 4,059,346
TOTAL FOOD & STAPLES RETAILING		182,474,446
FOOD PRODUCTS - 9.7%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	385,061	11,598,037
Bunge Ltd.	624,887	39,055,438
Cosan Ltd. Class A	60,400	710,908
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,007,600
Origin Agritech Ltd. (a)	95,200	245,616
SLC Agricola SA	313,300	2,758,246
Viterra, Inc.	407,200	4,160,031
		59,535,876
Packaged Foods & Meats - 6.1%
Brasil Foods SA	2,000	39,042
Calavo Growers, Inc.	200,434	5,323,527
Cermaq ASA	57,970	670,043
Danone	8,420	554,955
Dean Foods Co. (a)	497,606	5,055,677
Diamond Foods, Inc. (d)	27,500	763,125
Green Mountain Coffee Roasters, Inc. (a)	240,500	12,609,415
Lindt & Spruengli AG	111	3,906,568
Mead Johnson Nutrition Co. Class A	234,132	17,644,188
Nestle SA	333,543	18,676,217
Unilever NV (NY Reg.) (d)	941,771	32,123,809
Want Want China Holdings Ltd.	4,014,000	4,179,968
		101,546,534
TOTAL FOOD PRODUCTS		161,082,410
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	7,400	220,890
HOUSEHOLD PRODUCTS - 19.2%
Household Products - 19.2%
Colgate-Palmolive Co.	442,275	40,468,163
Procter & Gamble Co.	4,170,120	269,264,648
Spectrum Brands Holdings, Inc. (a)	296,547	8,309,247
		318,042,058
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	644,577	10,957,809
Hypermarcas SA	383,000	1,726,179
L'Oreal SA	317,600	34,281,119
Natura Cosmeticos SA	135,900	2,728,071
Nu Skin Enterprises, Inc. Class A	169,550	8,094,317
		57,787,495
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	692,873	$ 44,842,741
TOBACCO - 19.2%
Tobacco - 19.2%
Altria Group, Inc.	2,938,726	84,312,049
British American Tobacco PLC sponsored ADR (d)	1,886,553	175,732,412
KT&G Corp.	54,957	3,818,042
Lorillard, Inc.	69,900	7,802,238
Philip Morris International, Inc.	542,083	41,328,408
Souza Cruz Industria Comerico	455,200	5,774,644
		318,767,793
TOTAL COMMON STOCKS (Cost $1,384,631,418)		1,629,031,958
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,707,153	$ 27,707,153
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,387,215	22,387,215
TOTAL MONEY MARKET FUNDS (Cost $50,094,368)		50,094,368
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,434,725,786)	1,679,126,326
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(20,632,881)
NET ASSETS - 100%	$ 1,658,493,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,755
Fidelity Securities Lending Cash Central Fund	288,197
Total	$ 328,952
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,629,031,958	$ 1,574,251,369	$ 54,780,589	$ -
Money Market Funds	50,094,368	50,094,368	-	-
Total Investments in Securities:	$ 1,679,126,326	$ 1,624,345,737	$ 54,780,589	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,440,067,041. Net unrealized appreciation aggregated $239,059,285, of which $263,939,405 related to appreciated investment securities and $24,880,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.104

ACSF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 32.9%
Brewers - 6.5%
Anheuser-Busch InBev SA NV	825,828	$ 49,387,350
Carlsberg A/S Series B	56,300	4,133,856
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	245,685	8,446,650
Molson Coors Brewing Co. Class B	1,157,153	46,968,840
		108,936,696
Distillers & Vintners - 9.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,398,370	46,696,264
Diageo PLC sponsored ADR (d)	531,027	45,461,221
Pernod Ricard SA (d)	359,801	33,865,641
Remy Cointreau SA	378,008	31,505,295
Treasury Wine Estates Ltd.	294,616	1,213,271
		158,741,692
Soft Drinks - 16.8%
Coca-Cola Bottling Co. CONSOLIDATED	87,913	4,923,128
Coca-Cola FEMSA SAB de CV sponsored ADR	88,129	8,008,282
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	69,200	1,034,540
Coca-Cola Icecek A/S	383,842	4,491,589
Embotelladora Andina SA sponsored ADR (d)	296,800	8,072,960
Fomento Economico Mexicano SAB de CV sponsored ADR	22,787	1,554,301
Hansen Natural Corp. (a)	10,400	958,880
PepsiCo, Inc.	1,113,687	71,275,968
The Coca-Cola Co.	2,644,892	177,816,089
		278,135,737
TOTAL BEVERAGES		545,814,125
FOOD & STAPLES RETAILING - 11.0%
Drug Retail - 10.0%
CVS Caremark Corp.	2,676,963	103,973,243
Drogasil SA	623,400	4,343,770
Walgreen Co.	1,701,775	57,383,853
		165,700,866
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	20,300	271,614
Sysco Corp.	119,040	3,397,402
United Natural Foods, Inc. (a)	55,936	2,144,027
		5,813,043
Food Retail - 0.4%
Fresh Market, Inc.	11,800	462,914
SUPERVALU, Inc.	176,800	1,299,480
Susser Holdings Corp. (a)	11,188	257,100
The Pantry, Inc. (a)	394,640	4,881,697
		6,901,191

	Shares	Value
Hypermarkets & Super Centers - 0.2%
Carrefour SA	152,946	$ 4,059,346
TOTAL FOOD & STAPLES RETAILING		182,474,446
FOOD PRODUCTS - 9.7%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	385,061	11,598,037
Bunge Ltd.	624,887	39,055,438
Cosan Ltd. Class A	60,400	710,908
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,007,600
Origin Agritech Ltd. (a)	95,200	245,616
SLC Agricola SA	313,300	2,758,246
Viterra, Inc.	407,200	4,160,031
		59,535,876
Packaged Foods & Meats - 6.1%
Brasil Foods SA	2,000	39,042
Calavo Growers, Inc.	200,434	5,323,527
Cermaq ASA	57,970	670,043
Danone	8,420	554,955
Dean Foods Co. (a)	497,606	5,055,677
Diamond Foods, Inc. (d)	27,500	763,125
Green Mountain Coffee Roasters, Inc. (a)	240,500	12,609,415
Lindt & Spruengli AG	111	3,906,568
Mead Johnson Nutrition Co. Class A	234,132	17,644,188
Nestle SA	333,543	18,676,217
Unilever NV (NY Reg.) (d)	941,771	32,123,809
Want Want China Holdings Ltd.	4,014,000	4,179,968
		101,546,534
TOTAL FOOD PRODUCTS		161,082,410
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	7,400	220,890
HOUSEHOLD PRODUCTS - 19.2%
Household Products - 19.2%
Colgate-Palmolive Co.	442,275	40,468,163
Procter & Gamble Co.	4,170,120	269,264,648
Spectrum Brands Holdings, Inc. (a)	296,547	8,309,247
		318,042,058
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	644,577	10,957,809
Hypermarcas SA	383,000	1,726,179
L'Oreal SA	317,600	34,281,119
Natura Cosmeticos SA	135,900	2,728,071
Nu Skin Enterprises, Inc. Class A	169,550	8,094,317
		57,787,495
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	692,873	$ 44,842,741
TOBACCO - 19.2%
Tobacco - 19.2%
Altria Group, Inc.	2,938,726	84,312,049
British American Tobacco PLC sponsored ADR (d)	1,886,553	175,732,412
KT&G Corp.	54,957	3,818,042
Lorillard, Inc.	69,900	7,802,238
Philip Morris International, Inc.	542,083	41,328,408
Souza Cruz Industria Comerico	455,200	5,774,644
		318,767,793
TOTAL COMMON STOCKS (Cost $1,384,631,418)		1,629,031,958
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,707,153	$ 27,707,153
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,387,215	22,387,215
TOTAL MONEY MARKET FUNDS (Cost $50,094,368)		50,094,368
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,434,725,786)	1,679,126,326
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(20,632,881)
NET ASSETS - 100%	$ 1,658,493,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,755
Fidelity Securities Lending Cash Central Fund	288,197
Total	$ 328,952
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,629,031,958	$ 1,574,251,369	$ 54,780,589	$ -
Money Market Funds	50,094,368	50,094,368	-	-
Total Investments in Securities:	$ 1,679,126,326	$ 1,624,345,737	$ 54,780,589	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,440,067,041. Net unrealized appreciation aggregated $239,059,285, of which $263,939,405 related to appreciated investment securities and $24,880,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2011

1.810679.107

DEF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 89.3%
Aerospace & Defense - 89.3%
Alliant Techsystems, Inc.	162,500	$ 9,561,500
BE Aerospace, Inc. (a)	432,816	16,858,183
DigitalGlobe, Inc. (a)	389,945	5,810,181
Embraer SA sponsored ADR (d)	487,400	12,438,448
Esterline Technologies Corp. (a)	458,006	24,672,783
General Dynamics Corp.	64,230	4,243,034
HEICO Corp. (d)	140,072	8,311,872
Honeywell International, Inc.	803,843	43,528,098
Lockheed Martin Corp.	136,083	10,634,886
Meggitt PLC	1,196,500	7,150,613
Moog, Inc. Class A (a)	383,531	16,039,266
MTU Aero Engines Holdings AG	98,486	6,287,968
Orbital Sciences Corp. (a)	623,884	9,264,677
Precision Castparts Corp.	262,137	43,187,071
Raytheon Co.	699,310	31,867,557
Rockwell Collins, Inc.	570,805	31,337,195
Rolls-Royce Group PLC	721,400	8,253,484
Rolls-Royce Group PLC Class C	49,776,600	78,119
SIFCO Industries, Inc.	95,988	1,863,127
Teledyne Technologies, Inc. (a)	207,031	11,734,517
Textron, Inc. (d)	1,361,635	26,456,568
The Boeing Co.	1,277,517	87,752,643
TransDigm Group, Inc. (a)	213,400	20,576,028
United Technologies Corp.	1,796,778	137,633,197
		575,541,015
AIRLINES - 0.4%
Airlines - 0.4%
Copa Holdings SA Class A	40,200	2,595,312
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	64,083	3,022,154
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
AMETEK, Inc.	159,943	6,851,958
HOUSEHOLD DURABLES - 1.3%
Consumer Electronics - 0.5%
Garmin Ltd.	88,100	3,223,579
Household Appliances - 0.8%
iRobot Corp. (a)(d)	157,506	5,000,816
TOTAL HOUSEHOLD DURABLES		8,224,395
INDUSTRIAL CONGLOMERATES - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co.	288,800	4,594,808

	Shares	Value
METALS & MINING - 1.5%
Diversified Metals & Mining - 0.5%
RTI International Metals, Inc. (a)	130,221	$ 3,555,033
Steel - 1.0%
Haynes International, Inc.	106,656	6,395,094
TOTAL METALS & MINING		9,950,127
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	892,407	9,602,299
Air Lease Corp. Class A (d)	328,200	7,358,244
		16,960,543
TRANSPORTATION INFRASTRUCTURE - 0.9%
Airport Services - 0.9%
Wesco Aircraft Holdings, Inc. (a)	455,716	6,042,794
TOTAL COMMON STOCKS (Cost $607,024,043)		633,783,106
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.11% (b)	7,399,037	7,399,037
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,674,060	29,674,060
TOTAL MONEY MARKET FUNDS (Cost $37,073,097)		37,073,097
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $644,097,140)	670,856,203
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(26,145,793)
NET ASSETS - 100%	$ 644,710,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,345
Fidelity Securities Lending Cash Central Fund	40,631
Total	$ 47,976
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $654,271,399. Net unrealized appreciation aggregated $16,584,804, of which $63,753,978 related to appreciated investment securities and $47,169,174 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2011

1.810682.107

ELE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Alcatel-Lucent SA sponsored ADR (a)	714,400	$ 1,157,328
Cisco Systems, Inc.	137,406	2,561,248
Juniper Networks, Inc. (a)	223,600	5,077,956
QUALCOMM, Inc.	362,636	19,872,453
		28,668,985
COMPUTERS & PERIPHERALS - 1.0%
Computer Storage & Peripherals - 1.0%
SanDisk Corp. (a)	193,434	9,538,231
ELECTRONIC EQUIPMENT & COMPONENTS - 7.0%
Electronic Components - 2.6%
Aeroflex Holding Corp.	1,405,829	13,552,192
Amphenol Corp. Class A	7,200	326,376
Corning, Inc.	439,779	5,835,867
Invensense, Inc.	271,000	3,051,460
Vishay Intertechnology, Inc. (a)	376,424	3,722,833
		26,488,728
Electronic Manufacturing Services - 4.4%
Benchmark Electronics, Inc. (a)	296,979	4,101,280
Fabrinet (a)	89,612	1,271,594
Flextronics International Ltd. (a)	3,425,248	20,448,731
Jabil Circuit, Inc.	417,450	8,461,712
Plexus Corp. (a)	18	489
TE Connectivity Ltd.	119,800	3,798,858
TTM Technologies, Inc. (a)	651,325	7,171,088
		45,253,752
Technology Distributors - 0.0%
Avnet, Inc. (a)	10,700	318,753
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		72,061,233
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Support.com, Inc. (a)	13,100	26,855
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 84.2%
Semiconductor Equipment - 10.9%
Advanced Energy Industries, Inc. (a)	795	7,934
Amkor Technology, Inc. (a)(d)	4,669,782	20,733,832
Applied Materials, Inc.	341,501	3,681,381
ASML Holding NV	322,360	12,742,891
Cabot Microelectronics Corp. (a)	3,100	128,867
Cohu, Inc.	1,100	11,132
Cymer, Inc. (a)	470,848	21,056,323
Entegris, Inc. (a)	620,209	5,228,362
KLA-Tencor Corp.	186,400	8,593,040

	Shares	Value
Lam Research Corp. (a)	653,392	$ 26,638,792
MEMC Electronic Materials, Inc. (a)	665,158	2,773,709
Nanometrics, Inc. (a)	23,200	382,104
Nova Measuring Instruments Ltd. (a)	14,700	94,962
Teradyne, Inc. (a)	72,300	973,158
Tessera Technologies, Inc. (a)	365,425	6,340,124
Tokyo Electron Ltd.	45,900	2,511,775
Ultratech, Inc. (a)	13,900	322,480
		112,220,866
Semiconductors - 73.3%
Advanced Micro Devices, Inc. (a)(d)	6,580,067	37,440,581
Alpha & Omega Semiconductor Ltd. (a)	447,500	3,920,100
Altera Corp.	192,266	7,242,660
Analog Devices, Inc.	437,069	15,236,225
Applied Micro Circuits Corp. (a)	430,792	3,213,708
ARM Holdings PLC sponsored ADR	17	481
Atmel Corp. (a)	2,057,847	18,253,103
Avago Technologies Ltd.	596,876	17,858,530
BCD Semiconductor Manufacturing Ltd. ADR	1,399,901	5,361,621
Broadcom Corp. Class A	2,580,421	78,302,875
Cree, Inc. (a)(d)	153,700	3,824,056
Cypress Semiconductor Corp.	525,965	10,030,153
Entropic Communications, Inc. (a)(d)	662,300	3,298,254
Exar Corp. (a)	15,000	94,500
Fairchild Semiconductor International, Inc. (a)	1,409,259	18,249,904
First Solar, Inc. (a)(d)	5,542	265,240
Freescale Semiconductor Holdings I Ltd. (d)	2,828,145	35,832,597
Himax Technologies, Inc. sponsored ADR	1,281,301	1,332,553
Inphi Corp.	403,200	4,350,528
Intel Corp.	2,012,263	50,125,471
Intermolecular, Inc.	211,800	1,870,194
International Rectifier Corp. (a)	472,111	9,928,494
Intersil Corp. Class A	3,945,584	41,941,558
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,350,850	2,472,056
Linear Technology Corp.	2,100	64,323
LSI Corp. (a)	250,033	1,405,185
Marvell Technology Group Ltd. (a)	8,011,786	113,126,414
Maxim Integrated Products, Inc.	141,900	3,639,735
Micron Technology, Inc. (a)	4,900,612	29,354,666
Monolithic Power Systems, Inc. (a)	642,288	7,733,148
Motech Industries, Inc.	1	2
NVIDIA Corp. (a)	2,121,482	33,158,764
NXP Semiconductors NV (a)	1,665,255	28,142,810
O2Micro International Ltd. sponsored ADR (a)	231,600	1,035,252
Omnivision Technologies, Inc. (a)	123,200	1,329,328
ON Semiconductor Corp. (a)	4,768,107	35,903,846
PMC-Sierra, Inc. (a)	3,313,212	18,520,855
RDA Microelectronics, Inc. sponsored ADR	125,700	1,490,802
Renesas Electronics Corp. (a)(d)	200,200	1,337,106
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
RF Micro Devices, Inc. (a)	340,279	$ 2,119,938
Skyworks Solutions, Inc. (a)	1,129,589	18,423,597
Spansion, Inc. Class A (a)	765,864	6,693,651
Standard Microsystems Corp. (a)	275,501	6,895,790
STATS ChipPAC Ltd. (a)	4,915,000	1,729,349
SunPower Corp. (a)(d)	119,175	931,949
Supertex, Inc. (a)	42,960	795,190
Texas Instruments, Inc.	2,087,318	62,828,272
Trina Solar Ltd. (a)(d)	124,300	994,400
TriQuint Semiconductor, Inc. (a)	546,900	2,389,953
Volterra Semiconductor Corp. (a)	55,000	1,347,500
Xilinx, Inc.	4,700	153,737
		751,991,004
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		864,211,870
TOTAL COMMON STOCKS (Cost $1,203,019,503)		974,507,177
Convertible Bonds - 4.3%
	Principal Amount
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Components - 0.6%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (e)	$ 6,900,000	5,873,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	610,000	1,000,949
Semiconductors - 3.6%
Micron Technology, Inc.:
1.5% 8/1/31 (e)	15,350,000	13,201,000
1.875% 8/1/31 (e)	9,510,000	8,154,825

	Principal Amount	Value
4.25% 10/15/13	$ 3,990,000	$ 5,401,463
ON Semiconductor Corp. 1.875% 12/15/25	8,870,000	10,710,525
		37,467,813
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		38,468,762
TOTAL CONVERTIBLE BONDS (Cost $41,357,913)		44,342,387
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	4,793,389	4,793,389
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	77,392,247	77,392,247
TOTAL MONEY MARKET FUNDS (Cost $82,185,636)		82,185,636
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $1,326,563,052)	1,101,035,200
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(74,839,026)
NET ASSETS - 100%	$ 1,026,196,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,229,450 or 2.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,859
Fidelity Securities Lending Cash Central Fund	169,294
Total	$ 186,153
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 974,507,177	$ 968,928,942	$ 5,578,232	$ 3
Convertible Bonds	44,342,387	-	44,342,387	-
Money Market Funds	82,185,636	82,185,636	-	-
Total Investments in Securities:	$ 1,101,035,200	$ 1,051,114,578	$ 49,920,619	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 3

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,343,335,501. Net unrealized depreciation aggregated $242,300,301, of which $25,850,416 related to appreciated investment securities and $268,150,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2011

1.810683.107

ENE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A (d)	848,741	$ 27,728,368
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	532,100	9,870,455
ENERGY EQUIPMENT & SERVICES - 27.6%
Oil & Gas Drilling - 9.1%
Discovery Offshore S.A. (a)(e)	2,374,900	3,660,019
Ensco International Ltd. ADR	1,978,600	102,827,842
Nabors Industries Ltd. (a)	288,900	5,182,866
Noble Corp.	1,186,696	40,976,613
Northern Offshore Ltd.	1,261,675	2,228,413
Ocean Rig UDW, Inc. (United States)	655,100	8,182,199
Parker Drilling Co. (a)	1,514,849	10,543,349
Patterson-UTI Energy, Inc.	459,193	9,652,237
Rowan Companies, Inc. (a)	972,000	32,960,520
		216,214,058
Oil & Gas Equipment & Services - 18.5%
Baker Hughes, Inc.	1,006,823	54,982,604
Cal Dive International, Inc. (a)	536,955	1,267,214
Compagnie Generale de Geophysique SA (a)	390,881	9,045,311
Halliburton Co.	2,003,784	73,739,251
Key Energy Services, Inc. (a)	416,021	6,281,917
McDermott International, Inc. (a)	374,400	4,234,464
National Oilwell Varco, Inc.	1,313,508	94,178,524
Oil States International, Inc. (a)	407,221	30,643,380
RPC, Inc. (d)	109,807	2,143,433
Schlumberger Ltd.	1,808,511	136,235,134
Schoeller-Bleckmann Oilfield Equipment AG	49,137	4,331,749
Superior Energy Services, Inc. (a)	193,576	5,751,143
Weatherford International Ltd. (a)	795,334	12,057,263
Willbros Group, Inc. (a)	494,507	1,913,742
		436,805,129
TOTAL ENERGY EQUIPMENT & SERVICES		653,019,187
OIL, GAS & CONSUMABLE FUELS - 70.2%
Coal & Consumable Fuels - 2.3%
Alpha Natural Resources, Inc. (a)	1,926,431	46,234,344
Peabody Energy Corp.	189,727	7,442,990
		53,677,334
Integrated Oil & Gas - 38.4%
Chevron Corp.	3,465,497	356,322,399
Exxon Mobil Corp.	2,595,002	208,741,961
Hess Corp.	2,018,571	121,558,346
Occidental Petroleum Corp.	1,669,155	165,079,430
Suncor Energy, Inc.	1,816,500	54,711,388
		906,413,524

	Shares	Value
Oil & Gas Exploration & Production - 21.1%
Anadarko Petroleum Corp.	325,332	$ 26,439,732
Apache Corp.	609,907	60,649,152
Bankers Petroleum Ltd. (a)	1,805,000	9,007,745
Berry Petroleum Co. Class A	156,900	6,884,772
Cabot Oil & Gas Corp.	41,100	3,641,049
Canadian Natural Resources Ltd.	512,400	19,246,085
Carrizo Oil & Gas, Inc. (a)	166,410	4,736,029
CNOOC Ltd. sponsored ADR	38,397	7,422,908
EOG Resources, Inc.	625,999	64,941,136
EV Energy Partners LP	267,600	18,263,700
EXCO Resources, Inc.	200,700	2,390,337
Gran Tierra Energy, Inc. (Canada) (a)	3,306,800	21,041,357
Marathon Oil Corp.	2,758,161	77,118,182
Niko Resources Ltd.	53,400	2,710,445
Noble Energy, Inc.	366,344	36,044,586
Northern Oil & Gas, Inc. (a)	174,230	4,266,893
Oasis Petroleum, Inc. (a)(d)	263,733	8,035,945
Pacific Rubiales Energy Corp.	260,200	5,563,961
Painted Pony Petroleum Ltd. (a)(e)	15,500	183,882
Painted Pony Petroleum Ltd. Class A (a)	393,900	4,672,964
Petrominerales Ltd.	162,873	3,241,651
Pioneer Natural Resources Co.	411,166	38,871,634
QEP Resources, Inc.	215,200	7,026,280
Rosetta Resources, Inc. (a)	116,800	6,346,912
SM Energy Co.	554,373	44,067,110
Stone Energy Corp. (a)	129,604	3,666,497
Swift Energy Co. (a)	136,100	3,999,979
Whiting Petroleum Corp. (a)	148,350	6,899,759
		497,380,682
Oil & Gas Refining & Marketing - 7.0%
CVR Energy, Inc. (a)	510,802	9,296,596
HollyFrontier Corp.	1,225,396	28,490,457
Marathon Petroleum Corp.	1,772,815	59,194,293
Tesoro Corp. (a)	1,158,873	27,685,476
Valero Energy Corp.	1,876,718	41,794,510
		166,461,332
Oil & Gas Storage & Transport - 1.4%
Atlas Energy LP	62,412	1,514,739
Atlas Pipeline Partners, LP	306,258	10,657,778
Williams Companies, Inc.	631,843	20,395,892
		32,568,409
TOTAL OIL, GAS & CONSUMABLE FUELS		1,656,501,281
TOTAL COMMON STOCKS (Cost $1,991,066,467)		2,347,119,291
Convertible Bonds - 0.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	$ 772,200
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,640,396	6,640,396
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	27,522,150	27,522,150
TOTAL MONEY MARKET FUNDS (Cost $34,162,546)		34,162,546
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,026,269,013)	2,382,054,037
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(21,526,825)
NET ASSETS - 100%	$ 2,360,527,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,843,901 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,316
Fidelity Securities Lending Cash Central Fund	260,124
Total	$ 273,440
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,347,119,291	$ 2,334,413,961	$ 12,705,330	$ -
Convertible Bonds	772,200	-	772,200	-
Money Market Funds	34,162,546	34,162,546	-	-
Total Investments in Securities:	$ 2,382,054,037	$ 2,368,576,507	$ 13,477,530	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $2,037,048,321. Net unrealized appreciation aggregated $345,005,716, of which $447,965,512 related to appreciated investment securities and $102,959,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2011

1.810703.107

ENS-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Thermon Group Holdings, Inc.	315,295	$ 4,874,461
ENERGY EQUIPMENT & SERVICES - 94.7%
Oil & Gas Drilling - 15.7%
Cathedral Energy Services Ltd.	1,000,000	6,519,927
Discovery Offshore S.A. (a)(e)	578,100	890,925
Ensco International Ltd. ADR	360,000	18,709,200
Eurasia Drilling Co. Ltd. GDR (Reg. S)	260,200	6,791,220
Helmerich & Payne, Inc.	862,572	49,132,101
Nabors Industries Ltd. (a)	495,855	8,895,639
Noble Corp.	692,835	23,923,593
Ocean Rig UDW, Inc.:
(Norway)	1,500	21,039
(United States)	612,200	7,646,378
Parker Drilling Co. (a)	493,000	3,431,280
PHX Energy Services Corp. (d)	178,000	1,855,130
Pioneer Drilling Co. (a)	463,900	5,093,622
Rowan Companies, Inc. (a)	1,305,500	44,269,505
Trinidad Drilling Ltd.	1,671,400	13,044,114
Tuscany International Drilling, Inc. (a)(d)	10,050,000	6,601,794
Union Drilling, Inc. (a)	178,000	1,302,960
Vantage Drilling Co. (a)	6,139,900	7,367,880
Western Energy Services Corp. (a)	660,600	5,013,034
Xtreme Coil Drilling Corp. (a)	1,758,800	4,552,411
		215,061,752
Oil & Gas Equipment & Services - 79.0%
Anton Oilfield Services Group	10,186,000	1,187,612
Baker Hughes, Inc.	1,980,822	108,172,689
Basic Energy Services, Inc. (a)	489,500	9,222,180
Cameron International Corp. (a)	2,013,688	108,719,015
Compagnie Generale de Geophysique SA (a)	202,600	4,688,332
Dresser-Rand Group, Inc. (a)	358,600	18,672,302
Dril-Quip, Inc. (a)	231,000	16,431,030
Exterran Holdings, Inc. (a)(d)	493,700	5,657,802
FMC Technologies, Inc. (a)	1,009,762	52,871,138
Global Geophysical Services, Inc. (a)	812,972	5,658,285
Global Industries Ltd. (a)	229,131	1,828,465
Halliburton Co.	4,035,999	148,524,763
Helix Energy Solutions Group, Inc. (a)	1,010,300	17,922,722
Hornbeck Offshore Services, Inc. (a)(d)	446,200	15,054,788
ION Geophysical Corp. (a)	2,063,255	11,987,512
Key Energy Services, Inc. (a)	317,900	4,800,290
McDermott International, Inc. (a)	2,556,200	28,910,622
National Oilwell Varco, Inc.	945,562	67,796,795
Oceaneering International, Inc.	990,200	47,093,912
Petroleum Geo-Services ASA (a)	682,000	7,038,476
RigNet, Inc.	44,666	735,202
RPC, Inc. (d)	472,000	9,213,440

	Shares	Value
Schlumberger Ltd.	3,928,411	$ 295,927,202
Schoeller-Bleckmann Oilfield Equipment AG	176,679	15,575,413
Superior Energy Services, Inc. (a)(d)	483,959	14,378,422
Tesco Corp. (a)	880,885	11,742,197
TETRA Technologies, Inc. (a)	573,377	5,263,601
Weatherford International Ltd. (a)	3,340,071	50,635,476
		1,085,709,683
TOTAL ENERGY EQUIPMENT & SERVICES		1,300,771,435
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Rotork PLC	129,400	3,671,693
TOTAL COMMON STOCKS (Cost $1,040,025,778)		1,309,317,589
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.11% (b)	63,338,116	63,338,116
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	35,241,200	35,241,200
TOTAL MONEY MARKET FUNDS (Cost $98,579,316)		98,579,316
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,138,605,094)		1,407,896,905
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(34,536,623)
NET ASSETS - 100%		$ 1,373,360,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $890,925 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,853
Fidelity Securities Lending Cash Central Fund	99,731
Total	$ 113,584
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,309,317,589	$ 1,302,529,681	$ 6,766,869	$ 21,039
Money Market Funds	98,579,316	98,579,316	-	-
Total Investments in Securities:	$ 1,407,896,905	$ 1,401,108,997	$ 6,766,869	$ 21,039
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,521,949)
Cost of Purchases	1,001,105
Proceeds of Sales	(8,705,273)
Amortization/Accretion	-
Transfers in to Level 3	9,247,156
Transfers out of Level 3	-
Ending Balance	$ 21,039
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (1,521,949)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,159,514,849. Net unrealized appreciation aggregated $248,382,056, of which $323,027,189 related to appreciated investment securities and $74,645,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

November 30, 2011

1.810704.107

ENV-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Energy Efficiency - 25.2%
Buildings Energy Efficiency - 4.6%
Hubbell, Inc. Class B	30,800	$ 2,014,936
Johnson Controls, Inc.	41,100	1,293,828
Lighting Science Group Corp. (a)(d)	82,300	152,255
TOTAL BUILDINGS ENERGY EFFICIENCY		3,461,019
Diversified Energy Efficiency - 3.0%
Corning, Inc.	170,800	2,266,516
Industrial Energy Efficiency - 6.5%
Eaton Corp.	76,600	3,440,106
Fairchild Semiconductor International, Inc. (a)	116,700	1,511,265
TOTAL INDUSTRIAL ENERGY EFFICIENCY		4,951,371
Power Network Efficiency - 11.1%
Emerson Electric Co.	137,800	7,200,050
Sensata Technologies Holding BV (a)	37,800	1,181,250
TOTAL POWER NETWORK EFFICIENCY		8,381,300
TOTAL ENERGY EFFICIENCY		19,060,206
Environmental Support Services - 16.5%
Environmental Consultancies - 16.5%
Air Products & Chemicals, Inc.	44,100	3,693,375
Jacobs Engineering Group, Inc. (a)	81,300	3,377,202
Parker Hannifin Corp.	50,400	4,172,112
Praxair, Inc.	11,600	1,183,200
TOTAL ENVIRONMENTAL CONSULTANCIES		12,425,889
Pollution Control - 4.8%
Pollution Control Solutions - 4.8%
Ecolab, Inc. (d)	63,900	3,643,578
Renewable & Alternative Energy - 19.6%
Biofuels - 4.4%
Amyris, Inc. (a)(d)	97,800	1,102,206
Novozymes A/S Series B	51,500	1,650,122
Solazyme, Inc. (d)	50,200	585,834
TOTAL BIOFUELS		3,338,162

	Shares	Value
Other Renewables Equipment - 1.0%
Andritz Ag	8,200	$ 720,019
Renewable Energy Developers and Independent Power - 14.2%
Empresa Nacional de Electricidad SA sponsored ADR (d)	34,100	1,542,343
Enel SpA (d)	1,073,385	4,546,660
Iberdrola SA	149,500	995,889
Ormat Technologies, Inc. (d)	52,600	998,348
Tractebel Energia SA	169,600	2,646,747
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER		10,729,987
TOTAL RENEWABLE & ALTERNATIVE ENERGY		14,788,168
Waste Management & Technologies - 17.0%
Hazardous Waste Management - 9.4%
Progressive Waste Solution Ltd.	37,900	789,622
Republic Services, Inc.	228,900	6,283,305
TOTAL HAZARDOUS WASTE MANAGEMENT		7,072,927
Recycling and Value Added Wast - 6.3%
Stericycle, Inc. (a)	59,100	4,788,282
Waste Technology Equipment - 1.3%
Schnitzer Steel Inds, Inc. Class A	21,000	974,190
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,835,399
Water Infrastructure & Technologies - 15.6%
Water Infrastructure - 8.0%
Ashland, Inc.	65,800	3,659,796
Calgon Carbon Corp. (a)	159,300	2,370,384
TOTAL WATER INFRASTRUCTURE		6,030,180
Water Utilities - 7.6%
Danaher Corp.	119,000	5,757,220
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		11,787,400
TOTAL COMMON STOCKS (Cost $75,919,664)		74,540,640
Convertible Bonds - 0.4%

Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $275,800)	275,800	275,800
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	699,739	$ 699,739
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,000,800	9,000,800
TOTAL MONEY MARKET FUNDS (Cost $9,700,539)		9,700,539
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $85,896,003)	84,516,979
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(8,992,987)
NET ASSETS - 100%	$ 75,523,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $275,800 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 917
Fidelity Securities Lending Cash Central Fund	125,487
Total	$ 126,404
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 74,540,640	$ 74,540,640	$ -	$ -
Convertible Bonds	275,800	-	-	275,800
Money Market Funds	9,700,539	9,700,539	-	-
Total Investments in Securities:	$ 84,516,979	$ 84,241,179	$ -	$ 275,800
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	275,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 275,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $86,781,880. Net unrealized depreciation aggregated $2,264,901, of which $4,235,396 related to appreciated investment securities and $6,500,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2011

1.810693.107

FIN-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 22.4%
Asset Management & Custody Banks - 2.7%
A.F.P. Provida SA sponsored ADR	1,600	$ 98,704
Affiliated Managers Group, Inc. (a)	698	66,010
Ameriprise Financial, Inc.	200	9,182
Apollo Global Management LLC Class A	200,469	2,509,872
Bank of New York Mellon Corp.	1,500	29,190
BlackRock, Inc. Class A	193	33,204
Franklin Resources, Inc.	400	40,328
Invesco Ltd.	190,586	3,859,367
Julius Baer Group Ltd.	1,820	64,871
Legg Mason, Inc.	2,318	61,497
Northern Trust Corp.	25,193	948,013
State Street Corp.	855	33,901
The Blackstone Group LP	97,400	1,337,302
		9,091,441
Diversified Capital Markets - 5.5%
Credit Suisse Group sponsored ADR	1,300	31,473
Deutsche Bank AG	700	27,354
Deutsche Bank AG (NY Shares)	482	18,933
HFF, Inc. (a)	8,800	98,736
UBS AG (a)	548,353	6,753,409
UBS AG (NY Shares) (a)	941,267	11,737,599
		18,667,504
Investment Banking & Brokerage - 14.2%
Charles Schwab Corp.	2,400	28,704
E*TRADE Financial Corp. (a)	1,010,010	9,271,892
Evercore Partners, Inc. Class A	202,613	5,610,354
GFI Group, Inc.	1,059,336	4,502,178
Goldman Sachs Group, Inc.	17,188	1,647,642
Investment Technology Group, Inc. (a)	30,900	329,085
Lazard Ltd. Class A	346,373	8,943,351
Macquarie Group Ltd.	1,078	27,003
Morgan Stanley	1,187,285	17,559,945
		47,920,154
TOTAL CAPITAL MARKETS		75,679,099
COMMERCIAL BANKS - 22.7%
Diversified Banks - 8.1%
Banco ABC Brasil SA	8,600	55,120
Banco Bradesco SA (PN) sponsored ADR	1,900	31,350
Banco de Chile sponsored ADR (d)	418	33,774
Banco Macro SA sponsored ADR	1,200	23,820
Banco Pine SA	500	3,351
Banco Santander SA (Spain) ADR sponsored ADR	100	748
Banco Santander SA (Brasil) ADR	7,800	60,216
BanColombia SA sponsored ADR	17,000	981,920
Bank of Baroda	9,772	134,581
Barclays PLC sponsored ADR (d)	1,021,952	11,905,741
BNP Paribas SA	848	33,584
Comerica, Inc.	131,998	3,328,990

	Shares	Value
CorpBanca SA sponsored ADR	2,900	$ 59,160
Credicorp Ltd. (NY Shares)	600	65,172
Credit Agricole SA	600	3,833
Grupo Financiero Galicia SA sponsored ADR	3,100	21,762
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	66,600
HSBC Holdings PLC sponsored ADR	44,300	1,734,345
Industrial & Commercial Bank of China Ltd. (H Shares)	112,000	65,302
Intesa Sanpaolo SpA	9,089	14,999
Itau Unibanco Banco Multiplo SA sponsored ADR	3,675	65,415
National Australia Bank Ltd.	697	17,453
Nordea Bank AB	3,400	26,959
PT Bank Central Asia Tbk	37,000	32,983
Raiffeisen International Bank-Holding AG (d)	3,700	87,014
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,100	36,735
Standard Chartered PLC (United Kingdom)	6,945	150,849
Sumitomo Mitsui Financial Group, Inc.	5,900	164,128
Swedbank AB (A Shares)	22,200	295,127
The Jammu & Kashmir Bank Ltd.	20,167	294,719
The Toronto-Dominion Bank	4,100	295,456
U.S. Bancorp	12,973	336,260
UniCredit SpA	5,700	5,921
United Overseas Bank Ltd.	3,000	36,380
Wells Fargo & Co.	263,890	6,824,195
		27,293,962
Regional Banks - 14.6%
Banco Daycoval SA (PN)	62,500	297,241
Bancorp New Jersey, Inc.	300	2,703
BancTrust Financial Group, Inc. (a)	83,350	144,196
Bank of Hawaii Corp.	100	4,255
Bank of the Ozarks, Inc.	6,800	192,780
BB&T Corp.	36,015	834,468
Boston Private Financial Holdings, Inc.	6,000	46,620
Bridge Capital Holdings	132,440	1,373,403
Canadian Western Bank, Edmonton	6,000	161,949
Cape Bancorp, Inc. (a)	3,700	27,010
Cascade Bancorp (a)	2,530	10,398
CIT Group, Inc. (a)	25,553	865,225
Citizens & Northern Corp.	1,500	25,515
City Holding Co.	1,200	39,072
City National Corp.	700	29,694
CNB Financial Corp., Pennsylvania	2,300	36,340
CoBiz, Inc.	549,993	2,931,463
Cullen/Frost Bankers, Inc.	400	20,228
Fifth Third Bancorp	281,138	3,398,958
First Business Finance Services, Inc.	600	9,882
First Commonwealth Financial Corp.	71,700	333,405
First Horizon National Corp.	360,400	2,775,080
First Interstate Bancsystem, Inc.	228,331	2,689,739
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
First Midwest Bancorp, Inc., Delaware	1,500	$ 14,250
FNB Corp., Pennsylvania	30,900	329,394
Glacier Bancorp, Inc.	5,486	65,887
Huntington Bancshares, Inc.	6,737	35,369
KeyCorp	4,679	34,110
NBT Bancorp, Inc.	400	8,520
Northrim Bancorp, Inc.	6,100	111,630
Pacific Continental Corp.	52,716	499,221
PNC Financial Services Group, Inc.	1,296	70,256
PT Bank Tabungan Negara Tbk	4,918,000	697,720
Regions Financial Corp.	3,797,731	15,608,674
Sandy Spring Bancorp, Inc.	400	6,924
Savannah Bancorp, Inc. (a)	40,715	217,418
SunTrust Banks, Inc.	450,456	8,166,767
Susquehanna Bancshares, Inc.	214,475	1,698,642
SVB Financial Group (a)	698	32,834
Synovus Financial Corp. (d)	842,400	1,255,176
TCF Financial Corp.	2,873	28,902
Texas Capital Bancshares, Inc. (a)	12,500	360,750
Umpqua Holdings Corp.	400	5,000
Valley National Bancorp (d)	13,800	162,840
Virginia Commerce Bancorp, Inc. (a)	1,700	11,356
Washington Trust Bancorp, Inc.	1,400	33,334
Webster Financial Corp.	82,600	1,627,220
Westamerica Bancorp.	100	4,591
Western Alliance Bancorp. (a)	166,810	1,049,235
Zions Bancorporation	72,100	1,160,089
		49,545,733
TOTAL COMMERCIAL BANKS		76,839,695
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	2,600	41,693
CONSUMER FINANCE - 5.0%
Consumer Finance - 5.0%
Advance America Cash Advance Centers, Inc.	852,872	7,266,469
American Express Co.	1,425	68,457
Capital One Financial Corp.	76,427	3,413,230
EZCORP, Inc. (non-vtg.) Class A (a)	84,752	2,465,436
First Cash Financial Services, Inc. (a)	16,028	581,816
Green Dot Corp. Class A (a)(d)	29,900	998,660
International Personal Finance PLC	271,618	839,766
Nelnet, Inc. Class A	1,800	41,238
Netspend Holdings, Inc. (a)	3,724	23,498
PT Clipan Finance Indonesia Tbk	928,000	44,814
SLM Corp.	98,359	1,266,864
		17,010,248

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 2.1%
Specialized Consumer Services - 2.1%
Sotheby's Class A (Ltd. vtg.)	221,930	$ 6,970,821
DIVERSIFIED FINANCIAL SERVICES - 16.2%
Other Diversified Financial Services - 15.3%
Bank of America Corp.	3,107,159	16,902,945
Citigroup, Inc.	647,698	17,798,735
JPMorgan Chase & Co.	553,144	17,130,870
		51,832,550
Specialized Finance - 0.9%
BM&F Bovespa SA	6,100	33,329
CME Group, Inc.	129	32,157
IntercontinentalExchange, Inc. (a)	247	30,065
Life Partners Holdings, Inc. (d)	7,500	46,050
Moody's Corp.	19,300	669,903
PHH Corp. (a)	148,322	2,278,226
		3,089,730
TOTAL DIVERSIFIED FINANCIAL SERVICES		54,922,280
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	3,500	74,879
HOTELS, RESTAURANTS & LEISURE - 0.5%
Casinos & Gaming - 0.3%
MGM Mirage, Inc. (a)	82,500	848,925
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	14,000	667,520
TOTAL HOTELS, RESTAURANTS & LEISURE		1,516,445
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Standard Pacific Corp. (a)	252,500	802,950
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	100	1,591
Keppel Corp. Ltd.	4,000	29,718
		31,309
INSURANCE - 11.0%
Life & Health Insurance - 4.7%
AFLAC, Inc.	278,024	12,077,363
Citizens, Inc. Class A (a)	5,800	49,996
CNO Financial Group, Inc. (a)	5,200	32,864
Delphi Financial Group, Inc. Class A	1,400	38,500
FBL Financial Group, Inc. Class A	1,300	44,174
Lincoln National Corp.	1,400	28,252
MetLife, Inc.	73,479	2,313,119
Phoenix Companies, Inc. (a)	15,700	28,417
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Ping An Insurance Group Co. China Ltd. (H Shares)	3,500	$ 24,313
Prudential Financial, Inc.	12,926	654,573
Resolution Ltd.	153,500	567,567
StanCorp Financial Group, Inc.	900	31,734
Symetra Financial Corp.	3,000	28,320
Torchmark Corp.	900	38,331
Unum Group	1,500	33,765
		15,991,288
Multi-Line Insurance - 1.9%
American International Group, Inc. (a)	1,300	30,303
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	40,884
Genworth Financial, Inc. Class A (a)	863,400	5,689,806
Hartford Financial Services Group, Inc.	16,800	298,368
Loews Corp.	9,000	345,870
Porto Seguro SA	6,600	68,398
		6,473,629
Property & Casualty Insurance - 2.6%
ACE Ltd.	500	34,765
Allstate Corp.	1,200	32,148
Assured Guaranty Ltd.	1,200	11,640
Axis Capital Holdings Ltd.	11,200	357,616
Berkshire Hathaway, Inc. Class B (a)	16,800	1,323,168
Erie Indemnity Co. Class A	437	32,246
Fidelity National Financial, Inc. Class A	253,838	4,028,409
First American Financial Corp.	58,400	677,440
RLI Corp.	100	7,087
The Travelers Companies, Inc.	200	11,250
W.R. Berkley Corp.	11,800	402,498
XL Group PLC Class A	83,151	1,714,574
		8,632,841
Reinsurance - 1.8%
Arch Capital Group Ltd. (a)	32,900	1,242,633
Montpelier Re Holdings Ltd.	2,100	35,742
Platinum Underwriters Holdings Ltd.	25,904	891,875
Validus Holdings Ltd.	132,374	3,983,134
		6,153,384
TOTAL INSURANCE		37,251,142
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
China Finance Online Co. Ltd. ADR (a)	16,884	33,093
eBay, Inc. (a)	219,728	6,501,752
Zillow, Inc. (a)(d)	2,200	49,258
		6,584,103
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.1%
Alliance Data Systems Corp. (a)	200	20,482

	Shares	Value
Cielo SA	1,300	$ 34,615
Fidelity National Information Services, Inc.	1,800	43,362
Fiserv, Inc. (a)	538	31,021
MasterCard, Inc. Class A	231	86,521
Redecard SA	2,000	33,733
The Western Union Co.	1,900	33,136
Total System Services, Inc.	3,900	78,156
VeriFone Systems, Inc. (a)	749	32,844
Visa, Inc. Class A	360	34,909
		428,779
IT Consulting & Other Services - 0.2%
Accenture PLC Class A	600	34,758
Cognizant Technology Solutions Corp. Class A (a)	7,617	513,005
		547,763
TOTAL IT SERVICES		976,542
MEDIA - 0.2%
Publishing - 0.2%
McGraw-Hill Companies, Inc.	15,044	642,379
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	1,015	37,707
REAL ESTATE INVESTMENT TRUSTS - 10.1%
Diversified REITs - 0.9%
American Assets Trust, Inc.	16,900	348,816
Colonial Properties Trust (SBI)	137,400	2,726,016
Vornado Realty Trust	2,100	156,345
		3,231,177
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	115,400	555,074
Stag Industrial, Inc.	3,000	31,470
		586,544
Mortgage REITs - 0.1%
American Capital Agency Corp.	1,061	30,440
American Capital Mortgage Investment Corp.	4,800	85,488
Annaly Capital Management, Inc.	3,200	51,424
Pennymac Mortgage Investment Trust	2,100	33,852
		201,204
Office REITs - 2.6%
Boston Properties, Inc.	18,600	1,774,068
Corporate Office Properties Trust (SBI)	1,200	25,020
Douglas Emmett, Inc.	127,700	2,296,046
Highwoods Properties, Inc. (SBI)	21,000	605,640
Lexington Corporate Properties Trust (d)	556,247	4,216,352
MPG Office Trust, Inc. (a)(d)	14,400	29,808
SL Green Realty Corp.	500	32,920
		8,979,854
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - 2.5%
American Campus Communities, Inc.	10,500	$ 413,070
Apartment Investment & Management Co. Class A	1,513	32,953
AvalonBay Communities, Inc.	14,300	1,785,355
BRE Properties, Inc.	1,400	68,124
Camden Property Trust (SBI)	55,100	3,180,923
Campus Crest Communities, Inc.	3,100	31,248
Essex Property Trust, Inc.	800	106,280
Home Properties, Inc.	6,000	329,820
Post Properties, Inc.	34,646	1,385,494
UDR, Inc.	42,479	998,257
		8,331,524
Retail REITs - 0.1%
Federal Realty Investment Trust (SBI)	400	35,372
Glimcher Realty Trust	1,278	11,119
Kimco Realty Corp.	1,800	28,386
Simon Property Group, Inc.	2,640	328,258
Urstadt Biddle Properties, Inc. Class A	3,900	65,793
		468,928
Specialized REITs - 3.7%
CubeSmart	35,500	353,935
DiamondRock Hospitality Co.	64,405	565,476
HCP, Inc.	28,000	1,082,200
Host Hotels & Resorts, Inc.	2,300	32,545
Plum Creek Timber Co., Inc.	900	33,156
Potlatch Corp.	6,000	192,960
Public Storage	1,227	161,841
Rayonier, Inc.	1,800	73,152
Strategic Hotel & Resorts, Inc. (a)	1,322,845	6,640,682
Sunstone Hotel Investors, Inc. (a)	63,700	485,394
Ventas, Inc.	31,107	1,641,205
Weyerhaeuser Co.	66,500	1,116,535
		12,379,081
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,178,312
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.7%
Diversified Real Estate Activities - 1.2%
Tejon Ranch Co. (a)	15,400	379,918
The St. Joe Co. (a)(d)	252,400	3,629,512
		4,009,430
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	23,000	74,436
Real Estate Operating Companies - 0.4%
BR Malls Participacoes SA	1,900	19,239
Castellum AB	95,084	1,186,758
Thomas Properties Group, Inc.	6,200	18,414
		1,224,411

	Shares	Value
Real Estate Services - 3.1%
CBRE Group, Inc. (a)	459,610	$ 7,726,044
Jones Lang LaSalle, Inc.	44,498	2,866,561
		10,592,605
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		15,900,882
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	100	1,350
Fair Isaac Corp.	200	7,274
		8,624
SPECIALTY RETAIL - 2.0%
Computer & Electronics Retail - 2.0%
Rent-A-Center, Inc.	183,580	6,599,701
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	2,200	17,688
Cheviot Financial Corp.	26,822	224,768
Hudson City Bancorp, Inc.	2,300	12,857
People's United Financial, Inc.	3,000	37,350
		292,663
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A	700	41,300
TOTAL COMMON STOCKS (Cost $368,999,786)		336,402,774
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.11% (b)	14,790,029	14,790,029
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	8,709,095	8,709,095
TOTAL MONEY MARKET FUNDS (Cost $23,499,124)		23,499,124
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $392,498,910)		359,901,898
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(21,847,268)
NET ASSETS - 100%		$ 338,054,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,633
Fidelity Securities Lending Cash Central Fund	26,299
Total	$ 35,932
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 336,402,774	$ 327,978,461	$ 8,424,313	$ -
Money Market Funds	23,499,124	23,499,124	-	-
Total Investments in Securities:	$ 359,901,898	$ 351,477,585	$ 8,424,313	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $401,776,008. Net unrealized depreciation aggregated $41,874,110, of which $10,205,314 related to appreciated investment securities and $52,079,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2011

1.810695.107

GOL-QTLY-0112

Consolidated Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 10.9%
METALS & MINING - 10.9%
Diversified Metals & Mining - 0.1%
Ampella Mining Ltd. (a)	150,000	$ 277,156
Gryphon Minerals Ltd. (a)	50,000	70,234
Ivanhoe Australia Ltd. (a)	1,043,401	1,487,324
		1,834,714
Gold - 10.8%
Centamin Egypt Ltd. (United Kingdom) (a)	10,366,900	16,180,329
CGA Mining Ltd.:
(Australia) (a)	18,920	44,896
(Canada) (a)	250,000	571,106
Evolution Mining Ltd. (a)	853,235	1,675,232
Intrepid Mines Ltd.:
(Australia) (a)	8,609,851	9,915,274
(Canada) (a)	320,000	370,214
Kingsgate Consolidated NL (d)	3,705,767	25,599,014
Kula Gold Ltd.	26,245	29,428
Medusa Mining Ltd.	2,417,885	14,864,507
Newcrest Mining Ltd.	10,273,992	374,825,574
Perseus Mining Ltd.:
(Australia) (a)	3,804,308	11,532,576
(Canada) (a)	1,300,000	3,963,920
Regis Resources Ltd. (a)	3,165,000	10,993,925
Resolute Mining Ltd. (a)	5,141,661	10,700,474
St Barbara Ltd. (a)	5,459,676	12,704,158
Troy Resources NL (a)(e)	2,300,000	10,824,060
		504,794,687
TOTAL METALS & MINING		506,629,401
Bailiwick of Jersey - 3.6%
METALS & MINING - 3.6%
Gold - 3.6%
Polyus Gold International Ltd. sponsored GDR (a)	7,788,646	22,742,846
Randgold Resources Ltd. sponsored ADR	1,376,867	147,200,851
		169,943,697
Precious Metals & Minerals - 0.0%
Polymetal International PLC	19,300	295,322
TOTAL METALS & MINING		170,239,019
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	130,100	1,225,806
Canada - 57.0%
METALS & MINING - 57.0%
Diversified Metals & Mining - 0.2%
Barisan Gold Corp. (a)(e)	2,500	1,164

	Shares	Value
Barisan Gold Corp. warrants 9/26/13 (a)	625	$ 0
Clifton Star Resources, Inc. (a)	25,000	71,082
Copper Mountain Mining Corp. (a)	514,131	2,434,681
East Asia Minerals Corp. (a)	5,000	3,922
Eastmain Resources, Inc. (a)	10,000	12,452
Kimber Resources, Inc. (a)	16,100	16,890
Kimber Resources, Inc. (a)(e)	5,832,000	6,118,182
Sabina Gold & Silver Corp. (a)	255,000	1,005,049
Southern Arc Minerals, Inc. (a)	30,000	23,236
Trelawney Mining and Exploration, Inc. (a)	250,000	830,923
		10,517,581
Gold - 55.9%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,712,200	121,629,519
Alacer Gold Corp. (a)	3,074,063	35,564,433
Alamos Gold, Inc.	2,008,800	33,974,018
Argonaut Gold, Inc. (a)	699,800	4,727,312
ATAC Resources Ltd. (a)	67,200	191,068
AuRico Gold, Inc. (a)	4,246,763	42,552,986
Aurizon Mines Ltd. (a)	2,516,900	15,496,968
Avion Gold Corp. (a)	4,835,000	8,390,558
B2Gold Corp. (a)	3,857,400	13,804,118
Banro Corp. (a)	1,200,786	4,732,742
Barrick Gold Corp. (d)	10,897,119	577,468,780
Bearing Resources Ltd. (a)	29,687	11,643
Belo Sun Mining Corp. (a)	65,000	79,661
Canaco Resources, Inc. (a)	1,295,100	1,790,373
Canaco Resources, Inc. (e)	561,600	776,367
Centerra Gold, Inc.	2,281,200	50,904,566
China Gold International Resources Corp. Ltd. (a)	90,000	248,836
Colossus Minerals, Inc. (a)	1,216,100	8,334,270
Corvus Gold, Inc. (a)	138,350	84,099
Detour Gold Corp. (a)	528,000	15,390,402
Detour Gold Corp. (a)(e)	785,900	22,907,796
Eldorado Gold Corp.	7,576,013	137,563,372
European Goldfields Ltd. (a)	1,971,700	19,234,683
Exeter Resource Corp. (a)	238,000	742,036
Extorre Gold Mines Ltd. (a)	423,000	3,856,954
Extorre Gold Mines Ltd. (a)(e)	61,300	558,939
Franco-Nevada Corp.	1,709,900	72,406,080
Gabriel Resources Ltd. (a)	530,000	3,767,342
Goldcorp, Inc.	10,837,300	583,861,595
Gran Colombia Gold Corp. (a)(d)	1,665,000	865,189
Great Basin Gold Ltd. (a)(d)	5,872,900	5,585,287
Guyana Goldfields, Inc. (a)	1,253,000	10,847,581
Guyana Goldfields, Inc. (a)(e)	155,000	1,341,880
IAMGOLD Corp.	5,262,300	106,386,221
International Minerals Corp.:
(Canada) (a)	152,100	963,347
(Switzerland) (a)	15,000	90,969
International Tower Hill Mines Ltd. (a)	536,700	2,720,466
Keegan Resources, Inc. (a)	30,000	125,300
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	16,457,091	$ 231,701,385
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	743,557
Kirkland Lake Gold, Inc. (a)	749,500	13,227,119
Lake Shore Gold Corp. (a)	2,711,600	3,721,986
Levon Resources Ltd. (a)	257,500	277,710
Minefinders Corp. Ltd. (a)	696,700	8,374,471
Nevsun Resources Ltd.	365,000	2,154,321
New Gold, Inc. (a)	6,256,800	70,055,058
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	86,137
Novagold Resources, Inc. (a)(d)	2,470,000	28,648,561
OceanaGold Corp. (a)	1,235,000	3,232,953
Orezone Gold Corp. (a)	10,000	30,884
Osisko Mining Corp. (a)	2,182,000	24,110,143
Osisko Mining Corp. (a)(e)	3,000,000	33,148,684
Pilot Gold, Inc. (a)	91,250	109,148
Premier Gold Mines Ltd. (a)	1,616,800	8,385,580
Primero Mining Corp. (a)	534,300	1,849,188
Queenston Mining, Inc. (a)	145,000	845,875
Rainy River Resources Ltd. (a)	655,000	4,803,569
Richmont Mines, Inc. (a)	20,000	239,031
Riva Gold Corp. (a)	10,000	3,530
Romarco Minerals, Inc. (a)	7,396,500	7,034,271
Romarco Minerals, Inc. (a)(e)	5,900,000	5,611,059
Rubicon Minerals Corp. (a)	2,316,352	8,289,313
San Gold Corp. (a)	4,474,400	8,773,763
Seabridge Gold, Inc. (a)	601,905	13,717,421
SEMAFO, Inc.	4,480,000	33,777,342
Sulliden Gold Corp. Ltd. (a)	10,000	15,687
Tanzanian Royalty Exploration Corp. (a)	5,000	14,118
Teranga Gold Corp. CDI unit	3,336,069	7,116,545
Torex Gold Resources, Inc. (a)	4,106,000	7,044,953
Yamana Gold, Inc.	10,021,000	168,989,852
		2,606,110,970
Precious Metals & Minerals - 0.9%
Chesapeake Gold Corp. (a)	1,000	12,001
Dalradian Resources, Inc. (a)	26,000	53,532
First Majestic Silver Corp. (a)	10,000	163,047
Fortuna Mines, Inc. (a)	40,000	270,602
Orko Silver Corp. (a)	416,000	787,176
Pan American Silver Corp.	174,487	4,513,979
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,413,667
Pretium Resources, Inc. (f)	450,000	5,400,265
Pretium Resources, Inc. warrants 4/8/12 (f)	225,000	273,543
Silver Standard Resources, Inc. (a)	793,600	11,673,860

	Shares	Value
Silver Wheaton Corp.	387,100	$ 13,029,210
Silvercorp Metals, Inc. (d)	150,000	1,148,586
Tahoe Resources, Inc. (a)	145,500	2,650,512
Wildcat Silver Corp. (a)	30,000	46,179
		41,436,159
TOTAL METALS & MINING		2,658,064,710
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Real Gold Mining Ltd.	425,000	123,089
China - 1.8%
METALS & MINING - 1.8%
Gold - 1.8%
Zhaojin Mining Industry Co. Ltd. (H Shares)	11,604,150	20,110,560
Zijin Mining Group Co. Ltd. (H Shares)	143,028,000	63,346,081
		83,456,641
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	118,466
Peru - 1.8%
METALS & MINING - 1.8%
Gold - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	2,132,000	83,467,800
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,262,952	252,411,178
Gold Fields Ltd.	55,000	927,212
Gold Fields Ltd. sponsored ADR (d)	9,566,026	162,048,480
Harmony Gold Mining Co. Ltd.	1,484,000	20,902,326
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	62,851,470
		499,140,666
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	1,125,600	8,876,746
Avocet Mining PLC	10,000	33,114
Petropavlovsk PLC	2,205,929	25,099,391
		34,009,251
Common Stocks - continued
	Shares	Value
United States of America - 12.5%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Fluor Corp.	31,100	$ 1,704,902
METALS & MINING - 12.3%
Gold - 12.3%
Allied Nevada Gold Corp. (a)	1,185,100	42,533,239
Allied Nevada Gold Corp. (Canada) (a)	20,000	718,859
Newmont Mining Corp.	6,727,150	463,366,092
Royal Gold, Inc. (d)	728,713	59,353,674
US Gold Corp. (a)(d)	1,310,100	5,436,915
		571,408,779
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	439,050
Gold Resource Corp. (d)	30,000	604,800
		1,043,850
TOTAL METALS & MINING		572,452,629
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	98,300	2,359,200
Peabody Energy Corp.	112,700	4,421,221
		6,780,421
TOTAL UNITED STATES OF AMERICA		580,937,952
TOTAL COMMON STOCKS (Cost $3,307,674,028)		4,617,412,801
Commodities - 0.8%
	Troy Ounces
Gold Bullion (a) (Cost $17,970,900)	20,500	35,828,260
Money Market Funds - 15.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $712,179,200)	712,179,200	$ 712,179,200
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $4,037,824,128)		5,365,420,261
NET OTHER ASSETS (LIABILITIES) - (15.1)%		(702,343,900)
NET ASSETS - 100%		$ 4,663,076,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,374,268 or 1.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,673,808 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/8/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,998
Fidelity Securities Lending Cash Central Fund	587,608
Total	$ 604,606
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 39,030,512	$ 32,656,250	$ -	$ 35,824,169
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,617,412,801	$ 4,028,687,090	$ 588,654,629	$ 71,082
Commodities	35,828,260	35,828,260	-	-
Money Market Funds	712,179,200	712,179,200	-	-
Total Investments in Securities:	$ 5,365,420,261	$ 4,776,694,550	$ 588,654,629	$ 71,082
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(46,550)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	117,632
Transfers out of Level 3	-
Ending Balance	$ 71,082
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (46,550)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,376,181,832. Net unrealized appreciation aggregated $989,234,337, of which $1,159,553,755 related to appreciated investment securities and $170,319,418 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2011, the Fund held $35,824,169 in the Subsidiary, representing 0.8% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.104

AGLD-QTLY-0112

Consolidated Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 10.9%
METALS & MINING - 10.9%
Diversified Metals & Mining - 0.1%
Ampella Mining Ltd. (a)	150,000	$ 277,156
Gryphon Minerals Ltd. (a)	50,000	70,234
Ivanhoe Australia Ltd. (a)	1,043,401	1,487,324
		1,834,714
Gold - 10.8%
Centamin Egypt Ltd. (United Kingdom) (a)	10,366,900	16,180,329
CGA Mining Ltd.:
(Australia) (a)	18,920	44,896
(Canada) (a)	250,000	571,106
Evolution Mining Ltd. (a)	853,235	1,675,232
Intrepid Mines Ltd.:
(Australia) (a)	8,609,851	9,915,274
(Canada) (a)	320,000	370,214
Kingsgate Consolidated NL (d)	3,705,767	25,599,014
Kula Gold Ltd.	26,245	29,428
Medusa Mining Ltd.	2,417,885	14,864,507
Newcrest Mining Ltd.	10,273,992	374,825,574
Perseus Mining Ltd.:
(Australia) (a)	3,804,308	11,532,576
(Canada) (a)	1,300,000	3,963,920
Regis Resources Ltd. (a)	3,165,000	10,993,925
Resolute Mining Ltd. (a)	5,141,661	10,700,474
St Barbara Ltd. (a)	5,459,676	12,704,158
Troy Resources NL (a)(e)	2,300,000	10,824,060
		504,794,687
TOTAL METALS & MINING		506,629,401
Bailiwick of Jersey - 3.6%
METALS & MINING - 3.6%
Gold - 3.6%
Polyus Gold International Ltd. sponsored GDR (a)	7,788,646	22,742,846
Randgold Resources Ltd. sponsored ADR	1,376,867	147,200,851
		169,943,697
Precious Metals & Minerals - 0.0%
Polymetal International PLC	19,300	295,322
TOTAL METALS & MINING		170,239,019
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	130,100	1,225,806
Canada - 57.0%
METALS & MINING - 57.0%
Diversified Metals & Mining - 0.2%
Barisan Gold Corp. (a)(e)	2,500	1,164

	Shares	Value
Barisan Gold Corp. warrants 9/26/13 (a)	625	$ 0
Clifton Star Resources, Inc. (a)	25,000	71,082
Copper Mountain Mining Corp. (a)	514,131	2,434,681
East Asia Minerals Corp. (a)	5,000	3,922
Eastmain Resources, Inc. (a)	10,000	12,452
Kimber Resources, Inc. (a)	16,100	16,890
Kimber Resources, Inc. (a)(e)	5,832,000	6,118,182
Sabina Gold & Silver Corp. (a)	255,000	1,005,049
Southern Arc Minerals, Inc. (a)	30,000	23,236
Trelawney Mining and Exploration, Inc. (a)	250,000	830,923
		10,517,581
Gold - 55.9%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,712,200	121,629,519
Alacer Gold Corp. (a)	3,074,063	35,564,433
Alamos Gold, Inc.	2,008,800	33,974,018
Argonaut Gold, Inc. (a)	699,800	4,727,312
ATAC Resources Ltd. (a)	67,200	191,068
AuRico Gold, Inc. (a)	4,246,763	42,552,986
Aurizon Mines Ltd. (a)	2,516,900	15,496,968
Avion Gold Corp. (a)	4,835,000	8,390,558
B2Gold Corp. (a)	3,857,400	13,804,118
Banro Corp. (a)	1,200,786	4,732,742
Barrick Gold Corp. (d)	10,897,119	577,468,780
Bearing Resources Ltd. (a)	29,687	11,643
Belo Sun Mining Corp. (a)	65,000	79,661
Canaco Resources, Inc. (a)	1,295,100	1,790,373
Canaco Resources, Inc. (e)	561,600	776,367
Centerra Gold, Inc.	2,281,200	50,904,566
China Gold International Resources Corp. Ltd. (a)	90,000	248,836
Colossus Minerals, Inc. (a)	1,216,100	8,334,270
Corvus Gold, Inc. (a)	138,350	84,099
Detour Gold Corp. (a)	528,000	15,390,402
Detour Gold Corp. (a)(e)	785,900	22,907,796
Eldorado Gold Corp.	7,576,013	137,563,372
European Goldfields Ltd. (a)	1,971,700	19,234,683
Exeter Resource Corp. (a)	238,000	742,036
Extorre Gold Mines Ltd. (a)	423,000	3,856,954
Extorre Gold Mines Ltd. (a)(e)	61,300	558,939
Franco-Nevada Corp.	1,709,900	72,406,080
Gabriel Resources Ltd. (a)	530,000	3,767,342
Goldcorp, Inc.	10,837,300	583,861,595
Gran Colombia Gold Corp. (a)(d)	1,665,000	865,189
Great Basin Gold Ltd. (a)(d)	5,872,900	5,585,287
Guyana Goldfields, Inc. (a)	1,253,000	10,847,581
Guyana Goldfields, Inc. (a)(e)	155,000	1,341,880
IAMGOLD Corp.	5,262,300	106,386,221
International Minerals Corp.:
(Canada) (a)	152,100	963,347
(Switzerland) (a)	15,000	90,969
International Tower Hill Mines Ltd. (a)	536,700	2,720,466
Keegan Resources, Inc. (a)	30,000	125,300
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	16,457,091	$ 231,701,385
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	743,557
Kirkland Lake Gold, Inc. (a)	749,500	13,227,119
Lake Shore Gold Corp. (a)	2,711,600	3,721,986
Levon Resources Ltd. (a)	257,500	277,710
Minefinders Corp. Ltd. (a)	696,700	8,374,471
Nevsun Resources Ltd.	365,000	2,154,321
New Gold, Inc. (a)	6,256,800	70,055,058
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	86,137
Novagold Resources, Inc. (a)(d)	2,470,000	28,648,561
OceanaGold Corp. (a)	1,235,000	3,232,953
Orezone Gold Corp. (a)	10,000	30,884
Osisko Mining Corp. (a)	2,182,000	24,110,143
Osisko Mining Corp. (a)(e)	3,000,000	33,148,684
Pilot Gold, Inc. (a)	91,250	109,148
Premier Gold Mines Ltd. (a)	1,616,800	8,385,580
Primero Mining Corp. (a)	534,300	1,849,188
Queenston Mining, Inc. (a)	145,000	845,875
Rainy River Resources Ltd. (a)	655,000	4,803,569
Richmont Mines, Inc. (a)	20,000	239,031
Riva Gold Corp. (a)	10,000	3,530
Romarco Minerals, Inc. (a)	7,396,500	7,034,271
Romarco Minerals, Inc. (a)(e)	5,900,000	5,611,059
Rubicon Minerals Corp. (a)	2,316,352	8,289,313
San Gold Corp. (a)	4,474,400	8,773,763
Seabridge Gold, Inc. (a)	601,905	13,717,421
SEMAFO, Inc.	4,480,000	33,777,342
Sulliden Gold Corp. Ltd. (a)	10,000	15,687
Tanzanian Royalty Exploration Corp. (a)	5,000	14,118
Teranga Gold Corp. CDI unit	3,336,069	7,116,545
Torex Gold Resources, Inc. (a)	4,106,000	7,044,953
Yamana Gold, Inc.	10,021,000	168,989,852
		2,606,110,970
Precious Metals & Minerals - 0.9%
Chesapeake Gold Corp. (a)	1,000	12,001
Dalradian Resources, Inc. (a)	26,000	53,532
First Majestic Silver Corp. (a)	10,000	163,047
Fortuna Mines, Inc. (a)	40,000	270,602
Orko Silver Corp. (a)	416,000	787,176
Pan American Silver Corp.	174,487	4,513,979
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,413,667
Pretium Resources, Inc. (f)	450,000	5,400,265
Pretium Resources, Inc. warrants 4/8/12 (f)	225,000	273,543
Silver Standard Resources, Inc. (a)	793,600	11,673,860

	Shares	Value
Silver Wheaton Corp.	387,100	$ 13,029,210
Silvercorp Metals, Inc. (d)	150,000	1,148,586
Tahoe Resources, Inc. (a)	145,500	2,650,512
Wildcat Silver Corp. (a)	30,000	46,179
		41,436,159
TOTAL METALS & MINING		2,658,064,710
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Real Gold Mining Ltd.	425,000	123,089
China - 1.8%
METALS & MINING - 1.8%
Gold - 1.8%
Zhaojin Mining Industry Co. Ltd. (H Shares)	11,604,150	20,110,560
Zijin Mining Group Co. Ltd. (H Shares)	143,028,000	63,346,081
		83,456,641
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	118,466
Peru - 1.8%
METALS & MINING - 1.8%
Gold - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	2,132,000	83,467,800
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,262,952	252,411,178
Gold Fields Ltd.	55,000	927,212
Gold Fields Ltd. sponsored ADR (d)	9,566,026	162,048,480
Harmony Gold Mining Co. Ltd.	1,484,000	20,902,326
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	62,851,470
		499,140,666
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	1,125,600	8,876,746
Avocet Mining PLC	10,000	33,114
Petropavlovsk PLC	2,205,929	25,099,391
		34,009,251
Common Stocks - continued
	Shares	Value
United States of America - 12.5%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Fluor Corp.	31,100	$ 1,704,902
METALS & MINING - 12.3%
Gold - 12.3%
Allied Nevada Gold Corp. (a)	1,185,100	42,533,239
Allied Nevada Gold Corp. (Canada) (a)	20,000	718,859
Newmont Mining Corp.	6,727,150	463,366,092
Royal Gold, Inc. (d)	728,713	59,353,674
US Gold Corp. (a)(d)	1,310,100	5,436,915
		571,408,779
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	439,050
Gold Resource Corp. (d)	30,000	604,800
		1,043,850
TOTAL METALS & MINING		572,452,629
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	98,300	2,359,200
Peabody Energy Corp.	112,700	4,421,221
		6,780,421
TOTAL UNITED STATES OF AMERICA		580,937,952
TOTAL COMMON STOCKS (Cost $3,307,674,028)		4,617,412,801
Commodities - 0.8%
	Troy Ounces
Gold Bullion (a) (Cost $17,970,900)	20,500	35,828,260
Money Market Funds - 15.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $712,179,200)	712,179,200	$ 712,179,200
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $4,037,824,128)		5,365,420,261
NET OTHER ASSETS (LIABILITIES) - (15.1)%		(702,343,900)
NET ASSETS - 100%		$ 4,663,076,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,374,268 or 1.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,673,808 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/8/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,998
Fidelity Securities Lending Cash Central Fund	587,608
Total	$ 604,606
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 39,030,512	$ 32,656,250	$ -	$ 35,824,169
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,617,412,801	$ 4,028,687,090	$ 588,654,629	$ 71,082
Commodities	35,828,260	35,828,260	-	-
Money Market Funds	712,179,200	712,179,200	-	-
Total Investments in Securities:	$ 5,365,420,261	$ 4,776,694,550	$ 588,654,629	$ 71,082
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(46,550)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	117,632
Transfers out of Level 3	-
Ending Balance	$ 71,082
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (46,550)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,376,181,832. Net unrealized appreciation aggregated $989,234,337, of which $1,159,553,755 related to appreciated investment securities and $170,319,418 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2011, the Fund held $35,824,169 in the Subsidiary, representing 0.8% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2011

1.810696.107

HEA-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 26.3%
Biotechnology - 26.3%
Achillion Pharmaceuticals, Inc. (a)(d)	900,000	$ 5,985,000
Acorda Therapeutics, Inc. (a)	600,000	13,890,000
Alexion Pharmaceuticals, Inc. (a)	660,000	45,315,600
AMAG Pharmaceuticals, Inc. (a)	103,771	1,847,124
Amgen, Inc.	2,600,000	150,565,999
Anthera Pharmaceuticals, Inc. (a)	700,000	4,074,000
Ardea Biosciences, Inc. (a)(d)	865,607	16,169,539
ARIAD Pharmaceuticals, Inc. (a)(d)	1,400,000	16,926,000
AVEO Pharmaceuticals, Inc. (a)	300,000	5,070,000
AVEO Pharmaceuticals, Inc. (a)	117,323	1,982,759
Biogen Idec, Inc. (a)	480,000	55,176,000
BioMarin Pharmaceutical, Inc. (a)	1,300,000	45,006,000
Chelsea Therapeutics International Ltd. (a)(d)	900,000	4,680,000
Dynavax Technologies Corp. (a)(d)	4,000,000	12,440,000
Gilead Sciences, Inc. (a)	1,100,000	43,835,000
Human Genome Sciences, Inc. (a)	600,000	4,602,000
Inhibitex, Inc. (a)	1,500,000	21,900,000
Medivir AB (B Shares) (a)	31,879	301,536
Neurocrine Biosciences, Inc. (a)	800,000	5,232,000
NPS Pharmaceuticals, Inc. (a)	1,000,000	5,680,000
ONYX Pharmaceuticals, Inc. (a)	300,000	13,230,000
Puma Biotechnology, Inc. unit (f)	555,556	2,083,335
Seattle Genetics, Inc. (a)	400,000	6,652,000
Synageva BioPharma Corp. (a)	400,000	6,988,000
Targacept, Inc. (a)	627,282	4,710,888
Theravance, Inc. (a)	700,000	16,338,000
United Therapeutics Corp. (a)	300,000	12,273,000
YM Biosciences, Inc. (a)(d)	473,881	601,831
		523,555,611
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (e)	996,904	5,811,950
Stewart Enterprises, Inc. Class A	690,000	4,291,800
		10,103,750
FOOD & STAPLES RETAILING - 1.5%
Drug Retail - 1.5%
CVS Caremark Corp.	400,000	15,536,000
Drogasil SA	2,000,000	13,935,741
		29,471,741
HEALTH CARE EQUIPMENT & SUPPLIES - 18.3%
Health Care Equipment - 16.6%
Baxter International, Inc.	1,500,000	77,490,000
Boston Scientific Corp. (a)	5,716,500	33,727,350
C. R. Bard, Inc.	140,000	12,206,600
China Kanghui Holdings sponsored ADR (a)	220,704	3,365,736
Conceptus, Inc. (a)	700,000	7,668,500
CONMED Corp. (a)	250,000	6,572,500

	Shares	Value
Covidien PLC	1,900,000	$ 86,545,000
Cyberonics, Inc. (a)	225,000	6,824,250
Genmark Diagnostics, Inc. (a)	491,311	2,068,419
HeartWare International, Inc. (a)(d)	170,000	11,730,000
Masimo Corp.	300,000	6,198,000
Opto Circuits India Ltd.	1,000,000	3,911,895
Orthofix International NV (a)	200,000	6,854,000
SonoSite, Inc. (a)	234,800	9,720,720
William Demant Holding A/S (a)	115,000	9,526,701
Wright Medical Group, Inc. (a)	1,100,000	16,148,000
Zeltiq Aesthetics, Inc.	400,000	5,720,000
Zimmer Holdings, Inc. (a)	450,000	22,747,500
		329,025,171
Health Care Supplies - 1.7%
The Cooper Companies, Inc.	550,000	33,693,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		362,718,171
HEALTH CARE PROVIDERS & SERVICES - 29.6%
Health Care Distributors & Services - 1.9%
Amplifon SpA	1,200,000	5,053,951
McKesson Corp.	400,000	32,524,000
		37,577,951
Health Care Facilities - 1.1%
Emeritus Corp. (a)	425,980	6,773,082
Hanger Orthopedic Group, Inc. (a)	400,000	6,400,000
LCA-Vision, Inc. (a)	850,000	2,397,000
Sunrise Senior Living, Inc. (a)(d)	1,280,000	6,438,400
		22,008,482
Health Care Services - 16.7%
Accretive Health, Inc. (a)(d)	600,000	13,848,000
Catalyst Health Solutions, Inc. (a)	97,382	5,065,812
Express Scripts, Inc. (a)	1,400,000	63,910,000
Fresenius Medical Care AG & Co. KGaA	280,000	19,197,688
HMS Holdings Corp. (a)	250,000	7,582,500
Laboratory Corp. of America Holdings (a)	430,000	36,859,600
Medco Health Solutions, Inc. (a)	1,280,000	72,537,600
MEDNAX, Inc. (a)	420,000	28,308,000
Omnicare, Inc. (d)	800,000	26,088,000
Quest Diagnostics, Inc.	750,000	43,995,000
Team Health Holdings, Inc. (a)	650,000	14,274,000
		331,666,200
Managed Health Care - 9.9%
Aetna, Inc.	440,000	18,400,800
Humana, Inc.	480,000	42,566,400
UnitedHealth Group, Inc.	950,000	46,331,500
WellPoint, Inc.	1,280,000	90,304,000
		197,602,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		588,855,333
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	500,000	$ 9,730,000
athenahealth, Inc. (a)	280,000	16,632,000
Epocrates, Inc. (a)	500,000	4,265,000
		30,627,000
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	360,000	13,039,200
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	400,000	5,008,000
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	750,000	7,410,000
PHARMACEUTICALS - 17.9%
Pharmaceuticals - 17.9%
Abbott Laboratories	500,000	27,275,000
Cardiome Pharma Corp. (a)	1,200,000	2,448,002
Columbia Laboratories, Inc. (a)(d)	1,090,000	2,354,400
Elan Corp. PLC sponsored ADR (a)	1,280,000	13,849,600
Eli Lilly & Co.	675,000	25,548,750
GlaxoSmithKline PLC sponsored ADR	1,350,000	60,048,000
Meda AB (A Shares)	800,000	7,779,847
Medicis Pharmaceutical Corp. Class A	170,000	5,550,500
Merck & Co., Inc.	1,200,000	42,900,000
Optimer Pharmaceuticals, Inc. (a)(d)	700,000	8,064,000
Pacira Pharmaceuticals, Inc.	293,700	2,149,884
Pfizer, Inc.	500,000	10,035,000
Sanofi-aventis sponsored ADR	1,200,000	42,012,000
Shire PLC sponsored ADR	390,000	39,514,800
Valeant Pharmaceuticals International, Inc. (Canada)	900,000	41,649,100
Watson Pharmaceuticals, Inc. (a)	350,000	22,617,000
XenoPort, Inc. (a)	500,000	2,390,000
		356,185,883
PROFESSIONAL SERVICES - 1.0%
Research & Consulting Services - 1.0%
Advisory Board Co. (a)	107,234	7,761,597
Qualicorp SA	1,500,000	12,650,003
		20,411,600
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	350,000	8,603,000
TOTAL COMMON STOCKS (Cost $1,738,233,125)		1,955,989,289
Convertible Preferred Stocks - 0.3%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Aria Diagnostics, Inc. (f)	496,689	$ 3,000,002
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	350,000	2,450,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,450,002)		5,450,002
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (b)	9,572,010	9,572,010
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,900,349	29,900,349
TOTAL MONEY MARKET FUNDS (Cost $39,472,359)		39,472,359
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,783,155,486)	2,000,911,650
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(14,060,337)
NET ASSETS - 100%	$ 1,986,851,313
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,533,337 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aria Diagnostics, Inc.	11/30/11	$ 3,000,002
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,450,000
Puma Biotechnology, Inc. unit	10/4/11	$ 2,083,335
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,214
Fidelity Securities Lending Cash Central Fund	214,455
Total	$ 292,669
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,682,353	$ -	$ -	$ 74,768	$ 5,811,950
Synageva BioPharma Corp. (formerly Trimeris, Inc.)	-	5,211,779	-	-	-
Total	$ 5,682,353	$ 5,211,779	$ -	$ 74,768	$ 5,811,950
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,955,989,289	$ 1,930,796,371	$ 23,109,583	$ 2,083,335
Convertible Preferred Stocks	5,450,002	-	-	5,450,002
Money Market Funds	39,472,359	39,472,359	-	-
Total Investments in Securities:	$ 2,000,911,650	$ 1,970,268,730	$ 23,109,583	$ 7,533,337
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,533,337
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,533,337
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,792,705,196. Net unrealized appreciation aggregated $208,206,454, of which $298,481,930 related to appreciated investment securities and $90,275,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

November 30, 2011

1.810686.107

SAV-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CAPITAL MARKETS - 5.6%
Asset Management & Custody Banks - 1.8%
State Street Corp.	65,000	$ 2,577,250
Investment Banking & Brokerage - 3.8%
E*TRADE Financial Corp. (a)	150,000	1,377,000
FXCM, Inc. Class A (d)	175,000	1,764,000
Investment Technology Group, Inc. (a)	75,000	798,750
TD Ameritrade Holding Corp.	90,000	1,466,100
		5,405,850
TOTAL CAPITAL MARKETS		7,983,100
COMMERCIAL BANKS - 21.5%
Diversified Banks - 10.2%
Comerica, Inc.	60,000	1,513,200
U.S. Bancorp	245,000	6,350,400
Wells Fargo & Co.	250,000	6,465,000
		14,328,600
Regional Banks - 11.3%
BB&T Corp.	70,000	1,621,900
CIT Group, Inc. (a)	30,000	1,015,800
Huntington Bancshares, Inc.	300,000	1,575,000
KeyCorp	475,000	3,462,750
Regions Financial Corp.	550,000	2,260,500
SunTrust Banks, Inc.	335,000	6,073,550
		16,009,500
TOTAL COMMERCIAL BANKS		30,338,100
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Support Services - 0.6%
Intrum Justitia AB	50,000	801,779
CONSUMER FINANCE - 24.6%
Consumer Finance - 24.6%
Aeon Credit Service Co. Ltd.	60,000	920,781
American Express Co.	90,000	4,323,600
Capital One Financial Corp.	215,000	9,601,900
DFC Global Corp. (a)	110,000	1,996,500
Discover Financial Services	250,000	5,955,000
EZCORP, Inc. (non-vtg.) Class A (a)	115,000	3,345,350
SLM Corp.	665,000	8,565,200
		34,708,331
DIVERSIFIED FINANCIAL SERVICES - 8.7%
Other Diversified Financial Services - 7.2%
Citigroup, Inc.	205,000	5,633,400
JPMorgan Chase & Co.	145,000	4,490,650
		10,124,050

	Shares	Value
Specialized Finance - 1.5%
Interactive Brokers Group, Inc.	95,000	$ 1,412,650
PHH Corp. (a)	45,000	691,200
		2,103,850
TOTAL DIVERSIFIED FINANCIAL SERVICES		12,227,900
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Bankrate, Inc. (d)	60,000	1,087,800
IT SERVICES - 13.5%
Data Processing & Outsourced Services - 13.5%
MasterCard, Inc. Class A	25,000	9,363,750
Visa, Inc. Class A	100,000	9,697,000
		19,060,750
REAL ESTATE INVESTMENT TRUSTS - 13.0%
Mortgage REITs - 13.0%
American Capital Agency Corp.	230,000	6,598,700
Invesco Mortgage Capital, Inc.	200,000	3,154,000
MFA Financial, Inc.	900,000	6,192,000
Two Harbors Investment Corp.	250,000	2,340,000
		18,284,700
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
Altisource Portfolio Solutions SA (a)	8,100	385,641
THRIFTS & MORTGAGE FINANCE - 8.1%
Thrifts & Mortgage Finance - 8.1%
First Niagara Financial Group, Inc.	150,000	1,320,000
Flushing Financial Corp.	175,000	2,264,500
MGIC Investment Corp. (a)(d)	187,300	539,424
New York Community Bancorp, Inc.	170,000	2,046,800
Ocwen Financial Corp. (a)	236,500	3,114,705
People's United Financial, Inc.	150,000	1,867,500
Radian Group, Inc. (d)	100,000	216,000
		11,368,929
TOTAL COMMON STOCKS (Cost $146,899,986)		136,247,030
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,772,734	$ 4,772,734
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,101,125	3,101,125
TOTAL MONEY MARKET FUNDS (Cost $7,873,859)		7,873,859
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $154,773,845)	144,120,889
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(3,208,962)
NET ASSETS - 100%	$ 140,911,927
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,581
Fidelity Securities Lending Cash Central Fund	16,257
Total	$ 20,838
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 136,247,030	$ 135,326,249	$ 920,781	$ -
Money Market Funds	7,873,859	7,873,859	-	-
Total Investments in Securities:	$ 144,120,889	$ 143,200,108	$ 920,781	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $155,873,850. Net unrealized depreciation aggregated $11,752,961, of which $7,856,413 related to appreciated investment securities and $19,609,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2011

1.810687.107

INE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AEROSPACE & DEFENSE - 17.3%
Aerospace & Defense - 17.3%
Esterline Technologies Corp. (a)	42,800	$ 2,305,636
Honeywell International, Inc.	270,100	14,625,915
Precision Castparts Corp.	46,300	7,627,925
Textron, Inc.	166,400	3,233,152
TransDigm Group, Inc. (a)	25,100	2,420,142
United Technologies Corp.	266,700	20,429,220
		50,641,990
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 2.5%
Autoliv, Inc. (d)	33,300	1,774,224
Stoneridge, Inc. (a)	321,600	2,643,552
Tenneco, Inc. (a)	46,600	1,349,536
TRW Automotive Holdings Corp. (a)	47,300	1,544,818
		7,312,130
BUILDING PRODUCTS - 9.5%
Building Products - 9.5%
A.O. Smith Corp.	62,850	2,467,491
American Woodmark Corp.	53,398	679,757
Armstrong World Industries, Inc.	67,400	2,675,106
Gibraltar Industries, Inc. (a)	361,788	4,902,227
Masco Corp.	247,433	2,370,408
Owens Corning (a)	75,100	2,155,370
Quanex Building Products Corp.	845,500	12,750,140
		28,000,499
CONSTRUCTION & ENGINEERING - 6.3%
Construction & Engineering - 6.3%
EMCOR Group, Inc.	96,000	2,460,480
Fluor Corp.	105,100	5,761,582
Foster Wheeler AG (a)	28,700	532,385
Jacobs Engineering Group, Inc. (a)	114,600	4,760,484
KBR, Inc.	136,000	3,930,400
Larsen & Toubro Ltd.	47,041	1,170,302
		18,615,633
ELECTRICAL EQUIPMENT - 13.4%
Electrical Components & Equipment - 13.4%
Acuity Brands, Inc.	64,700	3,251,175
Emerson Electric Co.	389,600	20,356,600
General Cable Corp. (a)	72,100	1,910,650
Regal-Beloit Corp.	196,432	10,344,109
Roper Industries, Inc.	40,800	3,475,752
		39,338,286
ENERGY EQUIPMENT & SERVICES - 0.8%
Oil & Gas Equipment & Services - 0.8%
McDermott International, Inc. (a)	207,400	2,345,694

	Shares	Value
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Cobra Electronics Corp. (a)	269,825	$ 1,208,816
INDUSTRIAL CONGLOMERATES - 17.2%
Industrial Conglomerates - 17.2%
Danaher Corp.	203,700	9,855,006
General Electric Co.	2,550,655	40,580,923
		50,435,929
MACHINERY - 30.4%
Construction & Farm Machinery & Heavy Trucks - 20.5%
Ashok Leyland Ltd.	3,291,228	1,576,602
Caterpillar, Inc.	233,700	22,874,556
Commercial Vehicle Group, Inc. (a)	470,910	5,274,192
Cummins, Inc.	145,500	14,016,015
Joy Global, Inc.	72,000	6,572,160
Manitowoc Co., Inc. (d)	188,500	2,086,695
Marcopolo SA (PN)	236,500	1,067,212
PACCAR, Inc.	164,200	6,661,594
TIL Ltd.	12,684	59,648
		60,188,674
Industrial Machinery - 9.9%
Flowserve Corp.	42,100	4,326,617
Gencor Industries, Inc. (a)	49,400	345,306
Ingersoll-Rand PLC	416,500	13,794,480
Key Technology, Inc. (a)(e)	285,836	4,133,189
Parker Hannifin Corp.	58,400	4,834,352
Weg SA	165,500	1,638,251
		29,072,195
TOTAL MACHINERY		89,260,869
ROAD & RAIL - 0.3%
Trucking - 0.3%
Frozen Food Express Industries, Inc. (a)	365,628	511,879
Tegma Gestao Logistica	24,100	337,184
		849,063
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Interline Brands, Inc. (a)	99,800	1,574,844
Mills Estruturas e Servicos de Engenharia SA	54,300	480,451
		2,055,295
TRANSPORTATION INFRASTRUCTURE - 1.1%
Airport Services - 0.3%
Wesco Aircraft Holdings, Inc. (a)	63,400	840,684
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - CONTINUED
Highways & Railtracks - 0.8%
Companhia de Concessoes Rodoviarias	363,200	$ 2,319,836
TOTAL TRANSPORTATION INFRASTRUCTURE		3,160,520
TOTAL COMMON STOCKS (Cost $282,698,971)		293,224,724
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.11% (b)	219,115	219,115
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,626,800	2,626,800
TOTAL MONEY MARKET FUNDS (Cost $2,845,915)		2,845,915
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $285,544,886)		296,070,639
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,681,010)
NET ASSETS - 100%		$ 293,389,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,756
Fidelity Securities Lending Cash Central Fund	7,399
Total	$ 13,155
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Key Technology, Inc.	$ 1,729,346	$ 3,399,807	$ -	$ -	$ 4,133,189
Total	$ 1,729,346	$ 3,399,807	$ -	$ -	$ 4,133,189
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 293,224,724	$ 290,418,172	$ 2,806,552	$ -
Money Market Funds	2,845,915	2,845,915	-	-
Total Investments in Securities:	$ 296,070,639	$ 293,264,087	$ 2,806,552	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $289,317,912. Net unrealized appreciation aggregated $6,752,727, of which $30,009,754 related to appreciated investment securities and $23,257,027 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2011

1.810678.107

CYC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
AEROSPACE & DEFENSE - 15.3%
Aerospace & Defense - 15.3%
BE Aerospace, Inc. (a)	44,600	$ 1,737,170
Esterline Technologies Corp. (a)	46,960	2,529,735
Honeywell International, Inc.	305,868	16,562,752
Precision Castparts Corp.	50,563	8,330,254
Rockwell Collins, Inc.	125,512	6,890,609
Textron, Inc.	451,772	8,777,930
United Technologies Corp.	358,035	27,425,481
		72,253,931
AIR FREIGHT & LOGISTICS - 5.2%
Air Freight & Logistics - 5.2%
C.H. Robinson Worldwide, Inc.	64,995	4,452,807
United Parcel Service, Inc. Class B	251,000	18,009,250
UTI Worldwide, Inc.	141,901	2,207,980
		24,670,037
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Autoliv, Inc.	44,600	2,376,288
TRW Automotive Holdings Corp. (a)	46,063	1,504,418
		3,880,706
BUILDING PRODUCTS - 2.2%
Building Products - 2.2%
Armstrong World Industries, Inc.	102,392	4,063,938
Owens Corning (a)	213,426	6,125,326
		10,189,264
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Diversified Support Services - 0.4%
Ritchie Brothers Auctioneers, Inc. (d)	103,400	2,126,938
Environmental & Facility Services - 1.4%
Republic Services, Inc.	238,891	6,557,558
Office Services & Supplies - 0.6%
Mine Safety Appliances Co.	78,400	2,761,248
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,445,744
CONSTRUCTION & ENGINEERING - 4.1%
Construction & Engineering - 4.1%
AECOM Technology Corp. (a)	139,100	2,983,695
EMCOR Group, Inc.	164,368	4,212,752
Foster Wheeler AG (a)	279,428	5,183,389
Jacobs Engineering Group, Inc. (a)	112,085	4,656,011
Quanta Services, Inc. (a)	120,616	2,483,483
		19,519,330
ELECTRICAL EQUIPMENT - 10.9%
Electrical Components & Equipment - 10.9%
AMETEK, Inc.	134,375	5,756,625
Cooper Industries PLC Class A	111,191	6,174,436
Emerson Electric Co.	315,882	16,504,835

	Shares	Value
GrafTech International Ltd. (a)	287,894	$ 4,157,189
Hubbell, Inc. Class B	51,926	3,396,999
Polypore International, Inc. (a)	29,500	1,446,975
Prysmian SpA	211,537	2,874,010
Regal-Beloit Corp.	100,628	5,299,070
Roper Industries, Inc.	69,358	5,908,608
		51,518,747
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
McDermott International, Inc. (a)	295,000	3,336,450
INDUSTRIAL CONGLOMERATES - 21.4%
Industrial Conglomerates - 21.4%
3M Co.	199,948	16,203,786
Carlisle Companies, Inc.	54,946	2,450,592
Danaher Corp.	362,398	17,532,815
General Electric Co.	3,437,263	54,686,855
Tyco International Ltd.	213,094	10,219,988
		101,094,036
MACHINERY - 16.1%
Construction & Farm Machinery & Heavy Trucks - 5.3%
Cummins, Inc.	146,123	14,076,029
Fiat Industrial SpA (a)	374,896	3,332,663
Jain Irrigation Systems Ltd.	919,751	2,098,040
Jain Irrigation Systems Ltd. DVR (a)	45,987	86,229
Sauer-Danfoss, Inc. (a)	38,576	1,450,072
WABCO Holdings, Inc. (a)	88,500	4,160,385
		25,203,418
Industrial Machinery - 10.8%
Actuant Corp. Class A	162,716	3,729,451
Dover Corp.	56,500	3,105,805
Flowserve Corp.	63,300	6,505,341
Graco, Inc.	120,600	5,184,594
Ingersoll-Rand PLC	307,020	10,168,502
Pall Corp.	102,639	5,592,799
Parker Hannifin Corp.	113,442	9,390,729
SPX Corp.	71,100	4,507,740
TriMas Corp. (a)	141,957	2,897,342
		51,082,303
TOTAL MACHINERY		76,285,721
PROFESSIONAL SERVICES - 4.2%
Human Resource & Employment Services - 2.6%
Kforce, Inc. (a)	271,050	3,320,363
Manpower, Inc.	62,600	2,293,038
Robert Half International, Inc.	129,100	3,419,859
Towers Watson & Co.	50,449	3,287,257
		12,320,517
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 1.6%
Bureau Veritas SA	21,000	$ 1,550,171
IHS, Inc. Class A (a)	64,688	5,717,125
		7,267,296
TOTAL PROFESSIONAL SERVICES		19,587,813
ROAD & RAIL - 7.6%
Railroads - 7.1%
CSX Corp.	375,150	8,144,507
Union Pacific Corp.	245,982	25,436,999
		33,581,506
Trucking - 0.5%
Con-way, Inc.	83,400	2,342,706
TOTAL ROAD & RAIL		35,924,212
TRADING COMPANIES & DISTRIBUTORS - 3.6%
Trading Companies & Distributors - 3.6%
Mills Estruturas e Servicos de Engenharia SA	289,200	2,558,867
Rush Enterprises, Inc. Class A (a)	169,167	3,241,240
W.W. Grainger, Inc.	26,691	4,988,548
Watsco, Inc.	26,100	1,657,350
WESCO International, Inc. (a)	91,695	4,672,777
		17,118,782
TOTAL COMMON STOCKS (Cost $405,292,323)		446,824,773
Convertible Bonds - 0.2%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $1,179,681)	$ 1,179,681	1,179,681
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/1/11 to 3/1/12 (e) (Cost $1,499,985)	1,500,000	1,499,966
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,461,642	$ 21,461,642
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,528,650	1,528,650
TOTAL MONEY MARKET FUNDS (Cost $22,990,292)		22,990,292
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $430,962,281)	472,494,712
NET OTHER ASSETS (LIABILITIES) - 0.1%	451,639
NET ASSETS - 100%	$ 472,946,351
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
281 CME E-mini Industrial Index Contracts	Dec. 2011	$ 9,472,510	$ 1,056,139

The face value of futures purchased as a percentage of net assets is 2.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $750,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,179,681 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,179,681
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,442
Fidelity Securities Lending Cash Central Fund	43,364
Total	$ 54,806
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 446,824,773	$ 444,640,504	$ 2,184,269	$ -
Convertible Bonds	1,179,681	-	-	1,179,681
U.S. Treasury Obligations	1,499,966	-	1,499,966	-
Money Market Funds	22,990,292	22,990,292	-	-
Total Investments in Securities:	$ 472,494,712	$ 467,630,796	$ 3,684,235	$ 1,179,681
Derivative Instruments:
Assets
Futures Contracts	$ 1,056,139	$ 1,056,139	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,179,681
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,179,681
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $434,482,167. Net unrealized appreciation aggregated $38,012,545, of which $61,229,287 related to appreciated investment securities and $23,216,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2011

1.810674.107

PRC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CAPITAL MARKETS - 1.3%
Asset Management & Custody Banks - 1.3%
Ameriprise Financial, Inc.	67,000	$ 3,075,970
GP Investments Ltd. (depositary receipt) (a)	110,240	243,853
		3,319,823
INSURANCE - 95.7%
Insurance Brokers - 11.0%
Aon Corp.	252,147	11,591,198
Brasil Insurance Participacoes e Administracao SA	641,500	6,332,343
Brown & Brown, Inc.	131,200	2,736,832
Jardine Lloyd Thompson Group PLC	218,093	2,267,573
Marsh & McLennan Companies, Inc.	185,300	5,594,207
		28,522,153
Life & Health Insurance - 26.5%
AFLAC, Inc.	247,700	10,760,088
Lincoln National Corp.	148,300	2,992,694
MetLife, Inc.	532,175	16,752,869
Principal Financial Group, Inc.	150,700	3,636,391
Prudential Financial, Inc.	334,489	16,938,523
Torchmark Corp.	140,600	5,988,154
Unum Group	501,500	11,288,765
		68,357,484
Multi-Line Insurance - 5.9%
American International Group, Inc. warrants 1/19/21 (a)	268,086	1,640,686
Assurant, Inc.	105,080	4,123,339
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,329	5,449,476
Fortegra Financial Corp. (a)	77,900	451,820
Hartford Financial Services Group, Inc.	197,200	3,502,272
		15,167,593
Property & Casualty Insurance - 46.5%
ACE Ltd.	288,649	20,069,765
Allied World Assurance Co. Holdings Ltd.	127,900	7,608,771
Allstate Corp.	121,900	3,265,701
Amlin PLC	978,015	5,148,044
Axis Capital Holdings Ltd.	107,800	3,442,054
Beazley PLC	38,912	83,053
Berkshire Hathaway, Inc.:
Class A (a)	4	474,000

	Shares	Value
Class B (a)	558,869	$ 44,016,522
Fidelity National Financial, Inc. Class A	500	7,935
Progressive Corp.	534,900	10,088,214
The Chubb Corp.	229,258	15,461,160
The Travelers Companies, Inc.	111,300	6,260,625
XL Group PLC Class A	197,255	4,067,398
		119,993,242
Reinsurance - 5.8%
Alterra Capital Holdings Ltd.	19,200	440,640
Greenlight Capital Re, Ltd. (a)	60,101	1,432,808
RenaissanceRe Holdings Ltd.	17,000	1,248,480
Validus Holdings Ltd.	390,100	11,738,109
		14,860,037
TOTAL INSURANCE		246,900,509
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 1.0%
Fidelity National Information Services, Inc.	104,700	2,522,223
TOTAL COMMON STOCKS (Cost $243,450,849)		252,742,555
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.11% (b) (Cost $2,673,052)	2,673,052	2,673,052
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $246,123,901)	255,415,607
NET OTHER ASSETS (LIABILITIES) - 0.9%	2,389,222
NET ASSETS - 100%	$ 257,804,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,430
Fidelity Securities Lending Cash Central Fund	1,991
Total	$ 7,421
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $249,340,547. Net unrealized appreciation aggregated $6,075,060, of which $17,660,655 related to appreciated investment securities and $11,585,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2011

1.810669.107

BSO-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CAPITAL MARKETS - 0.8%
Investment Banking & Brokerage - 0.8%
Knight Capital Group, Inc. Class A (a)	133,800	$ 1,689,894
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Support Services - 0.2%
Higher One Holdings, Inc. (a)(d)	28,500	511,005
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	400	11,180
CONSUMER FINANCE - 1.1%
Consumer Finance - 1.1%
Green Dot Corp. Class A (a)(d)	75,500	2,521,700
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Thomas Cook Group PLC	115,200	33,067
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Constant Contact, Inc. (a)	5	109
IntraLinks Holdings, Inc. (a)	45,100	237,677
Perficient, Inc. (a)	38,000	326,800
SciQuest, Inc. (a)	35,000	511,000
VeriSign, Inc.	119,000	3,996,020
		5,071,606
IT SERVICES - 81.8%
Data Processing & Outsourced Services - 37.7%
Alliance Data Systems Corp. (a)(d)	71,148	7,286,267
Automatic Data Processing, Inc.	20,000	1,021,800
Broadridge Financial Solutions, Inc.	7,800	176,046
Cardtronics, Inc. (a)	18,000	489,240
Cass Information Systems, Inc.	11,200	433,552
Convergys Corp. (a)	1,100	14,212
CoreLogic, Inc. (a)	1,600	21,248
CSG Systems International, Inc. (a)	18,100	274,577
DST Systems, Inc.	43,900	2,086,567
Euronet Worldwide, Inc. (a)	37,500	675,000
ExlService Holdings, Inc. (a)	800	21,280
Fidelity National Information Services, Inc.	192,600	4,639,734
Fiserv, Inc. (a)	173,200	9,986,712
FleetCor Technologies, Inc.	31,000	880,400
Genpact Ltd. (a)	12,800	199,296
Global Cash Access Holdings, Inc. (a)	448,800	2,019,600
Global Payments, Inc.	100,800	4,458,384
Heartland Payment Systems, Inc.	40,200	906,510
Jack Henry & Associates, Inc.	6,600	219,186
Lender Processing Services, Inc.	152,500	2,891,400
MasterCard, Inc. Class A	47,940	17,955,927
NeuStar, Inc. Class A (a)	121,300	4,092,662
Paychex, Inc.	30,100	876,211
Syntel, Inc.	41,200	1,971,008

	Shares	Value
Teletech Holdings, Inc. (a)	50,800	$ 894,588
The Western Union Co.	309,400	5,395,936
TNS, Inc. (a)	48,700	951,111
VeriFone Systems, Inc. (a)	33,800	1,482,130
Visa, Inc. Class A	98,512	9,552,709
WNS Holdings Ltd. sponsored ADR (a)	127,229	1,463,134
Wright Express Corp. (a)	43,800	2,298,624
		85,635,051
IT Consulting & Other Services - 44.1%
Accenture PLC Class A	307,000	17,784,510
Acxiom Corp. (a)	187,400	2,331,256
ALTEN	8,200	225,791
Atos Origin SA	11,996	583,090
Booz Allen Hamilton Holding Corp. Class A	124,300	1,736,471
CACI International, Inc. Class A (a)	34,500	1,945,110
Camelot Information Systems, Inc. ADR (a)(d)	1,164,733	2,783,712
CGI Group, Inc. Class A (sub. vtg.) (a)	10,600	194,862
China Information Technology, Inc. (a)(d)	148,900	136,988
Ciber, Inc. (a)	358,500	1,484,190
Cognizant Technology Solutions Corp. Class A (a)	484,416	32,625,417
Forrester Research, Inc.	7,600	246,012
Gartner, Inc. Class A (a)	7,900	298,857
HCL Technologies Ltd.	22,860	172,702
HiSoft Technology International Ltd. ADR (a)(d)	183,700	2,173,171
iGate Corp.	92,607	1,437,261
Indra Sistemas	500	7,018
Infosys Ltd. sponsored ADR	200	10,324
International Business Machines Corp.	96,800	18,198,400
ManTech International Corp. Class A	600	20,280
Maximus, Inc.	14,100	586,560
NCI, Inc. Class A (a)	2,200	26,620
Rolta India Ltd.	215,715	252,698
Sapient Corp.	327,100	4,016,788
ServiceSource International, Inc.	500	6,670
Teradata Corp. (a)	38,000	2,060,740
Unisys Corp. (a)	35,640	860,706
Virtusa Corp. (a)	504,888	7,946,937
		100,153,141
TOTAL IT SERVICES		185,788,192
OFFICE ELECTRONICS - 1.5%
Office Electronics - 1.5%
Xerox Corp.	410,100	3,342,315
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
eClerx	6,959	99,125
ICF International, Inc. (a)	31,700	822,298
		921,423
Common Stocks - continued
	Shares	Value
SOFTWARE - 8.5%
Application Software - 5.6%
AsiaInfo-Linkage, Inc. (a)(d)	80,000	$ 699,200
Aspen Technology, Inc. (a)	125,500	2,240,175
Autodesk, Inc. (a)	91,100	3,103,777
Convio, Inc. (a)	151,600	1,555,416
Descartes Systems Group, Inc. (a)	68,400	474,129
Intuit, Inc.	43,360	2,308,486
SuccessFactors, Inc. (a)(d)	85,700	2,193,920
Ultimate Software Group, Inc. (a)	1,300	86,216
		12,661,319
Systems Software - 2.9%
Ariba, Inc. (a)	8,000	242,800
NetSuite, Inc. (a)	2,800	113,512
Oracle Corp.	202,700	6,354,645
		6,710,957
TOTAL SOFTWARE		19,372,276
TOTAL COMMON STOCKS (Cost $196,025,786)		219,262,658
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,044,925	$ 3,044,925
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	14,205,425	14,205,425
TOTAL MONEY MARKET FUNDS (Cost $17,250,350)		17,250,350
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $213,276,136)		236,513,008
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(9,459,259)
NET ASSETS - 100%		$ 227,053,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,019
Fidelity Securities Lending Cash Central Fund	47,471
Total	$ 50,490
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 219,262,658	$ 218,738,133	$ 524,525	$ -
Money Market Funds	17,250,350	17,250,350	-	-
Total Investments in Securities:	$ 236,513,008	$ 235,988,483	$ 524,525	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $216,386,375. Net unrealized appreciation aggregated $20,126,633, of which $35,257,242 related to appreciated investment securities and $15,130,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2011

1.810675.107

LEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 6.0%
Education Services - 2.4%
DeVry, Inc.	125,300	$ 4,324,103
ITT Educational Services, Inc. (a)(d)	50,812	2,792,628
K12, Inc. (a)(d)	95,046	2,373,299
		9,490,030
Specialized Consumer Services - 3.6%
Carriage Services, Inc.	208,002	1,212,652
Steiner Leisure Ltd. (a)	135,516	6,369,252
Stewart Enterprises, Inc. Class A (d)	277,852	1,728,239
Weight Watchers International, Inc.	83,152	4,886,843
		14,196,986
TOTAL DIVERSIFIED CONSUMER SERVICES		23,687,016
HOTELS, RESTAURANTS & LEISURE - 86.6%
Casinos & Gaming - 16.3%
Aristocrat Leisure Ltd.	3	8
Las Vegas Sands Corp. (a)	517,300	24,163,083
Las Vegas Sands Corp. warrants 11/16/13 (a)	11,700	7,956,232
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	568,201	5,636,554
MGM Mirage, Inc. (a)	669,260	6,886,685
Penn National Gaming, Inc. (a)	120,312	4,464,778
Pinnacle Entertainment, Inc. (a)	526,800	5,568,276
Wynn Resorts Ltd.	75,732	9,130,250
		63,805,866
Hotels, Resorts & Cruise Lines - 16.3%
Carnival Corp. unit	713,205	23,678,406
Club Mediterranee SA (a)	31,500	496,122
Orient Express Hotels Ltd. Class A (a)	696,140	5,005,247
Royal Caribbean Cruises Ltd.	44,600	1,235,866
Starwood Hotels & Resorts Worldwide, Inc.	337,500	16,092,000
Wyndham Worldwide Corp.	496,500	17,600,925
		64,108,566
Leisure Facilities - 0.8%
Cedar Fair LP (depository unit)	140,400	3,241,836
Restaurants - 53.2%
Arcos Dorados Holdings, Inc.	21,900	480,048
BJ's Restaurants, Inc. (a)	62,600	3,009,808
Bravo Brio Restaurant Group, Inc. (a)	76,100	1,311,203
Brinker International, Inc.	196,300	4,726,904
Chipotle Mexican Grill, Inc. (a)	52,509	16,884,794
Darden Restaurants, Inc. (d)	334,000	15,935,140
Denny's Corp. (a)	904,129	3,074,039
Dominos Pizza Enterprises Ltd.	40,600	317,428
Dunkin' Brands Group, Inc. (a)(d)	136,260	3,447,378
Little Sheep Group Ltd.	1,314,000	1,095,482
McDonald's Corp.	661,200	63,157,824

	Shares	Value
Panera Bread Co. Class A (a)	64,200	$ 9,204,996
Ruth's Hospitality Group, Inc. (a)	412,800	2,047,488
Spur Corp. Ltd.	1,373,500	2,506,510
Starbucks Corp.	1,445,400	62,845,992
Texas Roadhouse, Inc. Class A	338,600	4,533,854
Yum! Brands, Inc.	252,900	14,172,516
		208,751,404
TOTAL HOTELS, RESTAURANTS & LEISURE		339,907,672
HOUSEHOLD DURABLES - 0.4%
Home Furnishings - 0.0%
Man Wah Holdings Ltd.	332,800	206,040
Housewares & Specialties - 0.4%
Tupperware Brands Corp.	24,200	1,409,892
TOTAL HOUSEHOLD DURABLES		1,615,932
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Groupon, Inc. Class A (a)	75,000	1,312,500
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Leisure Products - 0.9%
Brunswick Corp.	13,900	258,818
Hasbro, Inc.	54,900	1,965,969
Summer Infant, Inc. (a)(d)	208,953	1,433,418
		3,658,205
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	36,000	1,718,640
SOFTWARE - 0.5%
Application Software - 0.5%
Intuit, Inc.	34,900	1,858,076
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
MarineMax, Inc. (a)(d)	138,477	882,098
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Apparel, Accessories & Luxury Goods - 0.9%
Christian Dior SA	14,000	1,803,312
G-III Apparel Group Ltd. (a)	54,900	1,011,807
PVH Corp.	10,300	699,267
		3,514,386
TOTAL COMMON STOCKS (Cost $274,174,830)		378,154,525
Convertible Bonds - 0.1%
	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	$ 279,375
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	9,182,778	9,182,778
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,568,090	20,568,090
TOTAL MONEY MARKET FUNDS (Cost $29,750,868)		29,750,868
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $304,225,698)	408,184,768
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(15,776,846)
NET ASSETS - 100%	$ 392,407,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,636
Fidelity Securities Lending Cash Central Fund	35,938
Total	$ 44,574
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 378,154,525	$ 368,579,335	$ 9,575,190	$ -
Convertible Bonds	279,375	-	279,375	-
Money Market Funds	29,750,868	29,750,868	-	-
Total Investments in Securities:	$ 408,184,768	$ 398,330,203	$ 9,854,565	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $305,774,922. Net unrealized appreciation aggregated $102,409,846, of which $116,261,269 related to appreciated investment securities and $13,851,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2011

1.810697.107

IND-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 1.1%
Arkema SA	126,801	$ 9,159,082
Georgia Gulf Corp. (a)	242,500	4,658,425
		13,817,507
Diversified Chemicals - 21.7%
Ashland, Inc.	372,183	20,700,818
BASF AG	90,417	6,566,232
Cabot Corp.	309,764	10,277,970
Dow Chemical Co.	2,804,897	77,723,696
E.I. du Pont de Nemours & Co.	2,251,817	107,456,707
Lanxess AG	102,993	5,738,360
Olin Corp.	398,500	7,571,500
PPG Industries, Inc.	426,076	37,388,169
		273,423,452
Fertilizers & Agricultural Chemicals - 12.0%
CVR Partners LP	187,155	4,285,850
Israel Chemicals Ltd.	505,100	5,394,989
Monsanto Co.	1,235,296	90,732,491
Rentech Nitrogen Partners LP	317,900	6,040,100
The Mosaic Co.	855,702	45,146,838
		151,600,268
Industrial Gases - 5.1%
Air Products & Chemicals, Inc.	770,076	64,493,865
Specialty Chemicals - 21.3%
Celanese Corp. Class A	635,165	29,528,821
Cytec Industries, Inc.	340,746	16,069,581
Ecolab, Inc. (d)	563,570	32,134,761
H.B. Fuller Co.	242,614	5,594,679
Innophos Holdings, Inc.	360,444	17,751,867
Innospec, Inc. (a)	236,222	6,864,611
Kraton Performance Polymers, Inc. (a)	492,000	10,341,840
LyondellBasell Industries NV Class A (d)	1,129,906	36,914,029
Nalco Holding Co.	676,485	26,213,794
OMNOVA Solutions, Inc. (a)	990,132	4,307,074
Rockwood Holdings, Inc. (a)	200,232	8,922,338
Sherwin-Williams Co.	354,647	30,793,999
Sigma Aldrich Corp.	241,200	15,632,172
W.R. Grace & Co. (a)	641,696	26,739,472
		267,809,038
TOTAL CHEMICALS		771,144,130
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	262,171	1,014,601
Swisher Hygiene, Inc. (Canada) (a)(d)	1,077,400	4,169,542
		5,184,143

	Shares	Value
CONTAINERS & PACKAGING - 7.1%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	396,300	$ 20,128,077
Ball Corp.	827,516	29,054,087
Silgan Holdings, Inc.	266,900	10,393,086
		59,575,250
Paper Packaging - 2.4%
Rock-Tenn Co. Class A	525,425	30,606,006
TOTAL CONTAINERS & PACKAGING		90,181,256
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
GrafTech International Ltd. (a)	197,778	2,855,914
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Archer Daniels Midland Co.	420,328	12,660,279
METALS & MINING - 23.8%
Diversified Metals & Mining - 9.1%
Copper Mountain Mining Corp. (a)	1,948,000	9,224,805
First Quantum Minerals Ltd.	1,089,200	21,998,647
Freeport-McMoRan Copper & Gold, Inc.	1,232,548	48,808,901
HudBay Minerals, Inc.	404,300	4,102,657
Ivanhoe Mines Ltd. (a)	564,200	12,169,616
Kenmare Resources PLC (a)	2,828,500	1,575,862
RTI International Metals, Inc. (a)	195,216	5,329,397
Walter Energy, Inc. (d)	161,303	11,565,425
		114,775,310
Gold - 8.9%
Goldcorp, Inc.	238,500	12,849,233
Kinross Gold Corp.	538,200	7,577,383
Newcrest Mining Ltd.	199,576	7,281,122
Newmont Mining Corp.	1,232,086	84,866,084
		112,573,822
Precious Metals & Minerals - 0.4%
African Minerals Ltd. (a)	599,423	4,214,490
Steel - 5.4%
Carpenter Technology Corp.	272,455	14,750,714
Fortescue Metals Group Ltd.	1,348,229	6,716,671
Haynes International, Inc.	157,584	9,448,737
Nucor Corp.	161,900	6,383,717
Reliance Steel & Aluminum Co.	632,008	31,037,913
		68,337,752
TOTAL METALS & MINING		299,901,374
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
Bumi PLC	381,422	5,249,754
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Noble Group Ltd.	4,791,000	$ 4,455,629
TOTAL COMMON STOCKS (Cost $1,078,700,911)		1,191,632,479
Convertible Bonds - 0.6%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/1/11 to 3/1/12 (e) (Cost $3,799,963)	3,800,000	3,799,913
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	50,711,121	50,711,121
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	65,152,697	65,152,697
TOTAL MONEY MARKET FUNDS (Cost $115,863,818)		115,863,818
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,206,225,892)		1,319,157,410
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(58,286,767)
NET ASSETS - 100%		$ 1,260,870,643
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini Material Index Contracts	Dec. 2011	$ 25,831,990	$ 1,096,951

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,125
Fidelity Securities Lending Cash Central Fund	399,227
Total	$ 435,352
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,191,632,479	$ 1,173,179,057	$ 18,453,422	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	3,799,913	-	3,799,913	-
Money Market Funds	115,863,818	115,863,818	-	-
Total Investments in Securities:	$ 1,319,157,410	$ 1,289,042,875	$ 22,253,335	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 1,096,951	$ 1,096,951	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,861,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,217,600,256. Net unrealized appreciation aggregated $101,557,154, of which $170,315,116 related to appreciated investment securities and $68,757,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.104

AMF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 1.1%
Arkema SA	126,801	$ 9,159,082
Georgia Gulf Corp. (a)	242,500	4,658,425
		13,817,507
Diversified Chemicals - 21.7%
Ashland, Inc.	372,183	20,700,818
BASF AG	90,417	6,566,232
Cabot Corp.	309,764	10,277,970
Dow Chemical Co.	2,804,897	77,723,696
E.I. du Pont de Nemours & Co.	2,251,817	107,456,707
Lanxess AG	102,993	5,738,360
Olin Corp.	398,500	7,571,500
PPG Industries, Inc.	426,076	37,388,169
		273,423,452
Fertilizers & Agricultural Chemicals - 12.0%
CVR Partners LP	187,155	4,285,850
Israel Chemicals Ltd.	505,100	5,394,989
Monsanto Co.	1,235,296	90,732,491
Rentech Nitrogen Partners LP	317,900	6,040,100
The Mosaic Co.	855,702	45,146,838
		151,600,268
Industrial Gases - 5.1%
Air Products & Chemicals, Inc.	770,076	64,493,865
Specialty Chemicals - 21.3%
Celanese Corp. Class A	635,165	29,528,821
Cytec Industries, Inc.	340,746	16,069,581
Ecolab, Inc. (d)	563,570	32,134,761
H.B. Fuller Co.	242,614	5,594,679
Innophos Holdings, Inc.	360,444	17,751,867
Innospec, Inc. (a)	236,222	6,864,611
Kraton Performance Polymers, Inc. (a)	492,000	10,341,840
LyondellBasell Industries NV Class A (d)	1,129,906	36,914,029
Nalco Holding Co.	676,485	26,213,794
OMNOVA Solutions, Inc. (a)	990,132	4,307,074
Rockwood Holdings, Inc. (a)	200,232	8,922,338
Sherwin-Williams Co.	354,647	30,793,999
Sigma Aldrich Corp.	241,200	15,632,172
W.R. Grace & Co. (a)	641,696	26,739,472
		267,809,038
TOTAL CHEMICALS		771,144,130
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	262,171	1,014,601
Swisher Hygiene, Inc. (Canada) (a)(d)	1,077,400	4,169,542
		5,184,143

	Shares	Value
CONTAINERS & PACKAGING - 7.1%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	396,300	$ 20,128,077
Ball Corp.	827,516	29,054,087
Silgan Holdings, Inc.	266,900	10,393,086
		59,575,250
Paper Packaging - 2.4%
Rock-Tenn Co. Class A	525,425	30,606,006
TOTAL CONTAINERS & PACKAGING		90,181,256
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
GrafTech International Ltd. (a)	197,778	2,855,914
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Archer Daniels Midland Co.	420,328	12,660,279
METALS & MINING - 23.8%
Diversified Metals & Mining - 9.1%
Copper Mountain Mining Corp. (a)	1,948,000	9,224,805
First Quantum Minerals Ltd.	1,089,200	21,998,647
Freeport-McMoRan Copper & Gold, Inc.	1,232,548	48,808,901
HudBay Minerals, Inc.	404,300	4,102,657
Ivanhoe Mines Ltd. (a)	564,200	12,169,616
Kenmare Resources PLC (a)	2,828,500	1,575,862
RTI International Metals, Inc. (a)	195,216	5,329,397
Walter Energy, Inc. (d)	161,303	11,565,425
		114,775,310
Gold - 8.9%
Goldcorp, Inc.	238,500	12,849,233
Kinross Gold Corp.	538,200	7,577,383
Newcrest Mining Ltd.	199,576	7,281,122
Newmont Mining Corp.	1,232,086	84,866,084
		112,573,822
Precious Metals & Minerals - 0.4%
African Minerals Ltd. (a)	599,423	4,214,490
Steel - 5.4%
Carpenter Technology Corp.	272,455	14,750,714
Fortescue Metals Group Ltd.	1,348,229	6,716,671
Haynes International, Inc.	157,584	9,448,737
Nucor Corp.	161,900	6,383,717
Reliance Steel & Aluminum Co.	632,008	31,037,913
		68,337,752
TOTAL METALS & MINING		299,901,374
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
Bumi PLC	381,422	5,249,754
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Noble Group Ltd.	4,791,000	$ 4,455,629
TOTAL COMMON STOCKS (Cost $1,078,700,911)		1,191,632,479
Convertible Bonds - 0.6%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/1/11 to 3/1/12 (e) (Cost $3,799,963)	3,800,000	3,799,913
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	50,711,121	50,711,121
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	65,152,697	65,152,697
TOTAL MONEY MARKET FUNDS (Cost $115,863,818)		115,863,818
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,206,225,892)		1,319,157,410
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(58,286,767)
NET ASSETS - 100%		$ 1,260,870,643
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini Material Index Contracts	Dec. 2011	$ 25,831,990	$ 1,096,951

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,125
Fidelity Securities Lending Cash Central Fund	399,227
Total	$ 435,352
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,191,632,479	$ 1,173,179,057	$ 18,453,422	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	3,799,913	-	3,799,913	-
Money Market Funds	115,863,818	115,863,818	-	-
Total Investments in Securities:	$ 1,319,157,410	$ 1,289,042,875	$ 22,253,335	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 1,096,951	$ 1,096,951	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,861,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,217,600,256. Net unrealized appreciation aggregated $101,557,154, of which $170,315,116 related to appreciated investment securities and $68,757,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2011

1.810676.107

MED-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
BIOTECHNOLOGY - 1.1%
Biotechnology - 1.1%
ARIAD Pharmaceuticals, Inc. (a)(d)	672,600	$ 8,131,734
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Weight Watchers International, Inc.	111,400	6,546,978
FOOD & STAPLES RETAILING - 1.7%
Drug Retail - 1.7%
Droga Raia SA	72,500	1,126,611
Drogasil SA	1,166,500	8,128,021
Walgreen Co.	99,000	3,338,280
		12,592,912
HEALTH CARE PROVIDERS & SERVICES - 88.0%
Health Care Distributors & Services - 9.5%
AmerisourceBergen Corp.	298,052	11,072,632
Cardinal Health, Inc.	200,600	8,517,476
McKesson Corp.	613,000	49,843,030
		69,433,138
Health Care Facilities - 8.1%
Brookdale Senior Living, Inc. (a)	509,693	7,925,726
Capital Senior Living Corp. (a)	843,800	6,269,434
Community Health Systems, Inc. (a)	494,600	9,827,702
HCA Holdings, Inc.	23,700	577,806
Kindred Healthcare, Inc. (a)	330,900	4,103,160
LifePoint Hospitals, Inc. (a)	500	19,615
Skilled Healthcare Group, Inc. (a)	195,004	832,667
Sunrise Senior Living, Inc. (a)(d)	1,087,540	5,470,326
Tenet Healthcare Corp. (a)	2,804,100	13,039,065
Universal Health Services, Inc. Class B	279,800	11,253,556
		59,319,057
Health Care Services - 25.8%
Accretive Health, Inc. (a)(d)	1,147,404	26,482,084
Amedisys, Inc. (a)(d)	78,829	935,700
Catalyst Health Solutions, Inc. (a)	310,800	16,167,816
DaVita, Inc. (a)	6,400	487,552
Express Scripts, Inc. (a)	1,245,400	56,852,510
Gentiva Health Services, Inc. (a)	1,275,200	7,421,664
Laboratory Corp. of America Holdings (a)	2,000	171,440
LHC Group, Inc. (a)	120,800	1,679,120
Lincare Holdings, Inc.	14,450	342,465
Medco Health Solutions, Inc. (a)	1,005,546	56,984,292
Metropolitan Health Networks, Inc. (a)	662,000	4,792,880
Omnicare, Inc.	447,800	14,602,758
Quest Diagnostics, Inc.	7,500	439,950
Sun Healthcare Group, Inc. (a)	100,200	308,616
		187,668,847

	Shares	Value
Managed Health Care - 44.6%
Aetna, Inc.	852,456	$ 35,649,710
Amil Participacoes SA	867,300	8,057,645
Centene Corp. (a)	169,300	6,553,603
CIGNA Corp.	510,900	22,597,107
Health Net, Inc. (a)	427,100	13,299,894
Humana, Inc.	393,172	34,866,493
Odontoprev SA	339,400	4,711,021
UnitedHealth Group, Inc.	2,427,197	118,374,398
Wellcare Health Plans, Inc. (a)	215,000	12,566,750
WellPoint, Inc.	969,000	68,362,950
		325,039,571
TOTAL HEALTH CARE PROVIDERS & SERVICES		641,460,613
HEALTH CARE TECHNOLOGY - 3.1%
Health Care Technology - 3.1%
SXC Health Solutions Corp. (a)	377,000	22,281,053
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
WebMD Health Corp. (a)	8,400	304,248
PHARMACEUTICALS - 1.0%
Pharmaceuticals - 1.0%
Endocyte, Inc.	101,000	1,039,290
Valeant Pharmaceuticals International, Inc. (Canada) (d)	134,700	6,233,482
		7,272,772
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Qualicorp SA	68,000	573,467
TOTAL COMMON STOCKS (Cost $587,633,181)		699,163,777
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.11% (b)	23,052,293	23,052,293
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	38,786,330	38,786,330
TOTAL MONEY MARKET FUNDS (Cost $61,838,623)		61,838,623
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $649,471,804)		761,002,400
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(32,164,185)
NET ASSETS - 100%		$ 728,838,215
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,828
Fidelity Securities Lending Cash Central Fund	914,524
Total	$ 930,352
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $654,619,646. Net unrealized appreciation aggregated $106,382,754, of which $137,125,010 related to appreciated investment securities and $30,742,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2011

1.810698.107

MES-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 84.6%
Health Care Equipment - 74.0%
Angiodynamics, Inc. (a)	500,000	$ 7,560,000
ArthroCare Corp. (a)	300,000	8,943,000
Atricure, Inc. (a)	600,000	6,084,000
Baxter International, Inc.	3,200,000	165,312,001
Boston Scientific Corp. (a)	12,000,000	70,800,000
C. R. Bard, Inc.	530,000	46,210,700
China Kanghui Holdings sponsored ADR (a)(d)	400,000	6,100,000
Conceptus, Inc. (a)(d)	1,000,000	10,955,000
CONMED Corp. (a)	300,000	7,887,000
Covidien PLC	3,600,000	163,980,000
Cyberonics, Inc. (a)	400,000	12,132,000
Edwards Lifesciences Corp. (a)	460,000	30,373,800
Exactech, Inc. (a)	375,000	5,666,250
Fisher & Paykel Healthcare Corp.	5,500,000	10,308,540
Genmark Diagnostics, Inc. (a)	914,449	3,849,830
HeartWare International, Inc. (a)	80,000	5,520,000
HeartWare International, Inc. CDI (a)	5,500,000	10,045,624
Hill-Rom Holdings, Inc.	900,000	28,440,000
Hologic, Inc. (a)	200,000	3,522,000
Insulet Corp. (a)	1,000,000	18,580,000
Integra LifeSciences Holdings Corp. (a)	385,700	12,392,541
Intuitive Surgical, Inc. (a)	70,000	30,394,700
Ion Beam Applications SA	450,000	3,162,751
Mako Surgical Corp. (a)(d)	300,000	8,640,000
Masimo Corp.	500,000	10,330,000
Medtronic, Inc.	900,000	32,787,000
NxStage Medical, Inc. (a)	550,000	10,769,000
Opto Circuits India Ltd.	1,000,000	3,911,895
Orthofix International NV (a)	355,000	12,165,850
Sirona Dental Systems, Inc. (a)	125,000	5,555,000
SonoSite, Inc. (a)	312,856	12,952,238
Sonova Holding AG Class B	100,000	10,432,403
St. Jude Medical, Inc.	500,000	19,220,000
Stryker Corp.	600,000	29,298,000
Tornier BV	800,000	14,376,000
Varian Medical Systems, Inc. (a)	200,000	12,446,000
Volcano Corp. (a)	600,000	14,802,000
Wright Medical Group, Inc. (a)	1,100,000	16,148,000
Zeltiq Aesthetics, Inc. (d)	320,800	4,587,440
Zimmer Holdings, Inc. (a)	1,150,000	58,132,500
		944,773,063
Health Care Supplies - 10.6%
DENTSPLY International, Inc.	1,175,000	42,429,250
OraSure Technologies, Inc. (a)	1,400,000	13,300,000
The Cooper Companies, Inc.	950,000	58,197,000
The Spectranetics Corp. (a)	1,200,000	8,568,000

	Shares	Value
Unilife Corp. (a)(d)	2,000,000	$ 8,220,000
Vascular Solutions, Inc. (a)	400,000	4,312,000
		135,026,250
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,079,799,313
HEALTH CARE PROVIDERS & SERVICES - 11.3%
Health Care Distributors & Services - 0.4%
Amplifon SpA	1,100,000	4,632,788
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	300,000	4,800,000
LCA-Vision, Inc. (a)	650,000	1,833,000
		6,633,000
Health Care Services - 8.6%
Accretive Health, Inc. (a)	385,000	8,885,800
Express Scripts, Inc. (a)	450,000	20,542,500
Laboratory Corp. of America Holdings (a)	150,000	12,858,000
Medco Health Solutions, Inc. (a)	600,000	34,002,000
Omnicare, Inc.	240,000	7,826,400
Quest Diagnostics, Inc.	430,000	25,223,800
		109,338,500
Managed Health Care - 1.8%
WellPoint, Inc.	330,000	23,281,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		143,885,788
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (a)	135,000	8,019,000
Omnicell, Inc. (a)	611,799	9,886,672
		17,905,672
TOTAL COMMON STOCKS (Cost $1,195,477,298)		1,241,590,773
Convertible Preferred Stocks - 0.1%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Aria Diagnostics, Inc. (e) (Cost $2,000,001)	331,126	2,000,001
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	22,062,054	$ 22,062,054
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,243,600	17,243,600
TOTAL MONEY MARKET FUNDS (Cost $39,305,654)		39,305,654
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,236,782,953)	1,282,896,428
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,547,913)
NET ASSETS - 100%	$ 1,276,348,515
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,001 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aria Diagnostics, Inc.	11/30/11	$ 2,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,680
Fidelity Securities Lending Cash Central Fund	353,694
Total	$ 400,374
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$ -	$ 12,961,094	$ 4,261,213	$ -	$ -
Genmark Diagnostics, Inc.	1,637,804	2,187,579	-	-	-
RTI Biologics, Inc.	8,644,046	-	12,105,313	-	-
Total	$ 10,281,850	$ 15,148,673	$ 16,366,526	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,241,590,773	$ 1,227,633,254	$ 13,957,519	$ -
Convertible Preferred Stocks	2,000,001	-	-	2,000,001
Money Market Funds	39,305,654	39,305,654	-	-
Total Investments in Securities:	$ 1,282,896,428	$ 1,266,938,908	$ 13,957,519	$ 2,000,001
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,000,001
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,000,001
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,247,879,148. Net unrealized appreciation aggregated $35,017,280, of which $114,664,758 related to appreciated investment securities and $79,647,478 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2011

1.810700.107

BAM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Amazon.com, Inc. (a)	800	$ 153,832
Groupon, Inc. Class A (a)	11,300	197,750
		351,582
INTERNET SOFTWARE & SERVICES - 3.3%
Internet Software & Services - 3.3%
Active Network, Inc. (d)	31,200	395,616
Ancestry.com, Inc. (a)	6,900	163,599
Angie's List, Inc.	600	6,933
AOL, Inc. (a)	42	602
Baidu.com, Inc. sponsored ADR (a)	4,500	589,455
Demand Media, Inc. (d)	73,200	518,988
Google, Inc. Class A (a)	2,200	1,318,658
LinkedIn Corp. (a)	2,100	138,453
Mail.ru Group Ltd. GDR (Reg. S)	19,400	597,520
MercadoLibre, Inc.	7,400	648,906
Velti PLC (a)	14,300	105,820
Yandex NV	30,300	665,994
		5,150,544
MEDIA - 95.2%
Advertising - 5.1%
Interpublic Group of Companies, Inc.	236,804	2,221,222
National CineMedia, Inc.	23,000	299,920
Omnicom Group, Inc.	91,700	3,958,689
ReachLocal, Inc. (a)(d)	117,900	954,990
WPP PLC	34,677	364,697
		7,799,518
Broadcasting - 10.5%
CBS Corp. Class B	262,100	6,825,084
Discovery Communications, Inc. (a)	81,550	3,423,469
Discovery Communications, Inc. Class C (non-vtg.) (a)	74,050	2,802,052
Entercom Communications Corp. Class A (a)(d)	84,400	469,264
LIN TV Corp. Class A (a)	152,800	521,048
Scripps Networks Interactive, Inc. Class A	32,100	1,278,222
Sinclair Broadcast Group, Inc. Class A	74,500	770,330
		16,089,469
Cable & Satellite - 35.5%
Cablevision Systems Corp. - NY Group Class A	132,600	1,989,000
Comcast Corp.:
Class A	734,150	16,643,181
Class A (special) (non-vtg.)	146,200	3,269,032
DIRECTV (a)	230,913	10,903,712
DISH Network Corp. Class A	100,400	2,466,828

	Shares	Value
Liberty Global, Inc.:
Class A (a)	57,275	$ 2,256,062
Class C (a)	54,600	2,069,340
Sirius XM Radio, Inc. (a)(d)	2,513,660	4,524,588
Time Warner Cable, Inc.	107,669	6,511,821
Virgin Media, Inc. (d)	184,100	4,079,656
		54,713,220
Movies & Entertainment - 39.6%
DreamWorks Animation SKG, Inc. Class A (a)(d)	83,800	1,556,166
Liberty Media Corp. Capital Series A (a)	73,093	5,575,534
Lions Gate Entertainment Corp. (a)(d)	220,300	1,936,437
News Corp. Class A	454,482	7,926,166
Regal Entertainment Group Class A (d)	94,700	1,349,475
The Walt Disney Co.	641,804	23,008,673
Time Warner, Inc.	365,966	12,742,936
Viacom, Inc. Class B (non-vtg.)	153,300	6,861,708
		60,957,095
Publishing - 4.5%
Gannett Co., Inc.	132,600	1,440,036
John Wiley & Sons, Inc. Class A	15,900	764,790
McGraw-Hill Companies, Inc.	111,600	4,765,320
		6,970,146
TOTAL MEDIA		146,529,448
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. (a)(d)	20,600	287,370
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	52,100	1,198,821
TOTAL COMMON STOCKS (Cost $127,432,713)		153,517,765
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.11% (b)	263,553	263,553
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,216,150	13,216,150
TOTAL MONEY MARKET FUNDS (Cost $13,479,703)		13,479,703
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $140,912,416)	166,997,468
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(13,013,941)
NET ASSETS - 100%	$ 153,983,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,834
Fidelity Securities Lending Cash Central Fund	192,663
Total	$ 195,497
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 153,517,765	$ 153,153,068	$ 364,697	$ -
Money Market Funds	13,479,703	13,479,703	-	-
Total Investments in Securities:	$ 166,997,468	$ 166,632,771	$ 364,697	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $141,712,005. Net unrealized appreciation aggregated $25,285,463, of which $30,243,196 related to appreciated investment securities and $4,957,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2011

1.810725.107

GAS-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
ELECTRIC UTILITIES - 8.5%
Electric Utilities - 8.5%
Duke Energy Corp.	3,217,269	$ 67,080,059
ENERGY EQUIPMENT & SERVICES - 15.7%
Oil & Gas Drilling - 9.2%
Helmerich & Payne, Inc.	388,600	22,134,656
Rowan Companies, Inc. (a)	668,200	22,658,662
Transocean Ltd. (United States)	359,800	15,417,430
Trinidad Drilling Ltd. (d)	1,405,900	10,972,071
Tuscany International Drilling, Inc. (a)	2,881,200	1,892,646
		73,075,465
Oil & Gas Equipment & Services - 6.5%
Baker Hughes, Inc.	218,600	11,937,746
Cameron International Corp. (a)	701,700	37,884,783
Hornbeck Offshore Services, Inc. (a)	40,000	1,349,600
		51,172,129
TOTAL ENERGY EQUIPMENT & SERVICES		124,247,594
GAS UTILITIES - 2.4%
Gas Utilities - 2.4%
National Fuel Gas Co.	332,300	19,256,785
MULTI-UTILITIES - 9.2%
Multi-Utilities - 9.2%
Dominion Resources, Inc.	391,000	20,183,420
NiSource, Inc.	455,500	10,435,505
Sempra Energy	784,877	41,747,608
		72,366,533
OIL, GAS & CONSUMABLE FUELS - 60.3%
Integrated Oil & Gas - 1.1%
InterOil Corp. (a)(d)	159,700	8,732,396
Oil & Gas Exploration & Production - 52.3%
Americas Petrogas, Inc. (a)	1,074,900	2,444,990
Americas Petrogas, Inc. (e)	198,500	451,512
Anadarko Petroleum Corp.	1,104,900	89,795,220
Apache Corp.	864,633	85,979,106
Bill Barrett Corp. (a)	174,900	6,821,100
Cabot Oil & Gas Corp.	29,600	2,622,264
Canadian Natural Resources Ltd.	593,000	22,273,474
Chesapeake Energy Corp.	1,034,700	26,219,298
Crown Point Ventures Ltd. (e)(f)	747,316	681,410
Denbury Resources, Inc. (a)	412,675	6,974,208
Devon Energy Corp.	410,846	26,893,979
Double Eagle Petroleum Co. (a)	301,699	2,160,165
EOG Resources, Inc.	186,385	19,335,580
Epsilon Energy Ltd. (a)	699,400	1,851,444
EXCO Resources, Inc. (d)	1,347,400	16,047,534
Kosmos Energy Ltd.	168,200	2,265,654
Madalena Ventures, Inc. (a)	3,415,500	2,310,599

	Shares	Value
Niko Resources Ltd.	268,300	$ 13,618,208
Noble Energy, Inc.	451,507	44,423,774
Painted Pony Petroleum Ltd. (a)(e)	5,500	65,248
Painted Pony Petroleum Ltd. Class A (a)	492,900	5,847,434
Petrobank Energy & Resources Ltd. (a)	236,800	2,135,948
Petroleum Development Corp. (a)	236,114	7,921,625
Southwestern Energy Co. (a)	145,300	5,528,665
Talisman Energy, Inc.	1,356,000	18,559,498
Voyager Oil & Gas, Inc. warrants 2/4/16	105,016	121,801
		413,349,738
Oil & Gas Storage & Transport - 6.9%
Williams Companies, Inc.	1,684,099	54,362,716
TOTAL OIL, GAS & CONSUMABLE FUELS		476,444,850
TOTAL COMMON STOCKS (Cost $761,427,290)		759,395,821
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.11% (b)	18,989,619	18,989,619
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,713,925	24,713,925
TOTAL MONEY MARKET FUNDS (Cost $43,703,544)		43,703,544
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $805,130,834)		803,099,365
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(12,325,087)
NET ASSETS - 100%		$ 790,774,278
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,198,170 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,181
Fidelity Securities Lending Cash Central Fund	495,768
Total	$ 504,949
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 759,395,821	$ 759,274,020	$ 121,801	$ -
Money Market Funds	43,703,544	43,703,544	-	-
Total Investments in Securities:	$ 803,099,365	$ 802,977,564	$ 121,801	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $807,998,728. Net unrealized depreciation aggregated $4,899,363, of which $72,331,863 related to appreciated investment securities and $77,231,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2011

1.810716.107

NAT-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CHEMICALS - 1.7%
Specialty Chemicals - 1.7%
LyondellBasell Industries NV Class A (d)	724,500	$ 23,669,415
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	337,300	6,256,915
CONTAINERS & PACKAGING - 1.3%
Metal & Glass Containers - 1.3%
Ball Corp.	242,200	8,503,642
Crown Holdings, Inc. (a)	301,500	9,741,465
		18,245,107
ENERGY EQUIPMENT & SERVICES - 24.0%
Oil & Gas Drilling - 8.9%
Discovery Offshore S.A. (a)(e)	1,472,800	2,269,770
Ensco International Ltd. ADR	1,104,100	57,380,077
Nabors Industries Ltd. (a)	289,300	5,190,042
Noble Corp.	648,000	22,375,440
Northern Offshore Ltd.	945,000	1,669,091
Ocean Rig UDW, Inc. (United States)	437,800	5,468,122
Parker Drilling Co. (a)	1,015,100	7,065,096
Patterson-UTI Energy, Inc.	241,100	5,067,922
Rowan Companies, Inc. (a)	602,100	20,417,211
		126,902,771
Oil & Gas Equipment & Services - 15.1%
Baker Hughes, Inc.	355,400	19,408,394
Compagnie Generale de Geophysique SA (a)	135,400	3,133,269
Halliburton Co.	1,366,700	50,294,560
Key Energy Services, Inc. (a)	281,100	4,244,610
McDermott International, Inc. (a)	235,900	2,668,029
National Oilwell Varco, Inc.	595,958	42,730,189
Oil States International, Inc. (a)	207,300	15,599,325
Schlumberger Ltd.	934,392	70,387,749
Schoeller-Bleckmann Oilfield Equipment AG	30,600	2,697,591
Weatherford International Ltd. (a)	305,300	4,628,348
Willbros Group, Inc. (a)	289,600	1,120,752
		216,912,816
TOTAL ENERGY EQUIPMENT & SERVICES		343,815,587
METALS & MINING - 17.1%
Diversified Metals & Mining - 3.0%
Anglo American PLC (United Kingdom)	162,100	6,156,474
Freeport-McMoRan Copper & Gold, Inc.	594,334	23,535,626
Kenmare Resources PLC (a)	5,361,500	2,987,090
Teck Resources Ltd. Class B (sub. vtg.)	291,400	10,670,905
		43,350,095

	Shares	Value
Gold - 12.9%
AngloGold Ashanti Ltd. sponsored ADR	249,400	$ 11,961,224
Barrick Gold Corp. (d)	430,200	22,797,500
Gold Fields Ltd. sponsored ADR	853,400	14,456,596
Goldcorp, Inc.	632,000	34,049,120
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	8,589,050
IAMGOLD Corp.	623,400	12,603,077
Kinross Gold Corp.	309,467	4,357,024
Newcrest Mining Ltd.	598,736	21,843,658
Newmont Mining Corp.	562,600	38,751,888
Randgold Resources Ltd. sponsored ADR	57,000	6,093,870
Yamana Gold, Inc.	547,200	9,227,746
		184,730,753
Precious Metals & Minerals - 0.9%
Pan American Silver Corp. (d)	134,500	3,479,515
Silver Wheaton Corp.	288,100	9,697,018
		13,176,533
Steel - 0.3%
Reliance Steel & Aluminum Co.	82,400	4,046,664
TOTAL METALS & MINING		245,304,045
OIL, GAS & CONSUMABLE FUELS - 55.1%
Coal & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. (a)	1,073,222	25,757,328
Integrated Oil & Gas - 23.8%
Chevron Corp.	1,208,600	124,268,250
Hess Corp.	1,225,700	73,811,654
Occidental Petroleum Corp.	1,035,400	102,401,060
Suncor Energy, Inc.	1,349,400	40,642,745
		341,123,709
Oil & Gas Exploration & Production - 21.0%
Anadarko Petroleum Corp.	31,100	2,527,497
Apache Corp.	387,600	38,542,944
Bankers Petroleum Ltd. (a)	1,250,800	6,242,043
Berry Petroleum Co. Class A	95,500	4,190,540
Cabot Oil & Gas Corp.	27,200	2,409,648
Canadian Natural Resources Ltd.	472,200	17,736,146
Carrizo Oil & Gas, Inc. (a)	112,500	3,201,750
CNOOC Ltd. sponsored ADR (d)	39,500	7,636,140
EOG Resources, Inc.	348,800	36,184,512
EV Energy Partners LP	143,700	9,807,525
EXCO Resources, Inc.	132,800	1,581,648
Gran Tierra Energy, Inc. (Canada) (a)	2,760,200	17,563,310
Marathon Oil Corp.	1,627,400	45,502,104
Noble Energy, Inc.	232,700	22,895,353
Northern Oil & Gas, Inc. (a)(d)	139,800	3,423,702
Oasis Petroleum, Inc. (a)(d)	175,900	5,359,673
Pacific Rubiales Energy Corp.	147,300	3,149,775
Painted Pony Petroleum Ltd. (a)(e)	9,500	112,702
Petrominerales Ltd.	83,051	1,652,959
Pioneer Natural Resources Co.	242,800	22,954,312
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
QEP Resources, Inc.	131,500	$ 4,293,475
Rosetta Resources, Inc. (a)	70,700	3,841,838
SM Energy Co.	330,600	26,279,394
Stone Energy Corp. (a)	101,000	2,857,290
Swift Energy Co. (a)	82,500	2,424,675
Whiting Petroleum Corp. (a)	190,100	8,841,551
		301,212,506
Oil & Gas Refining & Marketing - 6.9%
CVR Energy, Inc. (a)	339,000	6,169,800
HollyFrontier Corp.	758,904	17,644,518
Marathon Petroleum Corp.	1,145,700	38,254,923
Tesoro Corp. (a)	705,800	16,861,562
Valero Energy Corp.	873,900	19,461,753
		98,392,556
Oil & Gas Storage & Transport - 1.6%
Atlas Energy LP	41,700	1,012,059
Atlas Pipeline Partners, LP	217,400	7,565,520
Williams Companies, Inc.	440,500	14,219,340
		22,796,919
TOTAL OIL, GAS & CONSUMABLE FUELS		789,283,018
TOTAL COMMON STOCKS (Cost $1,333,188,553)		1,426,574,087
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	527,175
Money Market Funds - 4.0%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $56,856,179)	56,856,179	$ 56,856,179
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,390,754,732)	1,483,957,441
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(52,185,076)
NET ASSETS - 100%	$ 1,431,772,365
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,382,472 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,649
Fidelity Securities Lending Cash Central Fund	189,706
Total	$ 197,355
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,426,574,087	$ 1,399,327,390	$ 27,246,697	$ -
Convertible Bonds	527,175	-	527,175	-
Money Market Funds	56,856,179	56,856,179	-	-
Total Investments in Securities:	$ 1,483,957,441	$ 1,456,183,569	$ 27,773,872	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,408,294,601. Net unrealized appreciation aggregated $75,662,840, of which $165,574,212 related to appreciated investment securities and $89,911,372 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2011

1.810707.107

PHR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 5.5%
Biotechnology - 5.5%
Acadia Pharmaceuticals, Inc. (a)	100,000	$ 98,000
Acorda Therapeutics, Inc. (a)	88,000	2,037,200
Alexion Pharmaceuticals, Inc. (a)	41,072	2,820,004
Alnylam Pharmaceuticals, Inc. (a)	15,000	106,500
AMAG Pharmaceuticals, Inc. (a)	128,000	2,278,400
Amylin Pharmaceuticals, Inc. (a)	61,360	662,688
Ardea Biosciences, Inc. (a)	78,949	1,474,767
ARIAD Pharmaceuticals, Inc. (a)	232,500	2,810,925
Astex Pharmaceuticals, Inc. (a)	277,000	418,270
BioMarin Pharmaceutical, Inc. (a)	167,500	5,798,850
BioMimetic Therapeutics, Inc. (a)	176,500	554,210
Chelsea Therapeutics International Ltd. (a)	155,000	806,000
Dendreon Corp. (a)	20,000	172,800
Human Genome Sciences, Inc. (a)	4,000	30,680
ImmunoGen, Inc. (a)	19,100	232,065
InterMune, Inc. (a)	59,390	1,078,522
Medivation, Inc. (a)	27,000	1,240,650
Neurocrine Biosciences, Inc. (a)	224,794	1,470,153
NPS Pharmaceuticals, Inc. (a)	120,000	681,600
ONYX Pharmaceuticals, Inc. (a)	40,000	1,764,000
Puma Biotechnology, Inc. unit (e)	133,333	499,999
QLT, Inc. (a)	165,000	1,135,201
Spectrum Pharmaceuticals, Inc. (a)	40,000	554,000
Targacept, Inc. (a)	10,000	75,100
Theravance, Inc. (a)	79,900	1,864,866
United Therapeutics Corp. (a)	53,700	2,196,867
Vanda Pharmaceuticals, Inc. (a)	70,600	352,294
ZIOPHARM Oncology, Inc. (a)	25,000	130,000
		33,344,611
FOOD & STAPLES RETAILING - 0.0%
Drug Retail - 0.0%
Ain Pharmaciez, Inc.	1,000	44,654
Drogasil SA	20,000	139,357
		184,011
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Health Care Equipment - 1.8%
Baxter International, Inc.	55,400	2,861,964
Cochlear Ltd.	9,000	531,494
Conceptus, Inc. (a)	170,000	1,862,350
Covidien PLC	66,300	3,019,965
Genmark Diagnostics, Inc. (a)	45,500	191,555
Masimo Corp.	45,000	929,700
Nakanishi, Inc.	1,200	106,503
Wright Medical Group, Inc. (a)	82,000	1,203,760
		10,707,291

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Facilities - 0.4%
Community Health Systems, Inc. (a)	63,000	$ 1,251,810
Universal Health Services, Inc. Class B	29,000	1,166,380
		2,418,190
Health Care Services - 1.0%
Accretive Health, Inc. (a)	115,378	2,662,924
Catalyst Health Solutions, Inc. (a)	49,500	2,574,990
Gentiva Health Services, Inc. (a)	100,000	582,000
		5,819,914
Managed Health Care - 0.3%
Aetna, Inc.	13,000	543,660
Molina Healthcare, Inc. (a)	45,000	983,250
WellPoint, Inc.	9,000	634,950
		2,161,860
TOTAL HEALTH CARE PROVIDERS & SERVICES		10,399,964
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Omnicell, Inc. (a)	45,000	727,200
SXC Health Solutions Corp. (a)	31,000	1,832,129
		2,559,329
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. (a)	65,000	2,354,300
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	28,400	790,088
Patheon, Inc. (a)	95,000	108,976
PerkinElmer, Inc.	45,100	853,292
		1,752,356
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	121,892	1,204,293
Schiff Nutrition International, Inc. (a)	169,000	2,009,410
		3,213,703
PHARMACEUTICALS - 86.4%
Pharmaceuticals - 86.4%
Abbott Laboratories	281,090	15,333,460
Akorn, Inc. (a)(d)	424,100	4,563,316
Allergan, Inc.	222,300	18,610,956
Astellas Pharma, Inc.	50,000	1,927,570
AstraZeneca PLC sponsored ADR (d)	255,000	11,724,900
Auxilium Pharmaceuticals, Inc. (a)	139,700	2,434,971
Bristol-Myers Squibb Co.	516,910	16,913,295
Cadence Pharmaceuticals, Inc. (a)(d)	221,300	971,507
Cardiome Pharma Corp. (a)	297,400	606,697
DepoMed, Inc. (a)	354,000	1,723,980
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	193,400	$ 5,809,736
Durect Corp. (a)	659,500	896,920
Elan Corp. PLC sponsored ADR (a)	1,394,400	15,087,408
Eli Lilly & Co.	563,200	21,317,120
Endo Pharmaceuticals Holdings, Inc. (a)	230,400	7,886,592
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	322,520	9,662,699
GlaxoSmithKline PLC sponsored ADR	963,400	42,852,032
Hi-Tech Pharmacal Co., Inc. (a)(d)	82,000	3,404,640
Impax Laboratories, Inc. (a)	230,500	4,642,270
Jazz Pharmaceuticals, Inc. (a)	81,000	3,209,220
Johnson & Johnson	275,900	17,856,248
KV Pharmaceutical Co. Class A (a)(d)	380,000	478,800
MAP Pharmaceuticals, Inc. (a)	27,112	372,790
Meda AB (A Shares)	75,000	729,361
Medicis Pharmaceutical Corp. Class A	221,200	7,222,180
Merck & Co., Inc.	1,063,036	38,003,537
Mylan, Inc. (a)	425,200	8,304,156
Nektar Therapeutics (a)(d)	300,500	1,502,500
Novartis AG sponsored ADR (d)	372,898	20,181,240
Novo Nordisk A/S Series B sponsored ADR (d)	132,500	15,045,375
Obagi Medical Products, Inc. (a)	144,000	1,455,840
Optimer Pharmaceuticals, Inc. (a)(d)	303,000	3,490,560
Pain Therapeutics, Inc. (d)	241,721	935,460
Paladin Labs, Inc. (a)	102,600	3,872,837
Par Pharmaceutical Companies, Inc. (a)	137,400	4,453,134
Perrigo Co.	110,800	10,847,320
Pfizer, Inc.	1,549,488	31,098,224
Pozen, Inc. (a)(d)	239,000	967,950
Questcor Pharmaceuticals, Inc. (a)	204,800	9,205,760
Roche Holding AG (participation certificate)	49,004	7,778,413
Salix Pharmaceuticals Ltd. (a)(d)	224,900	9,927,086
Sanofi-aventis sponsored ADR	1,248,022	43,693,249
Santarus, Inc. (a)	341,500	993,765
Shire PLC sponsored ADR	223,000	22,594,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	493,289	19,539,177
The Medicines Company (a)	253,500	4,793,685
Valeant Pharmaceuticals International, Inc. (Canada) (d)	489,927	22,672,243
Vectura Group PLC (a)	280,000	264,758
Virbac SA	10,967	1,758,686
ViroPharma, Inc. (a)	260,100	6,245,001
Vivus, Inc. (a)(d)	403,000	4,082,390

	Shares	Value
Watson Pharmaceuticals, Inc. (a)	182,800	$ 11,812,536
XenoPort, Inc. (a)	210,000	1,003,800
		522,761,710
TOTAL COMMON STOCKS (Cost $508,711,396)		587,277,275
Convertible Preferred Stocks - 0.0%

PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $250,054)	50,916	250,054
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.11% (b)	19,249,546	19,249,546
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,996,690	50,996,690
TOTAL MONEY MARKET FUNDS (Cost $70,246,236)		70,246,236
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $579,207,686)	657,773,565
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(52,609,554)
NET ASSETS - 100%	$ 605,164,011
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $750,053 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 250,054
Puma Biotechnology, Inc. unit	10/4/11	$ 499,999
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,329
Fidelity Securities Lending Cash Central Fund	321,212
Total	$ 339,541
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 587,277,275	$ 584,167,055	$ 2,610,221	$ 499,999
Convertible Preferred Stocks	250,054	-	-	250,054
Money Market Funds	70,246,236	70,246,236	-	-
Total Investments in Securities:	$ 657,773,565	$ 654,413,291	$ 2,610,221	$ 750,053
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	750,053
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 750,053
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $584,917,083. Net unrealized appreciation aggregated $72,856,482, of which $102,160,615 related to appreciated investment securities and $29,304,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2011

1.810717.107

RET-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Steiner Leisure Ltd. (a)	57,287	$ 2,692,489
INTERNET & CATALOG RETAIL - 17.6%
Internet Retail - 17.6%
Amazon.com, Inc. (a)	255,400	49,110,866
Expedia, Inc.	35,200	979,088
Netflix, Inc. (a)(d)	20,120	1,298,344
Priceline.com, Inc. (a)	27,040	13,138,466
		64,526,764
LEISURE EQUIPMENT & PRODUCTS - 3.7%
Leisure Products - 3.7%
Hasbro, Inc.	381,069	13,646,081
MEDIA - 2.1%
Movies & Entertainment - 2.1%
The Walt Disney Co.	208,700	7,481,895
MULTILINE RETAIL - 10.1%
Department Stores - 1.3%
Kohl's Corp.	78,200	4,207,160
Macy's, Inc.	14,511	469,141
		4,676,301
General Merchandise Stores - 8.8%
Dollar Tree, Inc. (a)	91,300	7,440,037
Target Corp.	471,671	24,857,062
		32,297,099
TOTAL MULTILINE RETAIL		36,973,400
SOFTWARE - 1.6%
Home Entertainment Software - 1.6%
Take-Two Interactive Software, Inc. (a)(d)	429,400	5,990,130
SPECIALTY RETAIL - 57.4%
Apparel Retail - 22.3%
Cia.Hering SA	10,800	228,745
Citi Trends, Inc. (a)	104,633	928,095
Express, Inc.	465,205	10,555,501
Foot Locker, Inc.	177,000	4,175,430
Inditex SA	9,000	762,326
Limited Brands, Inc.	657,698	27,840,356
rue21, Inc. (a)(d)	249,445	5,996,658
The Buckle, Inc. (d)	76,000	3,036,960
TJX Companies, Inc.	455,200	28,085,840
		81,609,911
Automotive Retail - 6.3%
Advance Auto Parts, Inc.	67,889	4,699,277
AutoZone, Inc. (a)	55,920	18,363,010
		23,062,287
Computer & Electronics Retail - 4.0%
Best Buy Co., Inc. (d)	536,727	14,539,934

	Shares	Value
Home Improvement Retail - 8.4%
Home Depot, Inc.	512,300	$ 20,092,406
Lowe's Companies, Inc.	453,600	10,890,936
		30,983,342
Homefurnishing Retail - 5.0%
Bed Bath & Beyond, Inc. (a)	301,300	18,231,663
Specialty Stores - 11.4%
Dick's Sporting Goods, Inc.	168,300	6,615,873
Sally Beauty Holdings, Inc. (a)	220,314	4,428,311
Staples, Inc.	1,247,725	17,979,717
Tiffany & Co., Inc.	134,460	9,014,198
Tractor Supply Co.	52,288	3,776,762
		41,814,861
TOTAL SPECIALTY RETAIL		210,241,998
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Apparel, Accessories & Luxury Goods - 2.6%
PVH Corp.	32,680	2,218,645
Ralph Lauren Corp.	4,900	695,114
Vera Bradley, Inc. (a)	25,200	967,680
VF Corp.	40,300	5,589,207
		9,470,646
Footwear - 1.2%
NIKE, Inc. Class B	46,700	4,491,606
TOTAL TEXTILES, APPAREL & LUXURY GOODS		13,962,252
TOTAL COMMON STOCKS (Cost $315,374,777)		355,515,009
Convertible Bonds - 0.3%
Principal Amount
SOFTWARE - 0.3%
Home Entertainment Software - 0.3%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (e) (Cost $1,000,000)	$ 1,000,000	981,250
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,931,572	$ 4,931,572
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,007,733	17,007,733
TOTAL MONEY MARKET FUNDS (Cost $21,939,305)		21,939,305
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $338,314,082)	378,435,564
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(12,078,987)
NET ASSETS - 100%	$ 366,356,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $981,250 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,887
Fidelity Securities Lending Cash Central Fund	35,098
Total	$ 40,985
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 355,515,009	$ 355,515,009	$ -	$ -
Convertible Bonds	981,250	-	981,250	-
Money Market Funds	21,939,305	21,939,305	-	-
Total Investments in Securities:	$ 378,435,564	$ 377,454,314	$ 981,250	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $340,754,849. Net unrealized appreciation aggregated $37,680,715, of which $47,634,427 related to appreciated investment securities and $9,953,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2011

1.810708.107

SOF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	356,171	$ 3,066,632
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
Higher One Holdings, Inc. (a)	37,800	677,754
COMMUNICATIONS EQUIPMENT - 3.2%
Communications Equipment - 3.2%
Aruba Networks, Inc. (a)	115,400	2,434,940
Calix Networks, Inc. (a)	216,500	1,952,830
Comverse Technology, Inc. (a)	1,300	8,515
Motorola Solutions, Inc.	95,000	4,433,650
Polycom, Inc. (a)	1,759,700	29,738,930
Riverbed Technology, Inc. (a)	16,800	436,800
Sandvine Corp. (U.K.) (a)	2,032,200	3,666,109
		42,671,774
COMPUTERS & PERIPHERALS - 6.8%
Computer Hardware - 6.7%
Apple, Inc. (a)	236,700	90,466,740
Computer Storage & Peripherals - 0.1%
EMC Corp. (a)	56,200	1,293,162
TOTAL COMPUTERS & PERIPHERALS		91,759,902
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Green Dot Corp. Class A (a)	63,000	2,104,200
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
inContact, Inc. (a)(e)	2,765,178	12,166,783
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
MedAssets, Inc. (a)	10,000	95,600
Medidata Solutions, Inc. (a)	27,800	561,004
		656,604
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Groupon, Inc. Class A (a)	226,600	3,965,500
INTERNET SOFTWARE & SERVICES - 18.8%
Internet Software & Services - 18.8%
Active Network, Inc. (d)	803,000	10,182,040
AOL, Inc. (a)	131,400	1,884,276
Constant Contact, Inc. (a)(d)	53,835	1,177,910
Demand Media, Inc.	128,200	908,938
Digital River, Inc. (a)	93,700	1,498,263
eBay, Inc. (a)	1,320,600	39,076,554
Google, Inc. Class A (a)	181,800	108,969,102
IAC/InterActiveCorp	26,400	1,105,632

	Shares	Value
IntraLinks Holdings, Inc. (a)	100,000	$ 527,000
KIT Digital, Inc. (a)	136,700	1,219,364
LivePerson, Inc. (a)	107,300	1,349,834
LogMeIn, Inc. (a)	24,100	1,036,541
MercadoLibre, Inc.	35,800	3,139,302
Open Text Corp. (a)	173,600	9,897,387
Rackspace Hosting, Inc. (a)	284,777	12,353,626
Responsys, Inc.	432,100	3,603,714
RightNow Technologies, Inc. (a)	173,419	7,443,143
Saba Software, Inc. (a)	567,782	3,832,529
SciQuest, Inc. (a)	35,000	511,000
SINA Corp. (a)	17,600	1,163,008
SPS Commerce, Inc. (a)	76,236	1,787,734
Support.com, Inc. (a)	700,000	1,435,000
Velti PLC (a)	77,000	569,800
VeriSign, Inc.	257,980	8,662,968
Web.com, Inc. (a)	884,413	9,118,298
XO Group, Inc. (a)	156,510	1,153,479
Yahoo!, Inc. (a)	1,306,900	20,531,399
		254,137,841
IT SERVICES - 20.3%
Data Processing & Outsourced Services - 6.4%
Computer Sciences Corp.	51,600	1,260,588
DST Systems, Inc.	25,700	1,221,521
Fidelity National Information Services, Inc.	442,100	10,650,189
Fiserv, Inc. (a)	472,395	27,238,296
Genpact Ltd. (a)	40,300	627,471
Global Payments, Inc.	58,400	2,583,032
Lender Processing Services, Inc.	69,300	1,313,928
MasterCard, Inc. Class A	105,300	39,440,115
VeriFone Systems, Inc. (a)	19,600	859,460
WNS Holdings Ltd. sponsored ADR (a)	84,691	973,947
		86,168,547
IT Consulting & Other Services - 13.9%
Accenture PLC Class A	275,000	15,930,750
Acxiom Corp. (a)	220,300	2,740,532
Camelot Information Systems, Inc. ADR (a)	1,377,100	3,291,269
Cognizant Technology Solutions Corp. Class A (a)	871,500	58,695,525
HCL Technologies Ltd.	1	8
HiSoft Technology International Ltd. ADR (a)	446,700	5,284,461
iGate Corp.	27,000	419,040
International Business Machines Corp.	368,000	69,184,000
InterXion Holding N.V.	336,697	4,444,400
Lionbridge Technologies, Inc. (a)(e)	4,833,885	10,779,564
Sapient Corp.	161,600	1,984,448
ServiceSource International, Inc. (d)	28,400	378,856
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Teradata Corp. (a)	186,400	$ 10,108,472
Virtusa Corp. (a)	266,477	4,194,348
		187,435,673
TOTAL IT SERVICES		273,604,220
MEDIA - 1.3%
Advertising - 0.4%
MDC Partners, Inc.:
Class A	130,181	1,887,625
Class A (sub. vtg.)	261,700	3,794,651
		5,682,276
Broadcasting - 0.0%
Discovery Communications, Inc. (a)	13,800	579,324
Movies & Entertainment - 0.9%
Lions Gate Entertainment Corp. (a)(d)	1,331,767	11,706,232
TOTAL MEDIA		17,967,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
NXP Semiconductors NV (a)	130,200	2,200,380
SOFTWARE - 43.2%
Application Software - 18.9%
Actuate Corp. (a)	245,000	1,617,000
AsiaInfo-Linkage, Inc. (a)(d)	551,800	4,822,732
Aspen Technology, Inc. (a)	425,016	7,586,536
BroadSoft, Inc. (a)(d)	192,200	6,742,376
Callidus Software, Inc. (a)(d)(e)	2,260,397	11,573,233
Citrix Systems, Inc. (a)	578,200	41,277,698
Compuware Corp. (a)	343,500	2,837,310
Concur Technologies, Inc. (a)	33,700	1,591,651
Convio, Inc. (a)(e)	1,445,976	14,835,714
Deltek, Inc. (a)	150,000	1,222,500
Descartes Systems Group, Inc. (a)	1,529,900	10,604,827
Ebix, Inc. (d)	371,625	7,989,938
EPIQ Systems, Inc.	1,900	25,650
Guidance Software, Inc. (a)	90,109	546,962
Informatica Corp. (a)	160,100	7,197,296
Interactive Intelligence Group, Inc. (a)	21,745	484,914
Intuit, Inc.	254,400	13,544,256
Kenexa Corp. (a)	211,850	5,296,250

	Shares	Value
Kingdee International Software Group Co. Ltd.	5,916,000	$ 2,012,463
Magma Design Automation, Inc. (a)	279,000	1,595,880
Mentor Graphics Corp. (a)	1,070,113	13,633,240
MicroStrategy, Inc. Class A (a)	48,350	5,953,336
NetScout Systems, Inc. (a)	80,500	1,422,435
Nice Systems Ltd. sponsored ADR (a)	38,000	1,276,040
Nuance Communications, Inc. (a)	222,600	5,471,508
Parametric Technology Corp. (a)	219,900	4,580,517
Pegasystems, Inc. (d)	58,700	1,695,256
PROS Holdings, Inc. (a)	62,200	995,822
QLIK Technologies, Inc. (a)	48,500	1,327,445
Quest Software, Inc. (a)	93,800	1,694,966
salesforce.com, Inc. (a)	269,678	31,935,269
Solera Holdings, Inc.	120,000	5,678,400
SuccessFactors, Inc. (a)	167,862	4,297,267
Synchronoss Technologies, Inc. (a)	196,464	5,872,309
Synopsys, Inc. (a)	513,200	14,354,204
Taleo Corp. Class A (a)	129,662	4,199,752
Temenos Group AG (a)	125,184	2,082,974
TiVo, Inc. (a)	267,100	2,638,948
Verint Systems, Inc. (a)	58,864	1,665,263
		254,180,137
Home Entertainment Software - 0.1%
Rosetta Stone, Inc. (a)	60,000	415,800
Take-Two Interactive Software, Inc. (a)(d)	83,800	1,169,010
THQ, Inc. (a)(d)	267,700	455,090
		2,039,900
Systems Software - 24.2%
Ariba, Inc. (a)	170,800	5,183,780
BMC Software, Inc. (a)	190,900	6,807,494
CommVault Systems, Inc. (a)	22,700	1,126,601
DemandTec, Inc. (a)(d)	1,440,932	10,951,083
Microsoft Corp.	5,311,500	135,868,165
Opnet Technologies, Inc.	35,200	1,255,584
Oracle Corp.	4,277,100	134,087,085
Pervasive Software, Inc. (a)	525,132	3,276,824
Rovi Corp. (a)	149,377	4,145,212
Sourcefire, Inc. (a)	39,200	1,298,304
Symantec Corp. (a)	834,500	13,644,075
VMware, Inc. Class A (a)	93,900	9,078,252
		326,722,459
TOTAL SOFTWARE		582,942,496
TOTAL COMMON STOCKS (Cost $1,145,254,912)		1,287,921,918
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	101,658,193	$ 101,658,193
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	23,905,886	23,905,886
TOTAL MONEY MARKET FUNDS (Cost $125,564,079)		125,564,079
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,270,818,991)		1,413,485,997
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(65,223,641)
NET ASSETS - 100%		$ 1,348,262,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,744
Fidelity Securities Lending Cash Central Fund	351,070
Total	$ 369,814
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Callidus Software, Inc.	$ 6,496,297	$ 6,662,604	$ -	$ -	$ 11,573,233
Convio, Inc.	5,517,786	10,233,459	-	-	14,835,714
inContact, Inc.	4,689,032	4,842,791	-	-	12,166,783
Lionbridge Technologies, Inc.	9,156,245	7,017,871	187,845	-	10,779,564
Total	$ 25,859,360	$ 28,756,725	$ 187,845	$ -	$ 49,355,294
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,287,921,918	$ 1,285,909,447	$ 2,012,471	$ -
Money Market Funds	125,564,079	125,564,079	-	-
Total Investments in Securities:	$ 1,413,485,997	$ 1,411,473,526	$ 2,012,471	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,283,482,579. Net unrealized appreciation aggregated $130,003,418, of which $198,948,527 related to appreciated investment securities and $68,945,109 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2011

1.810712.107

TEC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	40,095	$ 1,312,710
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
JSR Corp.	356,100	6,943,852
COMMUNICATIONS EQUIPMENT - 4.9%
Communications Equipment - 4.9%
AAC Acoustic Technology Holdings, Inc.	90,000	216,793
Acme Packet, Inc. (a)	216,024	7,221,682
ADTRAN, Inc.	33,830	1,117,405
Aruba Networks, Inc. (a)	10,800	227,880
Brocade Communications Systems, Inc. (a)	245,700	1,321,866
Ciena Corp. (a)(d)	1,097,094	13,285,808
Cisco Systems, Inc.	468,123	8,725,813
F5 Networks, Inc. (a)	77,300	8,737,219
Finisar Corp. (a)	239,563	4,417,542
Infinera Corp. (a)	206,300	1,423,470
JDS Uniphase Corp. (a)	40,500	444,690
Juniper Networks, Inc. (a)	18,245	414,344
Oclaro, Inc. (a)	365,800	1,137,638
Polycom, Inc. (a)	849,186	14,351,243
QUALCOMM, Inc.	350,871	19,227,731
Riverbed Technology, Inc. (a)	151,787	3,946,462
Sandvine Corp. (a)	1,941,200	3,351,171
Sandvine Corp. (U.K.) (a)	2,302,512	4,153,755
Spirent Communications PLC	590,700	1,169,003
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	21,709	230,767
ZTE Corp. (H Shares)	3,458,600	10,559,128
		105,681,410
COMPUTERS & PERIPHERALS - 17.3%
Computer Hardware - 13.3%
Advantech Co. Ltd.	150,000	419,090
Apple, Inc. (a)	693,020	264,872,246
Foxconn Technology Co. Ltd.	60,550	180,642
Hewlett-Packard Co.	307,663	8,599,181
Pegatron Corp.	2,471,000	2,626,905
Quanta Computer, Inc.	527,000	1,060,991
Stratasys, Inc. (a)(d)	185,792	5,707,530
Toshiba Corp.	965,000	4,460,778
		287,927,363
Computer Storage & Peripherals - 4.0%
ADLINK Technology, Inc.	196,000	196,572
EMC Corp. (a)	1,297,275	29,850,298
Gemalto NV	47,322	2,328,482
Imagination Technologies Group PLC (a)	754,541	5,861,674
NetApp, Inc. (a)	5,868	216,118
Quantum Corp. (a)	214,500	577,005

	Shares	Value
SanDisk Corp. (a)	770,330	$ 37,984,972
SIMPLO Technology Co. Ltd.	194,000	1,090,890
Smart Technologies, Inc. Class A (a)	85,600	387,769
Synaptics, Inc. (a)	231,143	7,502,902
		85,996,682
TOTAL COMPUTERS & PERIPHERALS		373,924,045
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.5%
Educomp Solutions Ltd.	53,012	220,997
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	460,672	11,627,361
		11,848,358
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	292,000	1,018,377
Silitech Technology Corp.	400,000	1,048,194
		2,066,571
ELECTRONIC EQUIPMENT & COMPONENTS - 3.5%
Electronic Components - 1.5%
Aeroflex Holding Corp.	145,338	1,401,058
Amphenol Corp. Class A	23,879	1,082,435
Cheng Uei Precision Industries Co. Ltd.	504,703	931,207
Chimei Innolux Corp. (a)	51,000	21,995
Corning, Inc.	16,703	221,649
J Touch Corp.	109,903	148,936
Omron Corp.	10,900	233,426
Universal Display Corp. (a)(d)	638,558	24,878,220
Vishay Intertechnology, Inc. (a)	391,298	3,869,937
		32,788,863
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,294,644	2,794,685
Itron, Inc. (a)	5,774	204,573
Keyence Corp.	1,800	460,631
SFA Engineering Corp.	17,301	1,007,970
SNU Precision Co. Ltd.	84,524	863,657
Test Research, Inc.	57,298	60,758
		5,392,274
Electronic Manufacturing Services - 1.2%
Flextronics International Ltd. (a)	299,900	1,790,403
Foxconn International Holdings Ltd. (a)	633,000	404,385
Hon Hai Precision Industry Co. Ltd. (Foxconn)	448,000	1,218,647
IPG Photonics Corp. (a)	7,400	283,642
Jabil Circuit, Inc.	432,368	8,764,099
KEMET Corp. (a)	112,800	933,984
Trimble Navigation Ltd. (a)	309,627	13,338,731
		26,733,891
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	7,447	$ 272,262
Avnet, Inc. (a)	8,600	256,194
Digital China Holdings Ltd. (H Shares)	3,784,000	6,137,668
VST Holdings Ltd. (a)	7,866,000	1,126,905
WPG Holding Co. Ltd.	2,052,200	2,153,617
		9,946,646
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		74,861,674
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	5,018,000	5,499,865
China Kanghui Holdings sponsored ADR (a)	29,200	445,300
		5,945,165
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,810,000	2,436,568
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		8,381,733
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,500	89,100
So-net M3, Inc. (d)	839	4,161,906
		4,251,006
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	53,000	49,469
Techtronic Industries Co. Ltd.	1,115,000	1,023,572
		1,073,041
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	4,006,000	1,596,906
INTERNET & CATALOG RETAIL - 2.0%
Internet Retail - 2.0%
Amazon.com, Inc. (a)	109,835	21,120,172
E-Commerce China Dangdang, Inc. ADR	990	4,673
Groupon, Inc. Class A (a)	235,600	4,123,000
Priceline.com, Inc. (a)	425	206,503
Rakuten, Inc.	12,711	13,639,565
Start Today Co. Ltd.	154,300	2,990,468
		42,084,381
INTERNET SOFTWARE & SERVICES - 11.0%
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	915	26,453
Alibaba.com Ltd.	421,000	436,993
Angie's List, Inc.	8,900	102,840

	Shares	Value
Baidu.com, Inc. sponsored ADR (a)	78,061	$ 10,225,210
Bankrate, Inc. (d)	82,519	1,496,069
Blinkx PLC (a)	500,000	588,525
China Finance Online Co. Ltd. ADR (a)(d)	270,139	529,472
Cornerstone OnDemand, Inc.	89,615	1,444,594
DealerTrack Holdings, Inc. (a)	7,000	181,300
DeNA Co. Ltd.	6,300	195,608
eBay, Inc. (a)	1,800,987	53,291,205
Facebook, Inc. Class B (f)	122,522	3,063,050
Google, Inc. Class A (a)	101,169	60,639,687
GREE, Inc.	52,400	1,759,452
INFO Edge India Ltd.	57,194	716,998
Kakaku.com, Inc.	219,700	8,425,205
LogMeIn, Inc. (a)	249,769	10,742,565
LoopNet, Inc. (a)	150,000	2,707,500
Mail.ru Group Ltd. GDR (a)(e)	5,600	172,480
MercadoLibre, Inc.	114,645	10,053,220
NHN Corp. (a)	29,056	6,450,427
Open Text Corp. (a)	242,200	13,808,451
OpenTable, Inc. (a)(d)	3,553	125,670
Opera Software ASA	359,143	1,977,619
PChome Online, Inc.	352,000	2,272,710
Qihoo 360 Technology Co. Ltd. ADR (d)	57,300	940,866
Rackspace Hosting, Inc. (a)	397,282	17,234,093
Renren, Inc. ADR (d)	18,800	69,560
Responsys, Inc.	4,900	40,866
Saba Software, Inc. (a)	10,000	67,500
SciQuest, Inc. (a)	97,063	1,417,120
SINA Corp. (a)(d)	222,384	14,695,135
Sohu.com, Inc. (a)(d)	4,200	207,648
Tudou Holdings Ltd. ADR (d)	1,100	13,222
Velti PLC (a)	162,300	1,201,020
VeriSign, Inc.	7,100	238,418
Vocus, Inc. (a)	45,600	967,632
XO Group, Inc. (a)	16,300	120,131
Yahoo!, Inc. (a)	14,657	230,261
Yandex NV	343,149	7,542,415
		236,419,190
IT SERVICES - 2.7%
Data Processing & Outsourced Services - 0.6%
Fidelity National Information Services, Inc.	131,496	3,167,739
Fiserv, Inc. (a)	97,228	5,606,166
MasterCard, Inc. Class A	3,460	1,295,943
Syntel, Inc.	25,001	1,196,048
Visa, Inc. Class A	2,380	230,789
WNS Holdings Ltd. sponsored ADR (a)	26,900	309,350
		11,806,035
IT Consulting & Other Services - 2.1%
Accenture PLC Class A	186,181	10,785,465
Atos Origin SA	45,266	2,200,247
Camelot Information Systems, Inc. ADR (a)	555	1,326
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Cognizant Technology Solutions Corp. Class A (a)	287,463	$ 19,360,633
Hi Sun Technology (China) Ltd. (a)	24,000	7,076
HiSoft Technology International Ltd. ADR (a)	36,166	427,844
International Business Machines Corp.	1,293	243,084
Teradata Corp. (a)	243,376	13,198,280
		46,223,955
TOTAL IT SERVICES		58,029,990
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	70,749	2,653,088
Illumina, Inc. (a)(d)	42,700	1,187,914
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	1,046,400
		4,887,402
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	107,000	421,355
Fanuc Corp.	3,000	492,959
HIWIN Technologies Corp.	27,290	225,346
Mirle Automation Corp.	293,100	204,805
Nippon Thompson Co. Ltd.	437,000	2,471,680
THK Co. Ltd.	255,100	5,141,370
		8,957,515
MEDIA - 0.5%
Advertising - 0.2%
Dentsu, Inc.	3,400	98,912
ReachLocal, Inc. (a)(d)	547,973	4,438,581
		4,537,493
Cable & Satellite - 0.3%
DISH Network Corp. Class A	224,100	5,506,137
Movies & Entertainment - 0.0%
IMAX Corp. (a)	59,570	1,156,254
TOTAL MEDIA		11,199,884
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	13,700	2,552
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	27,023	220,237
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	2,663,000	1,943,438

	Shares	Value
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	134,529	$ 6,106,271
Research & Consulting Services - 0.0%
Acacia Research Corp. - Acacia Technologies (a)	27,700	964,514
TOTAL PROFESSIONAL SERVICES		7,070,785
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
China Real Estate Information Corp. ADR (a)	207,198	988,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.7%
Semiconductor Equipment - 8.8%
Advanced Energy Industries, Inc. (a)	18,634	185,967
Amkor Technology, Inc. (a)(d)	704,748	3,129,081
Asia Pacific Systems, Inc. (a)	106,173	1,405,062
ASM International NV unit	161,400	4,377,168
ASM Pacific Technology Ltd.	215,900	2,401,241
ASML Holding NV	1,307,453	51,683,617
ASML Holding NV (Netherlands)	223,012	8,805,365
Axcelis Technologies, Inc. (a)	290,491	368,924
centrotherm photovoltaics AG	4,737	64,327
Cymer, Inc. (a)	341,522	15,272,864
Entegris, Inc. (a)	456,990	3,852,426
GCL-Poly Energy Holdings Ltd.	4,628,000	1,430,707
Genesis Photonics, Inc.	219,000	298,739
ICD Co. Ltd. (a)	55,226	2,870,112
KLA-Tencor Corp.	471,352	21,729,327
Lam Research Corp. (a)	819,003	33,390,752
LTX-Credence Corp. (a)	83,488	508,442
MKS Instruments, Inc.	50,200	1,348,372
Novellus Systems, Inc. (a)	320,596	11,099,034
Teradyne, Inc. (a)	596,585	8,030,034
Tokyo Electron Ltd.	147,300	8,060,663
Ultratech, Inc. (a)	368,693	8,553,678
Visual Photonics Epitaxy Co. Ltd.	822,000	921,133
		189,787,035
Semiconductors - 16.9%
Advanced Micro Devices, Inc. (a)	32,369	184,180
Alpha & Omega Semiconductor Ltd. (a)	108,406	949,637
Altera Corp.	336,344	12,670,078
Applied Micro Circuits Corp. (a)	503,425	3,755,551
ARM Holdings PLC	238,400	2,240,906
ARM Holdings PLC sponsored ADR	501,766	14,184,925
Atmel Corp. (a)	267,676	2,374,286
Avago Technologies Ltd.	430,066	12,867,575
Broadcom Corp. Class A	6,884	208,895
Canadian Solar, Inc. (a)	18	52
Cavium, Inc. (a)	498,408	16,268,037
Cirrus Logic, Inc. (a)	164,703	2,683,012
Cree, Inc. (a)(d)	492,676	12,257,779
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cypress Semiconductor Corp.	403,826	$ 7,700,962
Diodes, Inc. (a)	165,038	3,383,279
Duksan Hi-Metal Co. Ltd. (a)	423,474	10,599,931
Epistar Corp.	1,934,000	4,074,802
Fairchild Semiconductor International, Inc. (a)	1,006,578	13,035,185
First Solar, Inc. (a)	8	383
Freescale Semiconductor Holdings I Ltd.	490,285	6,211,911
Global Unichip Corp.	231,000	754,481
Hittite Microwave Corp. (a)	4,300	233,963
Hynix Semiconductor, Inc.	10	211
Infineon Technologies AG	298,300	2,462,146
Inphi Corp.	217,993	2,352,144
International Rectifier Corp. (a)	61,585	1,295,133
Intersil Corp. Class A	395,436	4,203,485
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,074,902	1,967,071
MagnaChip Semiconductor Corp.	333,538	2,671,639
Marvell Technology Group Ltd. (a)	15,927	224,889
Maxim Integrated Products, Inc.	298,400	7,653,960
Melfas, Inc.	50	1,322
Micron Technology, Inc. (a)	6,117,958	36,646,568
Microsemi Corp. (a)	13,100	232,656
Monolithic Power Systems, Inc. (a)	92,744	1,116,638
MStar Semiconductor, Inc.	1,178,000	6,334,534
NVIDIA Corp. (a)	952,932	14,894,327
NXP Semiconductors NV (a)	1,274,727	21,542,886
O2Micro International Ltd. sponsored ADR (a)	126,600	565,902
ON Semiconductor Corp. (a)	1,882,450	14,174,849
Phison Electronics Corp.	696,000	4,079,453
PMC-Sierra, Inc. (a)	533,048	2,979,738
Radiant Opto-Electronics Corp.	1,653,919	5,027,153
Rambus, Inc. (a)	859,401	6,858,020
RDA Microelectronics, Inc. sponsored ADR	23,900	283,454
RF Micro Devices, Inc. (a)	1,314,821	8,191,335
Samsung Electronics Co. Ltd.	244	222,215
Seoul Semiconductor Co. Ltd.	126,381	2,397,051
Silicon Laboratories, Inc. (a)	5,500	237,710
Silicon Motion Technology Corp. sponsored ADR (a)	309,100	6,027,450
Skyworks Solutions, Inc. (a)	240,087	3,915,819
Spansion, Inc. Class A (a)	416,000	3,635,840
Spreadtrum Communications, Inc. ADR	404,736	10,017,216
Standard Microsystems Corp. (a)	159,423	3,990,358
STMicroelectronics NV (NY Shares) unit (d)	337,000	2,133,210
Texas Instruments, Inc.	1,461,410	43,988,441
Trina Solar Ltd. (a)(d)	469,206	3,753,648
TriQuint Semiconductor, Inc. (a)	41,600	181,792
Vanguard International Semiconductor Corp.	5,867,000	1,954,869

	Shares	Value
Win Semiconductors Corp.	574,049	$ 569,572
Xilinx, Inc.	284,646	9,310,771
YoungTek Electronics Corp.	2,513	5,552
		364,740,837
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		554,527,872
SOFTWARE - 25.9%
Application Software - 15.5%
Adobe Systems, Inc. (a)	8,620	236,360
ANSYS, Inc. (a)	129,161	8,004,107
AsiaInfo-Linkage, Inc. (a)(d)	802,935	7,017,652
Aspen Technology, Inc. (a)	636,465	11,360,900
Autodesk, Inc. (a)	341,663	11,640,458
AutoNavi Holdings Ltd. ADR (a)	169,311	1,837,024
BroadSoft, Inc. (a)	344,552	12,086,884
Cadence Design Systems, Inc. (a)	23,900	261,466
Citrix Systems, Inc. (a)	631,087	45,053,301
Concur Technologies, Inc. (a)	432,058	20,406,099
Convio, Inc. (a)	118,315	1,213,912
Descartes Systems Group, Inc. (a)	591,700	4,101,494
Informatica Corp. (a)	509,511	22,905,067
Intuit, Inc.	148,597	7,911,304
JDA Software Group, Inc. (a)	41,137	1,296,638
Kingdee International Software Group Co. Ltd.	28,517,600	9,700,916
Magma Design Automation, Inc. (a)	153,200	876,304
Manhattan Associates, Inc. (a)	7,155	322,977
MicroStrategy, Inc. Class A (a)	114,922	14,150,346
Nuance Communications, Inc. (a)	136,001	3,342,905
Parametric Technology Corp. (a)	512,455	10,674,438
Pegasystems, Inc. (d)	208,354	6,017,264
QLIK Technologies, Inc. (a)	283,654	7,763,610
RealPage, Inc. (a)	109,900	2,750,797
salesforce.com, Inc. (a)	585,242	69,304,358
SolarWinds, Inc. (a)	431,477	14,148,131
SuccessFactors, Inc. (a)(d)	426,800	10,926,080
Synopsys, Inc. (a)	24,900	696,453
Taleo Corp. Class A (a)	356,338	11,541,788
TIBCO Software, Inc. (a)	322,141	8,826,663
TiVo, Inc. (a)	26,100	257,868
VanceInfo Technologies, Inc. ADR (a)(d)	576,300	6,379,641
		333,013,205
Home Entertainment Software - 0.3%
Changyou.com Ltd. (A Shares) ADR (a)	28,700	716,639
Kingsoft Corp. Ltd.	561,000	225,487
NCsoft Corp.	17,888	4,870,681
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,300	149,435
RealD, Inc. (a)(d)	86,538	829,034
		6,791,276
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 10.1%
Ariba, Inc. (a)	636,992	$ 19,332,707
Check Point Software Technologies Ltd. (a)	19,572	1,083,114
CommVault Systems, Inc. (a)	505,111	25,068,659
DemandTec, Inc. (a)	118,600	901,360
Fortinet, Inc. (a)	557,543	13,375,457
Insyde Software Corp.	45,262	189,506
Microsoft Corp.	742,237	18,986,422
NetSuite, Inc. (a)(d)	102,600	4,159,404
Oracle Corp.	3,757,022	117,782,640
Red Hat, Inc. (a)	89,035	4,458,873
Rovi Corp. (a)	73,161	2,030,218
Symantec Corp. (a)	13,000	212,550
TeleCommunication Systems, Inc. Class A (a)	105,200	282,988
Totvs SA	182,000	3,281,093
VMware, Inc. Class A (a)	74,264	7,179,844
		218,324,835
TOTAL SOFTWARE		558,129,316
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A	179,133	10,568,847
SBA Communications Corp. Class A (a)	209,553	8,568,622
Sprint Nextel Corp. (a)	60,951	164,568
		19,302,037
TOTAL COMMON STOCKS (Cost $2,035,643,812)		2,095,704,239
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $5,296,298)	$ 6,990,000	4,753,200
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	52,885,973	$ 52,885,973
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	69,268,343	69,268,343
TOTAL MONEY MARKET FUNDS (Cost $122,154,316)		122,154,316
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,163,094,426)		2,222,611,755
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(64,327,187)
NET ASSETS - 100%		$ 2,158,284,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,480 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,063,050 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 3,063,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,055
Fidelity Securities Lending Cash Central Fund	2,015,817
Total	$ 2,101,872
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,095,704,239	$ 1,902,929,176	$ 189,712,013	$ 3,063,050
Convertible Bonds	4,753,200	-	4,753,200	-
Money Market Funds	122,154,316	122,154,316	-	-
Total Investments in Securities:	$ 2,222,611,755	$ 2,025,083,492	$ 194,465,213	$ 3,063,050
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(831)
Cost of Purchases	3,063,881
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,063,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (831)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $2,187,575,744. Net unrealized appreciation aggregated $35,036,011, of which $221,878,464 related to appreciated investment securities and $186,842,453 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2011

1.810721.107

TEL-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Nortel Networks Corp. (a)	8,071	$ 0
QUALCOMM, Inc.	21,700	1,189,160
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
PT Tower Bersama Infrastructure Tbk	11,523,000	2,741,416
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
SREI Infrastructure Finance Ltd.	1,214,832	535,593
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.5%
Alternative Carriers - 14.8%
8x8, Inc. (a)(d)	192,200	707,296
AboveNet, Inc.	139,800	8,351,652
Cogent Communications Group, Inc. (a)	755,402	12,849,388
Iliad SA	21,056	2,564,476
Level 3 Communications, Inc. (a)	226,291	4,663,858
PAETEC Holding Corp. (a)	786,700	4,224,579
tw telecom, inc. (a)	689,157	12,949,260
Vonage Holdings Corp. (a)	2,037,900	5,257,782
		51,568,291
Integrated Telecommunication Services - 46.7%
AT&T, Inc.	2,430,619	70,439,337
Cbeyond, Inc. (a)	335,598	2,486,781
CenturyLink, Inc.	814,484	30,559,440
China Telecom Corp. Ltd. sponsored ADR (d)	27,500	1,701,700
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	136,400	2,942,148
Frontier Communications Corp. (d)	704,400	4,029,168
General Communications, Inc. Class A (a)	847,600	8,637,044
Koninklijke KPN NV	394,336	4,817,049
Telefonica Brasil SA sponsored ADR	127,163	3,429,586
Telenor ASA sponsored ADR	67,700	3,452,023
Verizon Communications, Inc.	804,141	30,340,240
		162,834,516
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		214,402,807
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Rackspace Hosting, Inc. (a)	42,200	1,830,636
MEDIA - 2.0%
Cable & Satellite - 2.0%
Comcast Corp. Class A	91,400	2,072,038

	Shares	Value
Time Warner Cable, Inc.	26,100	$ 1,578,528
Virgin Media, Inc.	142,500	3,157,800
		6,808,366
SOFTWARE - 0.6%
Application Software - 0.6%
Synchronoss Technologies, Inc. (a)	68,503	2,047,555
WIRELESS TELECOMMUNICATION SERVICES - 29.0%
Wireless Telecommunication Services - 29.0%
American Tower Corp. Class A	440,100	25,965,900
Clearwire Corp. Class A (a)(d)	1,851,336	3,295,378
Crown Castle International Corp. (a)	407,283	17,236,217
Leap Wireless International, Inc. (a)(d)	558,600	5,066,502
MetroPCS Communications, Inc. (a)	876,306	7,343,444
NII Holdings, Inc. (a)	414,300	9,533,043
PT Indosat Tbk	1,225,100	739,549
SBA Communications Corp. Class A (a)	376,282	15,386,171
Sprint Nextel Corp. (a)	3,811,650	10,291,455
Turkcell Iletisim Hizmet A/S	487,000	2,434,539
VimpelCom Ltd. sponsored ADR (d)	330,500	3,939,560
		101,231,758
TOTAL COMMON STOCKS (Cost $357,441,962)		330,787,291
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.11% (b)	21,169,789	21,169,789
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,708,138	15,708,138
TOTAL MONEY MARKET FUNDS (Cost $36,877,927)		36,877,927
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $394,319,889)	367,665,218
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(19,057,660)
NET ASSETS - 100%	$ 348,607,558
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,781
Fidelity Securities Lending Cash Central Fund	209,959
Total	$ 216,740
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 330,787,291	$ 324,336,194	$ 6,451,097	$ -
Money Market Funds	36,877,927	36,877,927	-	-
Total Investments in Securities:	$ 367,665,218	$ 361,214,121	$ 6,451,097	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $403,698,530. Net unrealized depreciation aggregated $36,033,312, of which $26,564,634 related to appreciated investment securities and $62,597,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.104

ATLC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Nortel Networks Corp. (a)	8,071	$ 0
QUALCOMM, Inc.	21,700	1,189,160
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
PT Tower Bersama Infrastructure Tbk	11,523,000	2,741,416
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
SREI Infrastructure Finance Ltd.	1,214,832	535,593
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.5%
Alternative Carriers - 14.8%
8x8, Inc. (a)(d)	192,200	707,296
AboveNet, Inc.	139,800	8,351,652
Cogent Communications Group, Inc. (a)	755,402	12,849,388
Iliad SA	21,056	2,564,476
Level 3 Communications, Inc. (a)	226,291	4,663,858
PAETEC Holding Corp. (a)	786,700	4,224,579
tw telecom, inc. (a)	689,157	12,949,260
Vonage Holdings Corp. (a)	2,037,900	5,257,782
		51,568,291
Integrated Telecommunication Services - 46.7%
AT&T, Inc.	2,430,619	70,439,337
Cbeyond, Inc. (a)	335,598	2,486,781
CenturyLink, Inc.	814,484	30,559,440
China Telecom Corp. Ltd. sponsored ADR (d)	27,500	1,701,700
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	136,400	2,942,148
Frontier Communications Corp. (d)	704,400	4,029,168
General Communications, Inc. Class A (a)	847,600	8,637,044
Koninklijke KPN NV	394,336	4,817,049
Telefonica Brasil SA sponsored ADR	127,163	3,429,586
Telenor ASA sponsored ADR	67,700	3,452,023
Verizon Communications, Inc.	804,141	30,340,240
		162,834,516
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		214,402,807
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Rackspace Hosting, Inc. (a)	42,200	1,830,636
MEDIA - 2.0%
Cable & Satellite - 2.0%
Comcast Corp. Class A	91,400	2,072,038

	Shares	Value
Time Warner Cable, Inc.	26,100	$ 1,578,528
Virgin Media, Inc.	142,500	3,157,800
		6,808,366
SOFTWARE - 0.6%
Application Software - 0.6%
Synchronoss Technologies, Inc. (a)	68,503	2,047,555
WIRELESS TELECOMMUNICATION SERVICES - 29.0%
Wireless Telecommunication Services - 29.0%
American Tower Corp. Class A	440,100	25,965,900
Clearwire Corp. Class A (a)(d)	1,851,336	3,295,378
Crown Castle International Corp. (a)	407,283	17,236,217
Leap Wireless International, Inc. (a)(d)	558,600	5,066,502
MetroPCS Communications, Inc. (a)	876,306	7,343,444
NII Holdings, Inc. (a)	414,300	9,533,043
PT Indosat Tbk	1,225,100	739,549
SBA Communications Corp. Class A (a)	376,282	15,386,171
Sprint Nextel Corp. (a)	3,811,650	10,291,455
Turkcell Iletisim Hizmet A/S	487,000	2,434,539
VimpelCom Ltd. sponsored ADR (d)	330,500	3,939,560
		101,231,758
TOTAL COMMON STOCKS (Cost $357,441,962)		330,787,291
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.11% (b)	21,169,789	21,169,789
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,708,138	15,708,138
TOTAL MONEY MARKET FUNDS (Cost $36,877,927)		36,877,927
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $394,319,889)	367,665,218
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(19,057,660)
NET ASSETS - 100%	$ 348,607,558
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,781
Fidelity Securities Lending Cash Central Fund	209,959
Total	$ 216,740
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 330,787,291	$ 324,336,194	$ 6,451,097	$ -
Money Market Funds	36,877,927	36,877,927	-	-
Total Investments in Securities:	$ 367,665,218	$ 361,214,121	$ 6,451,097	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $403,698,530. Net unrealized depreciation aggregated $36,033,312, of which $26,564,634 related to appreciated investment securities and $62,597,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2011

1.810722.107

TRN-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
AIR FREIGHT & LOGISTICS - 34.4%
Air Freight & Logistics - 34.4%
Air Transport Services Group, Inc. (a)	475,708	$ 2,302,427
C.H. Robinson Worldwide, Inc.	172,796	11,838,254
Dart Group PLC	638,217	673,588
Expeditors International of Washington, Inc.	113,500	4,938,385
FedEx Corp.	92,600	7,693,208
Hub Group, Inc. Class A (a)	84,700	2,522,366
Panalpina Welttransport Holding AG (a)	7,090	701,627
United Parcel Service, Inc. Class B	510,900	36,657,075
UTI Worldwide, Inc.	395,400	6,152,424
		73,479,354
AIRLINES - 13.8%
Airlines - 13.8%
Alaska Air Group, Inc. (a)	60,600	4,206,852
Copa Holdings SA Class A	33,700	2,175,672
Delta Air Lines, Inc. (a)	842,602	6,841,928
Republic Airways Holdings, Inc. (a)	226,200	866,346
SkyWest, Inc.	119,000	1,443,470
Southwest Airlines Co.	791,700	6,634,446
United Continental Holdings, Inc. (a)(d)	332,136	5,968,484
US Airways Group, Inc. (a)	294,300	1,389,096
		29,526,294
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Stoneridge, Inc. (a)	184,900	1,519,878
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Cosco International Holdings Ltd.	24,000	9,939
MACHINERY - 2.5%
Construction & Farm Machinery & Heavy Trucks - 2.5%
American Railcar Industries, Inc. (a)	51,800	1,232,322
ASL Marine Holdings Ltd.	1,250,200	492,399
FreightCar America, Inc. (a)	53,300	1,211,509
Greenbrier Companies, Inc. (a)	62,700	1,391,940
Trinity Industries, Inc.	38,500	1,100,330
		5,428,500
MARINE - 5.0%
Marine - 5.0%
Diana Shipping, Inc. (a)	25,100	187,999
Eagle Bulk Shipping, Inc. (a)(d)	329,400	365,634

	Shares	Value
Global Ship Lease, Inc. Class A (a)	70,200	$ 136,890
Kirby Corp. (a)	110,620	7,110,654
Kuehne & Nagel International AG	12,240	1,485,951
Navios Maritime Holdings, Inc.	393,200	1,368,336
		10,655,464
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	87,100	417,866
OIL, GAS & CONSUMABLE FUELS - 2.1%
Oil & Gas Storage & Transport - 2.1%
DHT Holdings, Inc.	164,200	134,644
Navios Maritime Acquisition Corp.	1,016,232	2,621,879
Scorpio Tankers, Inc. (a)	221,400	1,474,524
Teekay Corp.	8,100	223,722
		4,454,769
ROAD & RAIL - 37.9%
Railroads - 29.1%
CSX Corp.	735,519	15,968,117
Norfolk Southern Corp.	134,300	10,145,022
Union Pacific Corp.	349,068	36,097,122
		62,210,261
Trucking - 8.8%
Con-way, Inc.	155,000	4,353,950
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	94,750
Class A	74,100	548,512
Frozen Food Express Industries, Inc. (a)	741,276	1,037,786
Marten Transport Ltd.	34,000	627,640
Old Dominion Freight Lines, Inc. (a)	116,700	4,529,127
Quality Distribution, Inc. (a)	57,100	576,710
Saia, Inc. (a)	194,800	2,265,524
Swift Transporation Co. (d)	400,300	3,410,556
Tegma Gestao Logistica	70,500	986,368
Vitran Corp., Inc. (a)	64,600	368,220
		18,799,143
TOTAL ROAD & RAIL		81,009,404
TOTAL COMMON STOCKS (Cost $185,853,863)		206,501,468
Convertible Bonds - 0.5%
Principal Amount
MARINE - 0.5%
Marine - 0.5%
DryShips, Inc. 5% 12/1/14 (Cost $1,021,906)	$ 1,500,000	1,023,750
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,040,188	$ 6,040,188
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,303,200	4,303,200
TOTAL MONEY MARKET FUNDS (Cost $10,343,388)		10,343,388
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $197,219,157)		217,868,606
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(3,978,067)
NET ASSETS - 100%		$ 213,890,539
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,750 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,154
Fidelity Securities Lending Cash Central Fund	10,398
Total	$ 12,552
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Frozen Food Express Industries, Inc.	$ 3,757,900	$ -	$ 457,173	$ -	$ -
Total	$ 3,757,900	$ -	$ 457,173	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 206,501,468	$ 205,999,130	$ 502,338	$ -
Convertible Bonds	1,023,750	-	1,023,750	-
Money Market Funds	10,343,388	10,343,388	-	-
Total Investments in Securities:	$ 217,868,606	$ 216,342,518	$ 1,526,088	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $198,172,041. Net unrealized appreciation aggregated $19,696,565, of which $31,254,373 related to appreciated investment securities and $11,557,808 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

November 30, 2011

1.810724.107

UTI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
ELECTRIC UTILITIES - 50.0%
Electric Utilities - 50.0%
Duke Energy Corp.	2,867,590	$ 59,789,252
Edison International	1,166,792	45,866,594
Exelon Corp.	1,508,360	66,835,430
FirstEnergy Corp.	1,107,050	49,230,514
ITC Holdings Corp.	216,455	16,000,354
Progress Energy, Inc.	535,869	29,140,556
Southern Co.	648,764	28,487,227
		295,349,927
GAS UTILITIES - 3.0%
Gas Utilities - 3.0%
National Fuel Gas Co.	146,576	8,494,079
ONEOK, Inc.	112,500	9,355,500
		17,849,579
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.9%
Independent Power Producers & Energy Traders - 12.9%
Calpine Corp. (a)	1,461,791	21,985,337
Constellation Energy Group, Inc.	705,234	28,322,197
GenOn Energy, Inc. (a)	826,900	2,249,168
The AES Corp. (a)	1,928,198	23,292,632
		75,849,334
MULTI-UTILITIES - 29.3%
Multi-Utilities - 29.3%
CenterPoint Energy, Inc.	1,460,500	29,063,950
Dominion Resources, Inc.	1,039,531	53,660,590
NiSource, Inc.	838,525	19,210,608
OGE Energy Corp.	345,593	18,302,605
Public Service Enterprise Group, Inc.	845,932	27,865,000
Sempra Energy	469,625	24,979,354
		173,082,107
OIL, GAS & CONSUMABLE FUELS - 3.1%
Oil & Gas Refining & Marketing - 0.6%
Sunoco, Inc.	96,100	3,729,641

	Shares	Value
Oil & Gas Storage & Transport - 2.5%
El Paso Corp.	349,332	$ 8,736,793
Williams Companies, Inc.	182,000	5,874,960
		14,611,753
TOTAL OIL, GAS & CONSUMABLE FUELS		18,341,394
TOTAL COMMON STOCKS (Cost $553,030,170)		580,472,341
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b)	4,750,233	4,750,233
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,319,091	3,319,091
TOTAL MONEY MARKET FUNDS (Cost $8,069,324)		8,069,324
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $561,099,494)	588,541,665
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,056,705
NET ASSETS - 100%	$ 590,598,370
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,643
Fidelity Securities Lending Cash Central Fund	42,833
Total	$ 50,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $562,059,628. Net unrealized appreciation aggregated $26,482,037, of which $29,367,271 related to appreciated investment securities and $2,885,234 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2011

1.810702.107

WIR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 27.9%
Communications Equipment - 27.9%
Aruba Networks, Inc. (a)(d)	249,984	$ 5,274,662
Harris Corp.	105,400	3,752,240
InterDigital, Inc. (d)	56,000	2,461,760
Motorola Mobility Holdings, Inc.	64,860	2,529,540
Motorola Solutions, Inc.	304,368	14,204,855
Nokia Corp. sponsored ADR	4,200	24,318
QUALCOMM, Inc.	505,350	27,693,180
Research In Motion Ltd. (a)	248,400	4,436,425
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	959,600	10,200,548
ViaSat, Inc. (a)	74,800	3,539,536
		74,117,064
COMPUTERS & PERIPHERALS - 3.4%
Computer Hardware - 3.4%
Apple, Inc. (a)	23,500	8,981,700
DIVERSIFIED TELECOMMUNICATION SERVICES - 9.3%
Alternative Carriers - 0.0%
Boingo Wireless, Inc.	18,650	158,525
Lumos Networks Corp.	25	366
		158,891
Integrated Telecommunication Services - 9.3%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	406,500	8,768,205
Telefonica SA sponsored ADR	316,100	5,926,875
Verizon Communications, Inc.	263,400	9,938,082
		24,633,162
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		24,792,053
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Fushi Copperweld, Inc. (a)	39,050	300,490
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	3,800	2,277,682
IT SERVICES - 1.8%
Data Processing & Outsourced Services - 0.3%
NeuStar, Inc. Class A (a)	27,200	917,728
IT Consulting & Other Services - 1.5%
Amdocs Ltd. (a)	136,700	3,860,408
TOTAL IT SERVICES		4,778,136
MEDIA - 1.7%
Cable & Satellite - 1.7%
Virgin Media, Inc. (d)	201,050	4,455,268

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Semiconductors - 3.0%
NVIDIA Corp. (a)	129,000	$ 2,016,270
NXP Semiconductors NV (a)	127,400	2,153,060
RF Micro Devices, Inc. (a)(d)	602,600	3,754,198
		7,923,528
SOFTWARE - 3.4%
Application Software - 3.4%
AsiaInfo-Linkage, Inc. (a)(d)	61,050	533,577
BroadSoft, Inc. (a)(d)	44,200	1,550,536
Gameloft (a)(d)	419,762	2,685,103
Synchronoss Technologies, Inc. (a)	122,100	3,649,569
Tangoe, Inc. (a)	36,450	494,991
		8,913,776
WIRELESS TELECOMMUNICATION SERVICES - 46.9%
Wireless Telecommunication Services - 46.9%
American Tower Corp. Class A	223,992	13,215,528
China Mobile (Hong Kong) Ltd. sponsored ADR	267,100	13,266,857
Clearwire Corp. Class A (a)(d)	1,660,300	2,955,334
Crown Castle International Corp. (a)	250,800	10,613,856
Leap Wireless International, Inc. (a)(d)	202,750	1,838,943
MetroPCS Communications, Inc. (a)	582,600	4,882,188
NII Holdings, Inc. (a)	399,800	9,199,398
NTELOS Holdings Corp.	37,750	796,903
NTT DoCoMo, Inc. sponsored ADR (d)	80,000	1,420,800
Rogers Communications, Inc. Class B (non-vtg.)	106,600	3,952,755
SBA Communications Corp. Class A (a)	274,600	11,228,394
Sprint Nextel Corp. (a)	2,305,731	6,225,474
Telephone & Data Systems, Inc.	119,176	3,216,560
U.S. Cellular Corp. (a)	26,500	1,158,580
USA Mobility, Inc.	36,400	510,328
Vodafone Group PLC sponsored ADR	1,477,800	40,122,267
		124,604,165
TOTAL COMMON STOCKS (Cost $266,236,894)		261,143,862
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,162,097	$ 3,162,097
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,348,447	20,348,447
TOTAL MONEY MARKET FUNDS (Cost $23,510,544)		23,510,544
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $289,747,438)	284,654,406
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(19,192,578)
NET ASSETS - 100%	$ 265,461,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,423
Fidelity Securities Lending Cash Central Fund	222,376
Total	$ 223,799
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $299,413,632. Net unrealized depreciation aggregated $14,759,226, of which $21,948,990 related to appreciated investment securities and $36,708,216 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012